UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

Item 1. Reports to Stockholders

Fidelity®

Low-Priced Stock Fund -
Class K

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Low-Priced Stock	.80%
Actual		$ 1,000.00	$ 1,011.20	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class K	.70%
Actual		$ 1,000.00	$ 1,011.70	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	4.8	3.8
Next PLC	3.9	3.9
Seagate Technology LLC	3.7	3.7
Best Buy Co., Inc.	2.6	2.2
Microsoft Corp.	2.4	2.8
Ross Stores, Inc.	2.0	1.3
Metro, Inc. Class A (sub. vtg.)	1.8	1.5
Unum Group	1.4	1.2
Barratt Developments PLC	1.3	1.0
Oracle Corp.	1.2	1.2
	25.1
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.1	24.3
Information Technology	19.2	19.6
Financials	11.8	11.5
Health Care	10.8	8.9
Industrials	7.5	7.7
Asset Allocation (% of fund's net assets)
As of January 31, 2015 *		As of July 31, 2014 **
	Stocks 89.3%		Stocks 86.3%
	Bonds 0.0%†		Bonds 0.0%
	Convertible Securities 0.0%		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 10.7%		Short-Term Investments and Net Other Assets (Liabilities) 13.7%
* Foreign investments	41.5%	** Foreign investments	39.7%
† Amount represents less than 0.1%.

Semiannual Report

Investments January 31, 2015

Showing Percentage of Net Assets

Common Stocks - 89.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.1%
Auto Components - 1.5%
ASTI Corp. (e)	1,287,000	$ 2,404
ATLASBX Co. Ltd.	270,000	10,463
Federal Screw Works (a)	47,900	196
Gentex Corp.	200,100	3,340
Hi-Lex Corp.	1,283,100	36,760
INFAC Corp.	325,139	2,099
INZI Controls Co. Ltd. (e)	1,516,000	6,943
Johnson Controls, Inc.	6,852,800	318,450
Motonic Corp. (e)	3,250,000	40,250
Murakami Corp. (e)	868,000	12,392
Nippon Seiki Co. Ltd.	3,040,500	68,760
Piolax, Inc. (e)	955,200	45,886
Samsung Climate Control Co. Ltd. (e)	499,950	5,240
Sewon Precision Industries Co. Ltd. (a)(e)	500,000	11,796
Shoei Co. Ltd.	446,900	6,981
SJM Co. Ltd. (e)	1,282,000	7,919
SJM Holdings Co. Ltd. (e)	1,332,974	4,963
Strattec Security Corp.	168,600	10,622
Sungwoo Hitech Co. Ltd.	1,888,517	20,665
TBK Co. Ltd.	1,067,100	5,541
The Goodyear Tire & Rubber Co.	725,487	17,586
Yachiyo Industry Co. Ltd.	979,700	8,293
Yutaka Giken Co. Ltd. (e)	1,415,500	29,547
		677,096
Distributors - 0.2%
Chori Co. Ltd.	495,900	8,031
Doshisha Co. Ltd. (e)	1,875,500	29,275
Educational Development Corp. (e)	369,692	1,527
Nakayamafuku Co. Ltd. (e)	1,154,700	8,726
SPK Corp.	245,000	4,274
Uni-Select, Inc. (e)	1,933,900	47,940
		99,773
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)	49,660	1,667
Career Education Corp. (a)(e)	6,418,700	35,816
Clip Corp. (e)	313,800	2,953
Cross-Harbour Holdings Ltd.	606,400	668
DeVry, Inc.	382,800	16,235
Houghton Mifflin Harcourt Co. (a)	1,292,000	25,427
ITT Educational Services, Inc. (a)(d)	146,900	1,068
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	955,200	$ 9,883
Novarese, Inc. (d)	246,700	1,742
Regis Corp. (a)	650,200	10,241
Shingakukai Co. Ltd.	220,500	892
Steiner Leisure Ltd. (a)(e)	1,452,000	63,336
Step Co. Ltd. (e)	1,241,700	8,787
Weight Watchers International, Inc. (a)(d)(e)	4,656,100	77,105
YBM Sisa.com, Inc. (e)	900,000	3,069
		258,889
Hotels, Restaurants & Leisure - 0.6%
Ambassadors Group, Inc. (a)(e)	1,690,856	4,261
Ark Restaurants Corp. (e)	205,695	5,066
BRONCO BILLY Co. Ltd.	62,100	2,048
Create Restaurants Holdings, Inc. (d)	470,200	6,326
Fairwood Holdings Ltd.	297,900	745
Flanigan's Enterprises, Inc.	48,300	1,847
Hiday Hidaka Corp. (e)	1,435,976	45,167
Ibersol SGPS SA	549,200	4,748
Interval Leisure Group, Inc.	240,000	5,539
Intralot SA (a)	1,469,300	2,175
Jack in the Box, Inc.	99,100	8,403
Koshidaka Holdings Co. Ltd.	678,280	12,331
Kura Corp. Ltd.	787,000	23,711
Ohsho Food Service Corp.	597,600	24,005
Papa John's International, Inc.	97,900	6,213
Ruby Tuesday, Inc. (a)(e)	3,917,400	23,583
Shinsegae Food Co. Ltd.	15,000	1,564
Sonic Corp.	250,000	7,568
Sportscene Group, Inc. Class A (e)	382,100	2,330
St. Marc Holdings Co. Ltd.	453,700	29,174
The Monogatari Corp. (d)(e)	513,800	17,815
Toridoll.corporation	1,600,800	23,232
		257,851
Household Durables - 2.9%
Abbey PLC (e)	2,046,900	25,792
Barratt Developments PLC (e)	80,327,500	554,615
Bellway PLC	4,702,100	129,181
Blyth, Inc.	429,800	3,185
D.R. Horton, Inc.	5,096,400	124,964
Dorel Industries, Inc. Class B (sub. vtg.)	3,104,300	88,949
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Emak SpA (d)	5,057,800	$ 5,170
First Juken Co. Ltd. (e)	1,614,200	17,087
Helen of Troy Ltd. (a)(e)	2,706,000	203,545
Henry Boot PLC	3,866,000	12,199
HTL International Holdings Ltd. (e)	27,698,500	5,433
Iida Group Holdings Co. Ltd.	244,900	3,046
Libbey, Inc.	770,000	25,187
NACCO Industries, Inc. Class A	296,100	16,300
P&F Industries, Inc. Class A (a)(e)	362,000	2,751
Sanei Architecture Planning Co. Ltd. (e)	1,395,400	10,661
Stanley Furniture Co., Inc. (a)(e)	1,135,100	3,360
Steinhoff International Holdings Ltd.	3,454,946	17,658
Token Corp. (e)	955,240	39,591
		1,288,674
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (e)	9,894,000	42,359
Liberty Interactive Corp. Series A (a)	198,700	5,436
PetMed Express, Inc. (d)	291,550	4,577
		52,372
Leisure Products - 0.3%
Accell Group NV (e)	2,309,200	35,227
Arctic Cat, Inc.	300,100	10,089
Fenix Outdoor AB	33,500	1,656
JAKKS Pacific, Inc. (a)(d)	793,400	4,776
Kabe Husvagnar AB (B Shares)	318,300	3,876
Mars Engineering Corp.	538,800	9,532
Mattel, Inc.	817,400	21,988
Miroku Corp. (e)	810,000	2,089
Smith & Wesson Holding Corp. (a)	1,148,400	14,125
Trigano SA	152,900	4,560
		107,918
Media - 0.8%
Chime Communications PLC	4,212,400	16,052
Cinderella Media Group Ltd. (e)	18,328,000	4,137
Corus Entertainment, Inc. Class B (non-vtg.) (d)	646,400	10,973
DreamWorks Animation SKG, Inc. Class A (a)	2,710,100	50,598
Gannett Co., Inc.	734,700	22,783
GfK AG	167,200	6,662
Harte-Hanks, Inc.	987,800	7,181
Hyundai HCN	2,668,729	10,488
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Intage Holdings, Inc. (e)	1,921,200	$ 27,196
Ipsos SA	10,152	265
ITE Group PLC	99,100	195
Live Nation Entertainment, Inc. (a)	1,401,000	33,302
Pico Far East Holdings Ltd.	21,366,000	4,795
Proto Corp.	489,700	7,671
RKB Mainichi Broadcasting Corp.	245,000	2,165
Saga Communications, Inc. Class A	440,700	17,923
Sky Network Television Ltd.	6,740,201	29,717
Starz Series A (a)	1,933,400	57,074
STW Group Ltd.	3,918,845	2,787
Television Broadcasts Ltd.	3,770,000	23,426
TOW Co. Ltd. (e)	1,168,200	8,667
TVA Group, Inc. Class B (non-vtg.) (a)	1,959,200	10,562
WOWOW INC.	45,200	1,950
		356,569
Multiline Retail - 4.2%
Big Lots, Inc.	334,900	15,375
Don Quijote Holdings Co. Ltd.	198,600	14,460
Hanwha Galleria Timeworld Co. Ltd. (e)	340,990	20,567
Lifestyle International Holdings Ltd.	38,500,000	75,367
Next PLC (e)	15,728,500	1,713,991
Watts Co. Ltd. (e)	1,332,600	9,661
Zakkaya Bulldog Co. Ltd. (a)	382,100	405
		1,849,826
Specialty Retail - 12.4%
Aarons, Inc. Class A	478,500	15,149
ABC-MART, Inc.	128,900	6,430
Abercrombie & Fitch Co. Class A (e)	7,248,500	184,982
Adastria Holdings Co. Ltd.	606,550	15,976
Aeropostale, Inc. (a)(d)(e)	8,121,400	19,816
Ascena Retail Group, Inc. (a)	191,100	2,209
AT-Group Co. Ltd.	1,233,000	22,987
AutoZone, Inc. (a)	859,700	513,207
Bed Bath & Beyond, Inc. (a)	6,303,800	471,335
Best Buy Co., Inc. (e)	33,038,600	1,162,959
Big 5 Sporting Goods Corp.	198,600	2,365
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,347,400	68,805
Bonia Corp. Bhd	2,503,000	656
Bonjour Holdings Ltd.	4,475,000	410
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Buffalo Co. Ltd. (e)	104,900	$ 739
Cash Converters International Ltd.	23,749,777	20,402
Chico's FAS, Inc.	2,220,000	37,030
CST Brands, Inc.	2,751,000	118,568
Delek Automotive Systems Ltd.	746,500	7,162
Destination Maternity Corp.	296,700	4,542
DSW, Inc. Class A	196,800	6,998
Folli Follie SA (e)	4,122,700	123,408
Formosa Optical Technology Co. Ltd.	638,000	1,710
Fourlis Holdings SA (a)	489,700	1,544
Francesca's Holdings Corp. (a)	100,000	1,586
GameStop Corp. Class A (d)(e)	7,893,900	278,260
Glentel, Inc. (e)	2,097,956	41,243
GNC Holdings, Inc.	1,180,700	52,352
Goldlion Holdings Ltd.	18,241,000	7,833
Guess?, Inc. (e)	8,370,800	157,204
Gulliver International Co. Ltd.	2,764,100	21,938
Halfords Group PLC	1,289,500	8,624
Hour Glass Ltd.	8,530,200	4,621
IA Group Corp. (e)	834,000	5,888
John David Group PLC	2,742,900	20,781
Jumbo SA (e)	11,234,068	107,015
K's Denki Corp.	3,002,200	88,174
Ku Holdings Co. Ltd.	980,600	5,295
Kyoto Kimono Yuzen Co. Ltd. (e)	1,546,500	13,173
Le Chateau, Inc. Class A (sub. vtg.) (a)	1,931,900	1,155
Leon's Furniture Ltd.	328,400	4,949
Lewis Group Ltd.	1,241,800	9,677
Macintosh Retail Group NV (a)	170,100	479
Mr. Bricolage SA (e)	992,175	15,932
Nafco Co. Ltd. (e)	2,234,500	30,470
Nishimatsuya Chain Co. Ltd. (e)	4,472,200	35,623
Office Depot, Inc. (a)	1,606,800	12,212
Pal Co. Ltd. (e)	1,332,800	34,619
RIGHT ON Co. Ltd. (d)	382,100	2,409
Ross Stores, Inc.	9,400,000	862,074
Sally Beauty Holdings, Inc. (a)	590,700	18,359
Second Chance Properties Ltd.	2,493,000	711
Second Chance Properties Ltd. warrants 7/24/17 (a)	8,597,000	69
Select Comfort Corp. (a)	992,100	29,604
Silvano Fashion Group A/S	7,738	11
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. Class A (sub. vtg.)	987,400	$ 24,320
Staples, Inc.	23,941,400	408,201
Super Cheap Auto Group Ltd. (d)	1,589,908	10,730
The Buckle, Inc. (d)	811,900	41,236
The Men's Wearhouse, Inc.	191,400	8,894
The Stanley Gibbons Group PLC	1,077,600	4,877
Urban Outfitters, Inc. (a)	24,794	864
USS Co. Ltd.	13,500,000	211,795
Williams-Sonoma, Inc.	191,400	14,977
Workman Co. Ltd. (e)	1,405,700	69,078
		5,476,701
Textiles, Apparel & Luxury Goods - 2.5%
Adolfo Dominguez SA (a)	269,400	1,580
Bijou Brigitte Modische Accessoires AG	43,100	2,597
Coach, Inc.	2,251,000	83,715
Daphne International Holdings Ltd.	958,000	306
Deckers Outdoor Corp. (a)	39,700	2,622
Embry Holdings Ltd.	1,520,000	787
F&F Co. Ltd.	604,146	7,460
Fossil Group, Inc. (a)	2,244,700	219,532
Geox SpA (a)(d)	3,052,000	10,332
Gildan Activewear, Inc. (e)	6,958,400	406,212
Hampshire Group Ltd. (a)(e)	878,700	1,538
Handsome Co. Ltd. (e)	2,436,150	67,794
JLM Couture, Inc. (a)(e)	188,300	499
Ports Design Ltd. (a)	11,756,000	4,498
Steven Madden Ltd. (a)	877,700	30,140
Sun Hing Vision Group Holdings Ltd. (e)	22,865,000	7,372
Texwinca Holdings Ltd.	58,266,000	47,698
Tungtex Holdings Co. Ltd.	19,594,000	3,094
Van de Velde	71,636	3,897
Vera Bradley, Inc. (a)	1,131,400	21,576
Victory City International Holdings Ltd.	63,416,150	9,029
Youngone Corp.	500,000	25,435
Youngone Holdings Co. Ltd. (e)	929,000	75,507
Yue Yuen Industrial (Holdings) Ltd.	15,870,000	59,053
		1,092,273
TOTAL CONSUMER DISCRETIONARY		11,517,942
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.3%
Beverages - 1.0%
Baron de Ley SA (a)	152,800	$ 13,295
C&C Group PLC	3,424,966	13,430
Kweichow Moutai Co. Ltd.	250,100	7,040
Monster Beverage Corp. (a)	2,578,900	301,602
Muhak Co. Ltd. (a)(e)	2,759,180	92,621
Olvi PLC (A Shares)	24,800	675
Spritzer Bhd	2,237,600	1,288
Synergy Co. (a)	97,900	723
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	494,860	1,623
		432,297
Food & Staples Retailing - 4.5%
Aoki Super Co. Ltd.	189,000	1,799
Belc Co. Ltd. (e)	1,992,500	55,282
Cosmos Pharmaceutical Corp. (e)	1,757,200	283,144
Create SD Holdings Co. Ltd. (e)	2,127,200	72,275
Daikokutenbussan Co. Ltd.	668,500	25,910
Dong Suh Companies, Inc. (e)	5,248,080	110,101
Fyffes PLC (Ireland) (e)	28,404,500	36,045
Genky Stores, Inc. (d)(e)	229,200	18,534
Greggs PLC (e)	9,240,000	114,261
Halows Co. Ltd. (e)	1,552,800	19,939
Jeronimo Martins SGPS SA	1,986,400	21,454
Kusuri No Aoki Co. Ltd.	496,600	32,991
Majestic Wine PLC (d)(e)	3,882,403	19,707
MARR SpA	392,000	6,861
Marukyu Co. Ltd.	443,200	4,582
Metro, Inc. Class A (sub. vtg.) (d)	10,132,133	801,832
Qol Co. Ltd. (e)	2,057,500	14,674
Safeway, Inc:
rights	16,069,900	1,446
rights	16,069,900	1,446
San-A Co. Ltd.	393,300	13,131
Sligro Food Group NV	1,439,800	54,975
Sundrug Co. Ltd.	2,350,300	99,763
Tesco PLC	12,500,000	42,271
Total Produce PLC	10,286,200	11,972
Valor Co. Ltd.	223,200	4,210
Walgreens Boots Alliance, Inc.	315,700	23,283
Welcia Holdings Co. Ltd.	649,774	23,918
Yaoko Co. Ltd.	847,900	55,122
		1,970,928
Food Products - 1.6%
Aryzta AG	1,703,930	128,324
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Cranswick PLC	1,028,612	$ 20,296
Darling International, Inc. (a)	396,100	6,726
Dean Foods Co.	2,740,000	49,649
Devro PLC	2,851,100	12,089
Dutch Lady Milk Industries Bhd	100,000	1,295
Food Empire Holdings Ltd. (e)	50,146,000	11,420
Fresh Del Monte Produce, Inc. (e)	6,017,700	202,375
Hilton Food Group PLC	685,800	4,060
Lifeway Foods, Inc. (a)	186,952	3,421
Nam Yang Dairy Products	11,000	7,203
Omega Protein Corp. (a)	489,900	5,164
Pacific Andes International Holdings Ltd.	118,804,500	4,067
Pacific Andes Resources Development Ltd. (f)	222,476,193	10,023
Patties Food Ltd.	3,576,860	3,835
President Rice Products PCL	1,224,500	1,699
Rocky Mountain Chocolate Factory, Inc. (e)	474,582	6,431
Samyang Genex Co. Ltd.	93,060	9,033
Samyang Holdings Corp.	44,250	3,775
Seaboard Corp. (a)	45,500	174,037
Select Harvests Ltd. (e)	5,164,930	26,519
Sunjin Co. Ltd. (e)	813,630	22,904
Synear Food Holdings Ltd. (a)	38,027,000	0
United Food Holdings Ltd. (a)	21,396,000	989
		715,334
Personal Products - 0.2%
Coty, Inc. Class A	1,990,000	37,850
Elizabeth Arden, Inc. (a)(d)	396,800	5,865
Grape King Bio Ltd.	1,500,000	6,115
Nutraceutical International Corp. (a)(e)	1,092,304	21,344
Oriflame Cosmetics SA SDR (d)	19,600	263
Sarantis SA (e)	2,243,700	17,874
		89,311
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,891	449
TOTAL CONSUMER STAPLES		3,208,319
ENERGY - 3.4%
Energy Equipment & Services - 1.3%
AKITA Drilling Ltd. Class A (non-vtg.)	1,697,400	13,826
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Atwood Oceanics, Inc.	1,500,300	$ 42,879
Boustead Singapore Ltd.	3,970,025	5,279
Cal Dive International, Inc. (a)(e)	5,779,700	376
Carbo Ceramics, Inc. (d)	1,050,100	34,422
Cathedral Energy Services Ltd.	1,529,600	2,817
Divestco, Inc. (a)	3,342,500	158
Farstad Shipping ASA (e)	3,056,400	14,321
Fugro NV (Certificaten Van Aandelen) (d)	1,826,300	39,685
Geospace Technologies Corp. (a)(e)	745,404	17,875
Gulfmark Offshore, Inc. Class A (e)	2,633,800	51,965
Noble Corp.	2,335,600	37,883
Oil States International, Inc. (a)	1,910,200	78,452
Paragon Offshore PLC (d)	793,400	1,658
Petrofac Ltd.	542,900	5,773
PHX Energy Services Corp. (d)	148,800	730
Precision Drilling Corp. (d)	1,586,900	8,105
ProSafe ASA	9,306,200	24,934
Shinko Plantech Co. Ltd.	1,714,300	12,809
Solstad Offshore ASA	1,102,000	8,844
Total Energy Services, Inc. (e)	2,391,700	24,563
Unit Corp. (a)(e)	4,957,400	147,631
		574,985
Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	151,851	8,813
Beach Energy Ltd.	15,183,900	11,304
Bonavista Energy Corp.	399,900	1,888
Centrus Energy Corp. Class A (a)	147,332	592
Denbury Resources, Inc. (d)	7,105,800	49,030
Eni SpA	18,541,800	312,032
Fuji Kosan Co. Ltd. (e)	734,700	3,734
Fuji Oil Co. Ltd. (e)	5,289,900	15,772
Great Eastern Shipping Co. Ltd.	4,800,000	27,821
Hankook Shell Oil Co. Ltd. (e)	65,000	29,385
HollyFrontier Corp.	304,100	10,923
Marathon Oil Corp.	500,900	13,324
Michang Oil Industrial Co. Ltd. (e)	173,900	11,184
Newfield Exploration Co. (a)	2,223,200	66,207
Peabody Energy Corp. (d)	3,669,400	22,860
Statoil ASA sponsored ADR (d)	350,000	5,880
Stone Energy Corp. (a)	2,391,300	33,670
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Swift Energy Co. (a)(d)(e)	4,291,000	$ 9,140
Tesoro Corp.	1,602,300	130,956
The Williams Companies, Inc.	292,900	12,847
Tsakos Energy Navigation Ltd.	947,100	6,535
Uehara Sei Shoji Co. Ltd.	932,000	3,627
W&T Offshore, Inc. (e)	5,401,300	27,331
World Fuel Services Corp.	2,178,322	106,672
WPX Energy, Inc. (a)	564,900	6,022
		927,549
TOTAL ENERGY		1,502,534
FINANCIALS - 11.8%
Banks - 1.6%
ACNB Corp.	117,600	2,354
Bank of Ireland (a)	396,166,400	118,955
BBCN Bancorp, Inc.	2,443,389	31,642
Camden National Corp.	46,168	1,716
Cathay General Bancorp	3,232,700	77,229
Codorus Valley Bancorp, Inc. (e)	495,920	9,864
ConnectOne Bancorp, Inc.	789,600	14,529
Customers Bancorp, Inc.	161,700	3,177
Dimeco, Inc.	27,940	1,104
Eagle Bancorp, Inc. (a)	526,500	18,006
East West Bancorp, Inc.	2,939,000	106,333
EFG Eurobank Ergasias SA (a)	322,942,300	40,142
Farmers & Merchants Bancorp, Inc.	44,200	1,127
First Bancorp, Puerto Rico (a)	7,428,572	40,783
First NBC Bank Holding Co. (a)	441,300	13,663
First Niagara Financial Group, Inc.	1,027,600	8,344
First West Virginia Bancorp, Inc.	49,000	1,075
Investors Bancorp, Inc.	3,155,000	34,737
LCNB Corp. (d)(e)	731,603	10,572
Northrim Bancorp, Inc.	214,299	4,442
Norwood Financial Corp.	172,128	5,154
OFG Bancorp (d)(e)	2,483,342	39,982
Pacific Premier Bancorp, Inc. (a)(e)	898,400	13,350
Popular, Inc. (a)	1,719,300	53,006
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,421,900	8,926
Sparebanken More (primary capital certificate)	240,234	6,934
Sparebanken Nord-Norge	2,250,800	10,925
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Susquehanna Bancshares, Inc.	197,700	$ 2,493
Trico Bancshares	382,984	8,943
TSB Banking Group PLC	6,699,900	26,974
		716,481
Capital Markets - 0.2%
AllianceBernstein Holding LP	665,000	16,066
Federated Investors, Inc. Class B (non-vtg.) (d)	440,800	13,934
GFI Group, Inc.	5,519,600	30,965
State Street Corp.	362,400	25,915
Tullett Prebon PLC	1,469,300	7,409
		94,289
Consumer Finance - 0.6%
Aeon Credit Service (Asia) Co. Ltd.	14,694,000	10,956
Albemarle & Bond Holdings PLC (a)(e)	3,171,445	0
EZCORP, Inc. (non-vtg.) Class A (a)	444,703	4,585
Green Dot Corp. Class A (a)	2,001,800	30,527
H&T Group PLC	620,900	1,590
Nicholas Financial, Inc. (a)	249,900	3,556
Santander Consumer U.S.A. Holdings, Inc.	3,752,200	66,977
SLM Corp.	1,871,000	17,045
Synchrony Financial	3,555,800	109,732
		244,968
Diversified Financial Services - 0.4%
Credit Analysis & Research Ltd.	50,000	1,344
Newship Ltd. (a)	2,500	941
NICE Holdings Co. Ltd.	1,175,000	18,284
NICE Information Service Co. Ltd.	2,800,000	16,185
Ricoh Leasing Co. Ltd.	882,600	23,099
The NASDAQ OMX Group, Inc.	177,300	8,085
Voya Financial, Inc.	2,351,100	91,716
		159,654
Insurance - 7.9%
Admiral Group PLC	526,500	11,483
AEGON NV	54,921,500	391,418
AFLAC, Inc.	343,500	19,607
Amlin PLC	2,068,600	15,186
April (e)	2,650,500	32,946
Assurant, Inc. (e)	5,014,600	318,477
Axis Capital Holdings Ltd. (e)	7,427,000	378,034
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc.	1,148,400	$ 17,823
Endurance Specialty Holdings Ltd. (e)	2,483,500	151,792
FBD Holdings PLC	167,200	2,078
Genworth Financial, Inc. Class A (a)(e)	25,290,600	176,528
Hartford Financial Services Group, Inc.	7,640,900	297,231
HCC Insurance Holdings, Inc.	526,100	28,062
Hiscox Ltd.	1,382,400	15,294
Lincoln National Corp.	7,632,900	381,492
MBIA, Inc. (a)	395,000	3,168
MetLife, Inc.	859,700	39,976
National Interstate Corp.	911,000	23,476
National Western Life Insurance Co. Class A	142,170	33,892
NN Group NV	1,283,683	34,988
Primerica, Inc.	517,200	25,674
Progressive Corp.	630,400	16,359
Protective Life Corp.	1,432,900	100,231
RenaissanceRe Holdings Ltd. (e)	2,961,000	283,160
Torchmark Corp.	812,450	40,679
Unum Group (e)	19,284,100	598,964
Validus Holdings Ltd.	1,812,300	71,858
		3,509,876
Real Estate Investment Trusts - 0.4%
American Realty Capital Properties, Inc.	3,081,800	28,553
Annaly Capital Management, Inc.	10,735,600	113,368
Corrections Corp. of America	478,500	18,815
Melcor Real Estate Investment Trust (e)	568,200	3,975
Northwest Healthcare Properties REIT (d)	1,219,500	8,868
Nsi NV	85,964	385
		173,964
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	496,500	1,059
Century21 Real Estate Japan Ltd.	105,400	890
Devine Ltd. (a)	2,029,708	1,459
Leopalace21 Corp. (a)	4,898,000	31,692
Relo Holdings Corp. (e)	1,343,100	100,090
Tejon Ranch Co. (a)	150,100	3,695
		138,885
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	87,100	1,127
BofI Holding, Inc. (a)	191,400	16,147
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Farmer Mac Class C (non-vtg.)	493,900	$ 13,607
Genworth MI Canada, Inc.	4,611,700	114,757
Genworth Mortgage Insurance Ltd.	8,326,638	22,743
Meridian Bancorp, Inc. (a)	1,083,100	12,575
New Hampshire Thrift Bancshares, Inc.	147,100	2,232
		183,188
TOTAL FINANCIALS		5,221,305
HEALTH CARE - 10.8%
Biotechnology - 1.0%
Amgen, Inc.	2,865,400	436,286
Health Care Equipment & Supplies - 1.2%
Apex Biotechnology Corp.	1,400,000	2,342
Arts Optical International Holdings Ltd. (e)	32,446,640	12,342
Atrion Corp.	9,642	3,230
Audika SA	297,900	4,342
Boston Scientific Corp. (a)	1,148,400	17,008
Exactech, Inc. (a)	47,900	996
Hoshiiryou Sanki Co. Ltd. (e)	343,800	8,165
Huvitz Co. Ltd. (e)	1,000,000	14,753
Microlife Corp.	3,116,500	7,029
Mindray Medical International Ltd. sponsored ADR (d)	995,200	27,229
Nakanishi, Inc.	655,100	23,983
Pacific Hospital Supply Co. Ltd.	400,000	862
Prim SA (e)	1,656,600	11,962
ResMed, Inc. (d)	335,000	20,927
Span-America Medical System, Inc. (e)	276,100	4,749
St. Jude Medical, Inc.	2,350,000	154,795
St.Shine Optical Co. Ltd.	2,224,000	34,721
Supermax Corp. Bhd	26,000,000	16,080
Techno Medica Co. Ltd.	44,400	927
Top Glove Corp. Bhd	1,000,000	1,374
Utah Medical Products, Inc. (e)	405,900	23,010
Zimmer Holdings, Inc.	1,191,800	133,601
		524,427
Health Care Providers & Services - 7.6%
A/S One Corp.	244,900	6,552
Aetna, Inc.	4,898,000	449,734
Almost Family, Inc. (a)(e)	894,714	27,164
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Amedisys, Inc. (a)	688,800	$ 19,410
Anthem, Inc.	2,149,100	290,043
Bio-Reference Laboratories, Inc. (a)(d)	450,000	15,089
Diversicare Healthcare Services, Inc.	99,200	884
DVx, Inc. (e)	804,600	7,648
Farmacol SA	49,700	709
Grupo Casa Saba SA de CV (a)	12,381,200	6,567
Hanger, Inc. (a)(e)	2,078,900	44,863
Hi-Clearance, Inc.	1,409,000	4,152
LHC Group, Inc. (a)(e)	1,797,700	53,428
Lifco AB (a)	950,100	15,582
Medica Sur SA de CV (a)	392,000	1,466
MEDNAX, Inc. (a)	191,100	12,974
National Healthcare Corp.	6,394	403
Pelion SA (e)	605,900	13,784
The Ensign Group, Inc.	673,800	27,963
Triple-S Management Corp. (a)(e)	2,385,634	57,446
Tsukui Corp. (d)(e)	2,551,000	23,578
U.S. Physical Therapy, Inc.	182,800	7,091
United Drug PLC (United Kingdom)	10,061,419	59,239
UnitedHealth Group, Inc.	20,000,100	2,124,999
Wellcare Health Plans, Inc. (a)	783,600	57,085
WIN-Partners Co. Ltd. (e)	1,456,700	18,234
		3,346,087
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (a)	87,100	670
ND Software Co. Ltd. (e)	694,200	14,641
Quality Systems, Inc.	296,300	4,827
		20,138
Life Sciences Tools & Services - 0.0%
VWR Corp.	644,200	15,564
Pharmaceuticals - 1.0%
Biofermin Pharmaceutical Co. Ltd.	23,400	590
Bliss Gvs Pharma Ltd. (a)	4,570,530	7,105
Daewon Pharmaceutical Co. Ltd. (e)	1,599,965	24,467
Daewoong Co. Ltd.	185,040	7,266
DongKook Pharmaceutical Co. Ltd. (e)	748,500	27,303
FDC Ltd.	3,600,000	9,557
Fuji Pharma Co. Ltd.	295,700	5,148
Genomma Lab Internacional SA de CV (a)	1,350,100	2,138
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Il Dong Holdings Co. Ltd. (e)	2,300,000	$ 34,914
Indivior PLC (a)	17,908,600	46,935
Jeil Pharmaceutical Co. (e)	1,357,325	26,033
Kaken Pharmaceutical Co. Ltd.	99,000	2,107
Kwang Dong Pharmaceutical Co. Ltd. (e)	3,100,000	30,675
Kyung Dong Pharmaceutical Co. Ltd.	48,531	1,052
Mylan, Inc. (a)	430,700	22,892
Pharmstandard OJSC (a)	19,600	262
Phibro Animal Health Corp. Class A	909,794	24,865
Recordati SpA	6,457,700	106,904
Torrent Pharmaceuticals Ltd.	150,000	2,652
Tsumura & Co.	1,167,400	26,565
Whanin Pharmaceutical Co. Ltd. (e)	1,750,000	30,860
		440,290
TOTAL HEALTH CARE		4,782,792
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.2%
Engility Holdings, Inc. (a)	836,400	33,372
GenCorp, Inc. (non-vtg.) (a)(d)	1,050,240	17,644
Magellan Aerospace Corp.	601,900	6,324
Textron, Inc.	391,370	16,657
		73,997
Air Freight & Logistics - 0.4%
Air T, Inc. (a)(e)	233,700	4,746
Atlas Air Worldwide Holdings, Inc. (a)(e)	2,061,200	93,166
Hub Group, Inc. Class A (a)	568,508	18,988
UTi Worldwide, Inc. (a)	1,444,069	17,141
Yusen Logistics Co. Ltd. (e)	3,674,500	43,996
		178,037
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	1,156,100	15,908
SkyWest, Inc.	1,033,100	12,965
		28,873
Building Products - 0.0%
Kondotec, Inc. (e)	1,716,200	12,000
Commercial Services & Supplies - 1.0%
1010 Printing Group Ltd.	22,159,640	3,123
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Aeon Delight Co. Ltd.	489,700	$ 10,967
AJIS Co. Ltd. (e)	514,500	8,747
Asia File Corp. Bhd	2,800,000	4,748
CECO Environmental Corp.	765,600	10,504
Civeo Corp. (e)	6,200,100	18,166
Fursys, Inc. (e)	950,000	26,476
ISS Holdings A/S (a)	11,000	325
Knoll, Inc.	2,125,100	43,543
Kruk SA (a)	9,900	307
Matthews International Corp. Class A	207,400	9,609
Mears Group PLC	1,633,515	10,211
Mitie Group PLC (e)	22,223,200	90,343
Moleskine SpA (a)(d)	342,900	448
Moshi Moshi Hotline, Inc.	783,600	8,646
Multi-Color Corp.	350,000	20,377
Nac Co. Ltd. (e)	1,194,000	10,796
NICE Total Cash Management Co., Ltd. (e)	2,601,400	7,073
Prestige International, Inc.	792,800	6,786
Progressive Waste Solution Ltd. (Canada)	172,100	4,911
RPS Group PLC	587,800	1,615
United Stationers, Inc. (e)	2,311,544	93,178
VICOM Ltd.	3,248,000	15,187
West Corp.	1,018,100	33,292
		439,378
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)(e)	9,350,095	237,679
Arcadis NV	1,224,500	37,297
Astaldi SpA (d)	2,733,200	17,388
Ausdrill Ltd.	2,415,505	701
C-Cube Corp.	372,000	1,582
Daiichi Kensetsu Corp. (e)	1,992,300	22,118
Engineers India Ltd.	2,150,008	7,483
EPCO Co. Ltd. (d)	124,000	1,850
Geumhwa PSC Co. Ltd. (e)	325,000	14,652
Heijmans NV (Certificaten Van Aandelen)	176,700	1,694
Jacobs Engineering Group, Inc. (a)	223,000	8,496
Kier Group PLC	503,100	11,867
Kyeryong Construction Industrial Co. Ltd. (a)(e)	893,000	8,545
Meisei Industrial Co. Ltd.	1,273,000	7,543
Mirait Holdings Corp.	1,776,900	20,601
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Nippon Rietec Co. Ltd. (e)	1,348,000	$ 11,330
Sanyo Engineering & Construction, Inc.	612,000	2,695
Severfield PLC (a)	3,183,833	3,249
Shinnihon Corp.	1,814,900	6,854
ShoLodge, Inc. (a)(e)	478,227	0
Sterling Construction Co., Inc. (a)(e)	1,826,300	6,337
Tutor Perini Corp. (a)	694,200	15,071
United Integration Services Co. Ltd.	5,143,500	4,966
Vianini Lavori SpA	685,800	4,100
		454,098
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	1,765,000	6,947
Aros Quality Group AB	835,900	8,587
AZZ, Inc. (e)	1,432,900	60,454
Babcock & Wilcox Co.	653,844	17,804
Bharat Heavy Electricals Ltd.	22,000,000	103,068
Chiyoda Integre Co. Ltd.	502,100	9,402
EnerSys	287,100	16,761
FW Thorpe PLC	5,039,500	10,627
GrafTech International Ltd. (a)	95,500	347
Graphite India Ltd. (a)	1,800,000	2,239
Hammond Power Solutions, Inc. Class A	422,300	2,160
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,500,000	16,970
Jinpan International Ltd.	99,100	511
Korea Electric Terminal Co. Ltd. (e)	700,000	40,992
Servotronics, Inc. (a)(e)	156,800	1,004
TKH Group NV unit	1,953,500	60,970
		358,843
Industrial Conglomerates - 1.0%
DCC PLC (United Kingdom) (e)	7,798,500	414,402
Reunert Ltd.	1,959,300	10,515
		424,917
Machinery - 1.5%
Aalberts Industries NV (e)	9,074,000	262,595
Allison Transmission Holdings, Inc.	509,970	15,972
ASL Marine Holdings Ltd. (e)	32,379,000	10,216
CKD Corp.	1,528,200	14,557
Foremost Income Fund (a)	2,141,103	9,857
Gencor Industries, Inc. (a)(e)	441,000	4,035
Global Brass & Copper Holdings, Inc. (e)	1,103,330	14,487
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hurco Companies, Inc. (e)	540,800	$ 18,971
Hwacheon Machine Tool Co. Ltd. (e)	219,900	12,949
Hyster-Yale Materials Handling:
Class A	238,900	14,967
Class B (a)(e)	310,000	19,422
Ihara Science Corp. (e)	1,135,600	8,745
Jaya Holdings Ltd. (e)	71,321,000	1,781
Kennametal, Inc.	10,300	324
Kyowakogyosyo Co. Ltd. (e)	359,000	2,114
Maruzen Co. Ltd. (e)	1,831,000	16,336
Metka SA	808,200	8,229
Mincon Group PLC	2,347,477	1,666
Mirle Automation Corp.	4,000,000	3,618
Nadex Co. Ltd. (e)	917,000	6,307
Nakano Refrigerators Co. Ltd.	19,600	530
Nitchitsu Co. Ltd.	442,000	797
Oshkosh Truck Corp.	2,253,200	96,550
S&T Holdings Co. Ltd. (e)	834,300	14,858
Semperit AG Holding	515,800	22,848
SIMPAC, Inc.	583,000	2,977
Takamatsu Machinery Co. Ltd.	405,900	2,726
Techno Smart Corp. (e)	1,033,000	3,961
Terex Corp.	1,100,300	24,735
Tocalo Co. Ltd. (e)	907,400	15,276
TriMas Corp. (a)	1,191,300	32,153
Trinity Industrial Corp.	831,000	3,036
Valmet Corp.	928,399	11,960
Young Poong Precision Corp.	138,011	1,226
		680,781
Marine - 0.0%
DryShips, Inc. (d)	2,366,600	2,201
Tokyo Kisen Co. Ltd. (e)	955,000	5,251
		7,452
Professional Services - 0.5%
Akka Technologies SA (e)	1,157,741	41,995
Boardroom Ltd.	2,967,142	1,239
CBIZ, Inc. (a)	1,085,900	8,991
Clarius Group Ltd. (a)	4,055,417	878
CRA International, Inc. (a)	446,900	13,197
Exova Group Ltd. PLC (a)	4,809,900	10,867
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
ICF International, Inc. (a)	369,536	$ 13,806
McMillan Shakespeare Ltd.	98,305	874
Sporton International, Inc.	400,000	2,084
Stantec, Inc.	4,016,300	98,772
Synergie SA	146,900	3,224
VSE Corp. (e)	507,140	36,702
		232,629
Road & Rail - 0.5%
Alps Logistics Co. Ltd. (e)	1,646,400	18,991
CSX Corp.	355,670	11,844
Daqin Railway Co. Ltd. (A Shares)	33,022,300	55,719
Hamakyorex Co. Ltd. (e)	722,200	25,532
Higashi Twenty One Co. Ltd.	142,700	895
Hutech Norin Co. Ltd. (e)	996,900	8,447
Roadrunner Transportation Systems, Inc. (a)	574,100	11,666
Sakai Moving Service Co. Ltd. (e)	750,500	24,812
Trancom Co. Ltd. (e)	986,000	42,283
Universal Truckload Services, Inc.	690,500	16,268
		216,457
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	1,420,600	20,174
AerCap Holdings NV (a)	425,666	16,827
Goodfellow, Inc. (e)	833,300	6,341
Hanwa Co. Ltd.	621,000	2,320
Houston Wire & Cable Co. (e)	1,205,000	13,339
KS Energy Services Ltd. (a)	15,185,000	4,347
Meiwa Corp.	1,462,400	5,710
Mitani Shoji Co. Ltd.	783,700	18,028
Otec Corp.	143,300	1,096
Parker Corp. (e)	2,561,000	10,675
Richelieu Hardware Ltd. (d)	334,300	15,585
Senshu Electric Co. Ltd. (e)	1,031,500	13,775
Strongco Corp. (a)(e)	979,388	1,750
Tanaka Co. Ltd.	42,100	238
TECHNO ASSOCIE Co. Ltd.	294,000	2,701
Titan Machinery, Inc. (a)(e)	1,107,800	15,653
Totech Corp. (e)	1,028,800	7,099
VM Materiaux SA	70,153	1,910
		157,568
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,511,300	$ 8,809
Meiko Transportation Co. Ltd.	955,000	8,449
Sinwa Ltd. (e)	23,514,000	4,315
Wesco Aircraft Holdings, Inc. (a)	843,190	10,995
		32,568
TOTAL INDUSTRIALS		3,297,598
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 0.4%
Arris Group, Inc. (a)	176,000	4,615
Bel Fuse, Inc. Class A (e)	229,700	4,755
Black Box Corp. (e)	1,720,140	36,140
ClearOne, Inc.	200,600	2,130
Ixia (a)	1,197,600	12,144
Juniper Networks, Inc.	795,200	18,075
Mitel Networks Corp. (a)	1,665,400	14,872
NETGEAR, Inc. (a)(e)	2,005,900	67,739
Parrot SA (a)	99,100	2,132
Tessco Technologies, Inc. (e)	502,200	11,375
		173,977
Electronic Equipment & Components - 3.2%
A&D Co. Ltd. (d)(e)	1,184,900	4,945
AAC Technology Holdings, Inc.	392,000	2,505
Beijer Electronics AB	123,500	761
CDW Corp.	669,800	22,947
DigiTech Systems Co., Ltd. (a)	725,000	20
Dynapack International Technology Corp.	3,200,000	7,233
Elec & Eltek International Co. Ltd.	1,719,000	2,137
Elematec Corp. (e)	1,146,100	25,181
Excel Co. Ltd. (e)	869,100	9,534
Fabrinet (a)	394,300	6,439
Hi-P International Ltd.	20,130,000	10,417
Hon Hai Precision Industry Co. Ltd. (Foxconn)	157,988,000	430,397
Huan Hsin Holdings Ltd. (a)	5,731,000	171
IDIS Holdings Co. Ltd. (e)	800,000	10,333
Image Sensing Systems, Inc. (a)(d)(e)	251,785	564
Ingram Micro, Inc. Class A (a)	194,400	4,895
Insight Enterprises, Inc. (a)	938,400	22,212
Intelligent Digital Integrated Security Co. Ltd. (e)	941,210	11,479
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
INTOPS Co. Ltd. (e)	859,900	$ 14,334
Isra Vision AG (e)	418,300	25,766
Keysight Technologies, Inc. (a)	700,300	23,383
Kingboard Chemical Holdings Ltd. (e)	90,319,000	146,075
Kingboard Laminates Holdings Ltd.	8,596,500	3,642
Kitagawa Industries Co. Ltd.	95,500	988
Knowles Corp. (a)(d)	100,000	2,121
Lumax International Corp. Ltd.	1,800,000	3,642
Mesa Laboratories, Inc. (e)	296,100	22,554
Multi-Fineline Electronix, Inc. (a)(e)	2,365,197	30,771
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,469,300	10,019
Neonode, Inc. (a)(d)(e)	3,996,835	10,352
Nippo Ltd. (e)	871,321	2,940
Orbotech Ltd. (a)	955,200	14,739
Pinnacle Technology Holdings Ltd. (a)(e)	9,110,700	8,477
Redington India Ltd. (a)	4,700,000	9,199
ScanSource, Inc. (a)(e)	2,270,400	78,283
Shibaura Electronics Co. Ltd. (e)	742,900	13,006
Sigmatron International, Inc. (a)(e)	247,900	1,468
Simplo Technology Co. Ltd.	8,690,000	42,336
SYNNEX Corp. (e)	3,347,800	248,373
Taitron Components, Inc. Class A (sub. vtg.) (a)	197,400	195
Tomen Devices Corp. (e)	649,500	10,063
Tripod Technology Corp.	600,000	1,290
TTM Technologies, Inc. (a)	1,661,600	11,548
UKC Holdings Corp. (e)	1,499,600	23,030
Universal Security Instruments, Inc. (a)(e)	230,455	1,424
Venture Corp. Ltd.	2,418,000	14,520
VST Holdings Ltd. (e)	142,597,800	45,408
Wireless Telecom Group, Inc. (a)	480,100	1,512
		1,393,628
Internet Software & Services - 0.2%
Bankrate, Inc. (a)	1,088,100	13,579
Blucora, Inc. (a)	506,200	6,844
DeNA Co. Ltd. (d)	587,800	7,729
Gabia, Inc. (e)	1,300,000	7,127
Liquidity Services, Inc. (a)	489,700	3,790
Melbourne IT Ltd. (e)	7,817,960	8,280
NetGem SA	979,700	1,982
Rentabiliweb Group SA (a)	88,100	687
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SBS Contents Hub Co. Ltd.	99,365	$ 1,112
Softbank Technology Corp.	148,100	1,586
Stamps.com, Inc. (a)	410,698	18,716
UANGEL Corp. (e)	750,000	4,022
Yahoo!, Inc. (a)	144,700	6,365
		81,819
IT Services - 4.6%
ALTEN	845,700	35,502
Amdocs Ltd. (e)	7,854,700	378,439
Argo Graphics, Inc.	440,700	6,859
Blackhawk Network Holdings, Inc. (a)	1,967,886	65,157
Calian Technologies Ltd. (e)	743,600	10,686
CGI Group, Inc. Class A (sub. vtg.) (a)	526,500	20,862
Computer Sciences Corp.	4,537,700	275,348
Computer Services, Inc.	269,400	10,547
CSE Global Ltd. (e)	46,889,000	20,251
Data#3 Ltd.	3,232,695	1,643
Dimerco Data System Corp.	600,000	426
eClerx Services Ltd. (a)	1,350,000	27,711
EOH Holdings Ltd. (e)	7,640,900	79,064
EPAM Systems, Inc. (a)	192,600	9,424
Estore Corp.	163,600	1,407
EVERTEC, Inc.	740,900	14,862
ExlService Holdings, Inc. (a)	327,524	9,623
Genpact Ltd. (a)	574,100	11,522
Heartland Payment Systems, Inc. (e)	1,869,400	93,040
Hexaware Technologies Ltd.	600,000	2,177
HIQ International AB (d)	808,200	4,190
Indra Sistemas (d)(e)	15,673,700	160,517
Know IT AB (e)	1,649,600	9,709
Leidos Holdings, Inc.	1,194,000	49,432
Luxoft Holding, Inc. (a)(d)	119,400	4,659
ManTech International Corp. Class A	1,763,300	57,360
Mastek Ltd. (a)(e)	2,025,000	12,559
NCI, Inc. Class A (a)(e)	857,230	10,561
Net 1 UEPS Technologies, Inc. (a)	685,800	8,154
Neustar, Inc. Class A (a)(d)	2,170,007	57,049
Panasonic Information Systems Co. (e)	607,300	15,387
Rolta India Ltd. (a)	2,699,942	4,769
Science Applications International Corp.	644,600	31,444
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Societe Pour L'Informatique Industrielle SA (e)	1,910,300	$ 14,333
Softcreate Co. Ltd.	426,400	3,344
Sopra Steria Group	18,261	1,426
The Western Union Co.	20,769,800	353,087
Total System Services, Inc.	300,000	10,611
TravelSky Technology Ltd. (H Shares)	2,951,000	3,114
Unisys Corp. (a)	423,500	9,287
Vantiv, Inc. (a)	574,200	19,747
VeriFone Systems, Inc. (a)	337,800	10,604
Xerox Corp.	9,513,500	125,293
		2,051,186
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(e)	2,118,281	18,577
Audience, Inc. (a)	1,052,023	4,250
Axell Corp. (e)	881,700	12,452
Broadcom Corp. Class A	191,000	8,105
Lasertec Corp.	489,700	6,057
Leeno Industrial, Inc.	750,000	27,097
Melexis NV (e)	2,901,600	145,579
Miraial Co. Ltd.	207,200	2,672
Nextchip Co. Ltd. (a)(e)	1,070,110	3,513
Phison Electronics Corp.	1,900,000	13,372
Powertech Technology, Inc.	9,460,000	15,538
Telechips, Inc. (a)(e)	1,058,800	5,188
Trio-Tech International (a)(e)	274,300	812
Varitronix International Ltd.	8,327,000	5,676
Y.A.C. Co., Ltd.	441,500	2,448
		271,336
Software - 5.3%
Activision Blizzard, Inc.	266,200	5,562
AdaptIT Holdings Ltd.	3,030,300	2,431
ANSYS, Inc. (a)(e)	4,775,700	385,256
Autodesk, Inc. (a)	143,900	7,771
AVG Technologies NV (a)	469,300	9,283
Axway Software SA	47,900	906
BroadSoft, Inc. (a)	274,200	7,373
Cybernet Systems Co. Ltd. (d)	1,530,200	5,991
Ebix, Inc. (d)(e)	3,404,978	77,804
Exact Holdings NV	567,500	20,431
Geodesic Ltd. (a)(e)	4,873,000	0
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
ICT Automatisering NV (e)	807,000	$ 5,461
IGE + XAO SA	38,200	2,396
InfoVine Co. Ltd. (e)	175,000	3,810
init innovation in traffic systems AG	39,738	1,003
Jorudan Co. Ltd. (e)	501,600	3,593
King Digital Entertainment PLC (d)	294,400	3,886
KPIT Cummins Infosystems Ltd. (a)	9,000,000	29,994
KSK Co., Ltd. (e)	612,500	4,163
Micro Focus International PLC	363,943	5,767
Microsoft Corp.	26,010,600	1,050,828
NIIT Technologies Ltd. (a)	2,018,000	11,371
Nuance Communications, Inc. (a)	678,800	9,330
Nucleus Software Exports Ltd. (e)	2,200,000	6,436
Oracle Corp.	12,700,900	532,041
Parametric Technology Corp. (a)	611,978	20,446
Pro-Ship, Inc.	145,400	3,506
Reckon Ltd. (d)	99,173	147
RS Software (India) Ltd.	600,000	2,130
Software AG (Bearer)	3,428,600	91,046
Sword Group (e)	579,206	12,782
Symantec Corp.	582,600	14,431
Synopsys, Inc. (a)	335,000	14,402
Vitec Software Group AB	200,600	3,212
Zensar Technologies Ltd.	800,000	8,402
		2,363,391
Technology Hardware, Storage & Peripherals - 4.9%
Compal Electronics, Inc.	129,690,000	93,891
EMC Corp.	528,600	13,707
Hewlett-Packard Co.	6,253,500	225,939
Lexmark International, Inc. Class A	1,861,200	74,280
Logitech International SA (Reg.) (d)	3,223,130	47,564
NCR Corp. (a)	241,400	6,132
QLogic Corp. (a)	518,756	6,931
Quantum Corp. (a)	6,438,500	10,173
Seagate Technology LLC (e)	28,653,500	1,617,204
Silicon Graphics International Corp. (a)	903,500	8,520
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Super Micro Computer, Inc. (a)	1,179,822	$ 43,146
TPV Technology Ltd.	80,230,000	16,385
		2,163,872
TOTAL INFORMATION TECHNOLOGY		8,499,209
MATERIALS - 2.8%
Chemicals - 2.0%
Aditya Birla Chemicals India Ltd. (e)	2,300,000	8,624
American Vanguard Corp. (d)	148,800	1,664
C. Uyemura & Co. Ltd. (e)	592,200	30,018
Chase Corp. (e)	868,700	31,099
Core Molding Technologies, Inc. (a)(e)	392,000	5,684
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	17,309
Deepak Nitrite Ltd. (e)	5,500,000	7,328
EcoGreen Fine Chemical Group Ltd. (e)	43,774,000	12,222
FMC Corp.	2,865,300	164,755
Fujikura Kasei Co., Ltd. (e)	3,125,000	15,181
Fuso Chemical Co. Ltd.	1,291,100	13,461
Gujarat Narmada Valley Fertilizers Co. (a)(e)	13,541,878	18,883
Gujarat State Fertilizers & Chemicals Ltd. (a)(e)	31,500,000	51,005
Honshu Chemical Industry Co. Ltd. (e)	908,000	7,163
Huabao International Holdings Ltd.	4,959,000	3,908
Innospec, Inc.	955,200	37,702
Intrepid Potash, Inc. (a)(d)	877,700	11,682
KPC Holdings Corp.	43,478	2,646
KPX Chemical Co. Ltd.	163,083	8,234
KPX Green Chemical Co. Ltd.	369,165	1,645
Kraton Performance Polymers, Inc. (a)	1,077,600	20,841
Miwon Chemicals Co. Ltd.	55,095	1,740
Miwon Commercial Co. Ltd. (a)	13,819	2,021
Muto Seiko Co. Ltd.	286,500	1,368
Nano Chem Tech, Inc.	125,000	358
Nuplex Industries Ltd.	4,759,952	10,355
OM Group, Inc. (e)	1,639,900	45,917
PolyOne Corp.	330,100	11,748
RPM International, Inc.	382,800	18,321
SK Kaken Co. Ltd.	372,000	28,597
Soda Aromatic Co. Ltd.	287,600	2,678
Soken Chemical & Engineer Co. Ltd. (d)(e)	768,800	7,369
T&K Toka Co. Ltd. (e)	783,600	14,853
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Thai Carbon Black PCL (For. Reg.) (a)	13,224,800	$ 10,621
Thai Rayon PCL:
unit	98,600	78
(For. Reg.)	3,134,700	2,487
Tronox Ltd. Class A	740,600	15,656
UPL Ltd.	1,000,000	5,926
Yara International ASA	4,347,400	226,601
Yip's Chemical Holdings Ltd. (e)	29,612,000	17,167
		894,915
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	812,600	4,476
Mitani Sekisan Co. Ltd. (e)	1,714,300	29,200
Titan Cement Co. SA (Reg.)	734,700	16,397
		50,073
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	2,000,000	988
Ball Corp.	276,330	17,500
Chuoh Pack Industry Co. Ltd. (e)	488,000	5,437
Kohsoku Corp. (e)	2,003,300	15,184
Samhwa Crown & Closure Co. Ltd.	50,000	1,537
Sealed Air Corp.	478,500	19,379
Silgan Holdings, Inc.	859,700	44,197
Sonoco Products Co.	367,100	16,226
Starlite Holdings Ltd.	2,866,000	156
The Pack Corp. (e)	1,900,800	37,364
		157,968
Metals & Mining - 0.3%
Alconix Corp. (e)	1,220,700	18,855
Blue Earth Refineries, Inc. (a)	262,009	0
Chubu Steel Plate Co. Ltd.	477,600	2,231
Compania de Minas Buenaventura SA sponsored ADR	2,600,900	29,702
Freeport-McMoRan, Inc.	491,200	8,257
Handy & Harman Ltd. (a)	2,136	96
Hill & Smith Holdings PLC	2,057,100	18,869
Korea Steel Shapes Co. Ltd.	28,000	687
Orosur Mining, Inc. (a)	3,428,600	594
Orvana Minerals Corp. (a)	881,644	291
Pacific Metals Co. Ltd. (a)	4,393,000	11,834
Sherritt International Corp.	1,528,200	2,574
Tohoku Steel Co. Ltd. (e)	721,300	9,246
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tokyo Kohtetsu Co. Ltd. (e)	1,371,400	$ 4,918
Tokyo Tekko Co. Ltd. (e)	4,393,000	21,919
Webco Industries, Inc. (a)	8,778	544
		130,617
Paper & Forest Products - 0.0%
Cardinal Co. Ltd.	73,600	405
Stella-Jones, Inc. (a)	600,000	17,131
		17,536
TOTAL MATERIALS		1,251,109
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	987,000	1,342
Asia Satellite Telecommunications Holdings Ltd.	393,000	1,366
		2,708
UTILITIES - 0.4%
Electric Utilities - 0.1%
Exelon Corp.	984,000	35,463
Gas Utilities - 0.2%
GAIL India Ltd.	6,500,000	44,234
Hokuriku Gas Co.	1,763,000	4,258
K&O Energy Group, Inc.	600,200	7,711
Keiyo Gas Co. Ltd.	596,000	2,911
KyungDong City Gas Co. Ltd.	153,670	13,648
Kyungnam Energy Co. Ltd.	200,000	1,191
		73,953
Independent Power Producers & Renewable Electricity Producers - 0.0%
Mega First Corp. Bhd (e)	22,630,800	14,685
Multi-Utilities - 0.1%
CMS Energy Corp.	879,400	33,180
Water Utilities - 0.0%
Manila Water Co., Inc.	5,959,200	4,364
TOTAL UTILITIES		161,645
TOTAL COMMON STOCKS (Cost $21,900,694)		39,445,161
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	$ 1,230
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,959,200	14,944
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,921)		16,174
Nonconvertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8% 9/30/19 (Cost $22,659)	$ 13,392	6,763
Money Market Funds - 10.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	4,137,109,536	4,137,110
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	420,623,174	420,623
TOTAL MONEY MARKET FUNDS (Cost $4,557,733)		4,557,733
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $26,498,007)		44,025,831
NET OTHER ASSETS (LIABILITIES) - 0.4%		164,468
NET ASSETS - 100%		$ 44,190,299
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,195
Fidelity Securities Lending Cash Central Fund	7,607
Total	$ 10,802
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 5,682	$ 499	$ 83	$ 45	$ 4,945
Aalberts Industries NV	281,757	-	4,138	-	262,595
Abbey PLC	30,448	-	559	157	25,792
Abercrombie & Fitch Co. Class A	289,830	-	3,634	2,935	184,982
Accell Group NV	43,386	-	610	-	35,227
Aditya Birla Chemicals India Ltd.	7,838	-	172	58	8,624
AECOM Technology Corp.	258,543	46,827	13,905	-	237,679
Aeropostale, Inc.	27,148	-	165	-	19,816
Air T, Inc.	2,753	-	70	-	4,746
AJIS Co. Ltd.	8,540	-	133	-	8,747
Akka Technologies SA	41,030	-	646	-	41,995
Albemarle & Bond Holdings PLC	356	-	-	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Alconix Corp.	$ 18,564	$ 94	$ 311	$ 182	$ 18,855
Almost Family, Inc.	21,317	-	426	-	27,164
Alpha & Omega Semiconductor Ltd.	22,652	-	3,389	-	18,577
Alps Logistics Co. Ltd.	17,922	-	315	309	18,991
Ambassadors Group, Inc.	7,390	-	78	-	4,261
Amdocs Ltd.	-	-	6,117	2,461	378,439
ANSYS, Inc.	373,459	-	6,355	-	385,256
April	60,280	-	667	-	32,946
Ark Restaurants Corp.	4,456	-	79	104	5,066
Arts Optical International Holdings Ltd.	10,016	-	213	161	12,342
ASL Marine Holdings Ltd.	16,853	823	206	245	10,216
Assurant, Inc.	322,933	-	5,427	2,741	318,477
ASTI Corp.	2,661	-	42	-	2,404
Atlas Air Worldwide Holdings, Inc.	69,191	2,370	1,454	-	93,166
Axell Corp.	14,165	-	193	184	12,452
Axis Capital Holdings Ltd.	325,726	-	5,971	4,203	378,034
AZZ, Inc.	63,553	-	1,002	433	60,454
Barratt Developments PLC	481,338	-	8,683	9,242	554,615
Bel Fuse, Inc. Class A	5,387	-	86	28	4,755
Belc Co. Ltd.	56,050	-	896	386	55,282
Belluna Co. Ltd.	48,790	-	689	516	42,359
Best Buy Co., Inc.	1,021,017	69	43,887	12,767	1,162,959
Black Box Corp.	36,191	-	640	348	36,140
BMTC Group, Inc. Class A (sub. vtg.)	67,542	-	1,201	981	68,805
Buffalo Co. Ltd.	290	500	9	4	739
C. Uyemura & Co. Ltd.	34,020	-	1,569	-	30,018
Cal Dive International, Inc.	6,403	-	21	-	376
Calian Technologies Ltd.	14,688	-	193	323	10,686
Career Education Corp.	33,337	-	614	-	35,816
Cash Converters International Ltd.	24,558	415	356	429	-
Centrus Energy Corp. Class A	-	8,493	1,688	-	-
Chase Corp.	29,652	137	501	528	31,099
Chuoh Pack Industry Co. Ltd.	6,250	-	78	81	5,437
Cinderella Media Group Ltd.	2,725	472	57	117	4,137
Civeo Corp.	127,754	20,551	9,923	1,427	18,166
Clip Corp.	3,253	-	49	-	2,953
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Codorus Valley Bancorp, Inc.	$ 9,462	$ 597	$ 164	$ 122	$ 9,864
Core Molding Technologies, Inc.	5,277	-	86	-	5,684
Cosmos Pharmaceutical Corp.	220,093	-	5,720	375	283,144
CRA International, Inc.	23,464	-	16,348	-	-
Create SD Holdings Co. Ltd.	78,557	-	1,176	492	72,275
CSE Global Ltd.	27,687	-	373	478	20,251
Cybernet Systems Co. Ltd.	7,278	-	2,343	65	-
Daewon Pharmaceutical Co. Ltd.	17,803	-	548	91	24,467
Daiichi Kensetsu Corp.	28,865	-	415	-	22,118
DCC PLC (United Kingdom)	455,343	-	9,047	3,613	414,402
Deepak Fertilisers and Petrochemicals Corp. Ltd.	20,290	-	-	-	17,309
Deepak Nitrite Ltd.	7,934	-	697	-	7,328
Divestco, Inc.	514	-	4	-	-
Dong Suh Companies, Inc.	98,054	302	-	2,392	110,101
DongKook Pharmaceutical Co. Ltd.	23,113	-	1,963	159	27,303
Doshisha Co. Ltd.	36,672	-	1,927	312	29,275
DVx, Inc.	7,461	-	120	-	7,648
Ebix, Inc.	32,550	17,575	904	390	77,804
EcoGreen Fine Chemical Group Ltd.	13,710	181	203	112	12,222
Educational Development Corp.	1,803	-	26	60	1,527
Elematec Corp.	21,667	-	407	287	25,181
Endurance Specialty Holdings Ltd.	133,500	-	2,386	1,710	151,792
EOH Holdings Ltd.	68,225	-	1,222	721	79,064
Excel Co. Ltd.	17,995	-	194	123	9,534
Farstad Shipping ASA	56,831	-	447	-	14,321
First Juken Co. Ltd.	21,501	-	288	257	17,087
Folli Follie SA	175,629	-	2,212	4,027	123,408
Food Empire Holdings Ltd.	15,401	-	215	-	11,420
Fresh Del Monte Produce, Inc.	183,119	-	3,308	1,527	202,375
Fuji Kosan Co. Ltd.	4,721	-	65	-	3,734
Fuji Oil Co. Ltd.	18,497	-	260	-	15,772
Fujikura Kasei Co., Ltd.	16,414	-	252	182	15,181
Fursys, Inc.	30,525	-	-	504	26,476
Fyffes PLC (Ireland)	40,978	-	573	271	36,045
Gabia, Inc.	6,631	-	285	20	7,127
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
GameStop Corp. Class A	$ 244,471	$ 75,001	$ 7,015	$ 3,809	$ 278,260
Gencor Industries, Inc.	4,833	-	70	-	4,035
Genky Stores, Inc.	9,170	-	214	53	18,534
Genworth Financial, Inc. Class A	287,527	39,067	3,699	-	176,528
Genworth MI Canada, Inc.	173,311	-	5,590	4,221	-
Geodesic Ltd.	141	-	-	-	-
Geospace Technologies Corp.	-	19,814	139	-	17,875
Geumhwa PSC Co. Ltd.	13,551	-	-	222	14,652
Gildan Activewear, Inc.	416,798	-	8,666	1,433	406,212
Glentel, Inc.	21,636	-	1,660	216	41,243
Global Brass & Copper Holdings, Inc.	17,018	-	236	84	14,487
Goodfellow, Inc.	7,612	-	110	159	6,341
Green Dot Corp. Class A	35,823	2,607	3,168	-	-
Greggs PLC	85,359	-	4,906	954	114,261
Guess?, Inc.	220,700	1,360	3,750	3,816	157,204
Gujarat Narmada Valley Fertilizers Co.	17,956	2,627	-	678	18,883
Gujarat State Fertilizers & Chemicals Ltd.	39,198	849	-	-	51,005
Gulfmark Offshore, Inc. Class A	-	66,448	537	363	51,965
Gulliver International Co. Ltd.	52,416	-	25,821	300	-
Halows Co. Ltd.	17,545	-	299	-	19,939
Hamakyorex Co. Ltd.	22,785	-	378	133	25,532
Hampshire Group Ltd.	3,215	-	35	-	1,538
Handsome Co. Ltd.	64,893	-	-	554	67,794
Hanger, Inc.	3,076	44,512	654	-	44,863
Hankook Shell Oil Co. Ltd.	32,938	-	1,067	888	29,385
Hanwha Galleria Timeworld Co. Ltd.	15,301	-	-	259	20,567
Heartland Payment Systems, Inc.	92,227	-	3,587	325	93,040
Helen of Troy Ltd.	148,105	-	3,574	-	203,545
Hiday Hidaka Corp.	33,700	-	1,139	230	45,167
Honshu Chemical Industry Co. Ltd.	7,278	-	124	76	7,163
Hoshiiryou Sanki Co. Ltd.	10,695	-	141	57	8,165
Houston Wire & Cable Co.	14,709	-	241	293	13,339
HTL International Holdings Ltd.	6,374	-	95	225	5,433
Hurco Companies, Inc.	20,014	-	2,923	82	18,971
Hutech Norin Co. Ltd.	10,027	-	141	116	8,447
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Huvitz Co. Ltd.	$ 12,665	$ -	$ -	$ 38	$ 14,753
Hwacheon Machine Tool Co. Ltd.	13,316	-	-	250	12,949
Hyster-Yale Materials Handling Class B	24,831	-	-	171	19,422
I-Sheng Electric Wire & Cable Co. Ltd.	17,949	-	-	-	16,970
IA Group Corp.	6,654	-	103	84	5,888
ICT Automatisering NV	5,754	-	281	-	5,461
IDIS Holdings Co. Ltd.	10,574	-	-	30	10,333
Ihara Science Corp.	9,965	334	147	-	8,745
Il Dong Holdings Co. Ltd.	33,888	-	3,348	279	34,914
Image Sensing Systems, Inc.	902	-	890	-	564
Indra Sistemas	246,916	-	2,699	-	160,517
InfoVine Co. Ltd.	4,567	-	-	108	3,810
Intage Holdings, Inc.	28,886	-	933	-	27,196
Intelligent Digital Integrated Security Co. Ltd.	14,181	-	-	250	11,479
INTOPS Co. Ltd.	15,300	-	-	196	14,334
INZI Controls Co. Ltd.	7,865	-	-	115	6,943
Isewan Terminal Service Co. Ltd.	9,659	112	191	137	8,809
Isra Vision AG	26,613	-	410	-	25,766
Jaya Holdings Ltd.	3,588	-	37	-	1,781
Jeil Pharmaceutical Co.	41,772	-	2,600	42	26,033
JLM Couture, Inc.	480	-	8	-	499
Jorudan Co. Ltd.	3,396	-	54	54	3,593
Jumbo SA	171,244	-	2,107	4,565	107,015
Kingboard Chemical Holdings Ltd.	192,634	-	2,743	2,369	146,075
Knoll, Inc.	50,211	-	17,340	689	-
Know IT AB	14,765	-	188	-	9,709
Kohsoku Corp.	18,643	-	260	184	15,184
Kondotec, Inc.	11,235	324	187	139	12,000
Korea Electric Terminal Co. Ltd.	30,276	-	-	133	40,992
KSK Co., Ltd.	4,659	-	70	-	4,163
Kwang Dong Pharmaceutical Co. Ltd.	28,744	-	-	165	30,675
Kyeryong Construction Industrial Co. Ltd.	14,021	-	-	-	8,545
Kyoto Kimono Yuzen Co. Ltd.	15,644	-	399	155	13,173
Kyowakogyosyo Co. Ltd.	2,650	-	32	-	2,114
LCNB Corp.	11,296	-	166	237	10,572
Leeno Industrial, Inc.	29,484	-	3,635	412	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
LHC Group, Inc.	$ 43,196	$ -	$ 1,194	$ -	$ 53,428
Liquidity Services, Inc.	21,496	-	9,016	-	-
Majestic Wine PLC	11,599	12,558	238	125	19,707
Maruzen Co. Ltd.	17,696	-	280	161	16,336
Mastek Ltd.	6,384	-	-	-	12,559
Mega First Corp. Bhd	16,087	-	21	211	14,685
Melbourne IT Ltd.	11,855	-	151	70	8,280
Melcor Real Estate Investment Trust	7,956	-	2,090	201	3,975
Melexis NV	138,271	-	4,103	3,218	145,579
Mesa Laboratories, Inc.	23,017	-	367	93	22,554
Metro, Inc. Class A (sub. vtg.)	683,831	-	24,838	4,764	-
Michang Oil Industrial Co. Ltd.	12,084	-	-	251	11,184
Miroku Corp.	2,570	-	45	27	2,089
Mitani Sekisan Co. Ltd.	26,116	-	466	107	29,200
Mitie Group PLC	116,293	-	1,604	1,826	90,343
Motonic Corp.	47,265	-	-	616	40,250
Mr. Bricolage SA	19,662	-	286	-	15,932
Muhak Co. Ltd.	91,496	-	-	102	92,621
Multi-Fineline Electronix, Inc.	23,457	-	427	-	30,771
Murakami Corp.	11,394	792	216	68	12,392
Muramoto Electronic Thailand PCL (For. Reg.)	9,776	-	164	-	10,019
Nac Co. Ltd.	16,765	-	186	199	10,796
Nadex Co. Ltd.	5,729	-	93	46	6,307
Nafco Co. Ltd.	38,984	-	522	354	30,470
Nakayamafuku Co. Ltd.	8,185	928	129	-	8,726
NCI, Inc. Class A	7,824	-	156	-	10,561
ND Software Co. Ltd.	14,791	32	213	-	14,641
Neonode, Inc.	-	7,687	120	-	10,352
NETGEAR, Inc.	77,282	-	15,204	-	67,739
Next PLC	1,843,594	-	43,351	24,445	1,713,991
Nextchip Co. Ltd.	2,932	-	-	-	3,513
NICE Total Cash Management Co., Ltd.	6,502	-	-	99	7,073
Nippo Ltd.	3,637	-	49	-	2,940
Nippon Rietec Co. Ltd.	8,888	1,584	162	-	11,330
Nishimatsuya Chain Co. Ltd.	37,519	-	1,789	371	35,623
North Valley Bancorp	8,681	-	31	-	-
Northrim Bancorp, Inc.	11,905	-	6,418	174	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Nucleus Software Exports Ltd.	$ 7,468	$ -	$ -	$ -	$ 6,436
Nutraceutical International Corp.	25,624	-	381	-	21,344
OFG Bancorp	39,972	-	327	411	39,982
OM Group, Inc.	54,889	-	8,704	290	45,917
P&F Industries, Inc. Class A	2,962	-	46	-	2,751
Pacific Premier Bancorp, Inc.	13,189	-	369	-	13,350
Pal Co. Ltd.	43,884	-	5,999	-	34,619
Panasonic Information Systems Co.	16,217	-	260	165	15,387
Parker Corp.	10,561	14	182	64	10,675
Pelion SA	14,467	-	553	-	-
Pinnacle Technology Holdings Ltd.	11,606	-	155	-	8,477
Piolax, Inc.	37,494	-	678	217	45,886
Prim SA	14,023	-	207	90	11,962
Qol Co. Ltd.	11,928	237	213	135	14,674
Relo Holdings Corp.	92,610	-	1,515	-	100,090
RenaissanceRe Holdings Ltd.	294,359	-	4,790	1,739	283,160
Rocky Mountain Chocolate Factory, Inc.	6,174	-	101	106	6,431
Ruby Tuesday, Inc.	31,434	-	10,038	-	23,583
S&T Holdings Co. Ltd.	13,996	-	-	123	14,858
Safeway, Inc.	489,018	74,344	570,236	7,214	-
Sakai Moving Service Co. Ltd.	28,310	-	385	188	24,812
Samsung Climate Control Co. Ltd.	4,792	-	-	19	5,240
Sanei Architecture Planning Co. Ltd.	12,065	-	180	240	10,661
Sarantis SA	24,399	-	332	-	17,874
ScanSource, Inc.	71,308	10,672	1,395	-	78,283
Seagate Technology LLC	1,706,620	-	29,598	28,197	1,617,204
Select Harvests Ltd.	25,659	416	910	375	26,519
Senshu Electric Co. Ltd.	15,708	-	254	154	13,775
Servotronics, Inc.	1,053	-	16	-	1,004
Sewon Precision Industries Co. Ltd.	14,512	-	-	41	11,796
Shibaura Electronics Co. Ltd.	15,062	-	237	-	13,006
Shinsegae Engineering & Construction Co. Ltd.	4,744	-	5,596	-	-
ShoLodge, Inc.	2	-	-	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Sigmatron International, Inc.	$ 2,230	$ 448	$ 118	$ -	$ 1,468
Sinwa Ltd.	4,865	95	71	328	4,315
SJM Co. Ltd.	11,967	95	-	195	7,919
SJM Holdings Co. Ltd.	6,085	-	-	152	4,963
Societe Pour L'Informatique Industrielle SA	18,979	-	268	169	14,333
Soken Chemical & Engineer Co. Ltd.	8,865	-	124	-	7,369
Sonic Corp.	83,339	-	96,523	216	-
Span-America Medical System, Inc.	5,472	-	82	362	4,749
Sportscene Group, Inc. Class A	3,027	-	43	-	2,330
Stanley Furniture Co., Inc.	2,988	-	55	-	3,360
Steiner Leisure Ltd.	61,992	-	4,019	-	63,336
Step Co. Ltd.	9,870	-	148	124	8,787
Sterling Construction Co., Inc.	15,563	769	198	-	6,337
Strattec Security Corp.	13,458	-	4,681	46	-
Strongco Corp.	3,296	-	39	-	1,750
Sun Hing Vision Group Holdings Ltd.	7,647	-	127	628	7,372
Sunjin Co. Ltd.	29,546	-	-	62	22,904
Super Micro Computer, Inc.	58,812	4,334	37,792	-	-
Swift Energy Co.	48,193	-	375	-	9,140
Sword Group	14,347	-	206	-	12,782
SYNNEX Corp.	219,474	-	4,039	845	248,373
T&K Toka Co. Ltd.	16,827	-	260	98	14,853
Techno Smart Corp.	5,246	-	68	34	3,961
Telechips, Inc.	4,533	-	-	-	5,188
Tessco Technologies, Inc.	15,558	-	216	204	11,375
The Monogatari Corp.	15,496	-	264	120	17,815
The Pack Corp.	38,239	-	593	358	37,364
Titan Machinery, Inc.	16,490	17	246	-	15,653
TKH Group NV unit	65,799	-	4,461	-	-
Tocalo Co. Ltd.	15,754	-	260	189	15,276
Tohoku Steel Co. Ltd.	9,460	-	142	36	9,246
Token Corp.	44,843	-	655	-	39,591
Tokyo Kisen Co. Ltd.	5,487	-	84	-	5,251
Tokyo Kohtetsu Co. Ltd.	5,646	-	79	57	4,918
Tokyo Tekko Co. Ltd.	23,726	-	337	73	21,919
Tomen Devices Corp.	11,462	-	168	-	10,063
Tomen Electronics Corp.	23,083	-	169	-	-
Total Energy Services, Inc.	48,493	-	551	217	24,563
Totech Corp.	7,537	190	118	84	7,099
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
TOW Co. Ltd.	$ 7,918	$ -	$ 133	$ 152	$ 8,667
Trancom Co. Ltd.	39,830	-	643	271	42,283
Trio-Tech International	1,032	-	15	-	812
Triple-S Management Corp.	41,913	-	894	-	57,446
Tsukui Corp.	21,377	2,556	343	96	23,578
UANGEL Corp.	2,764	-	-	85	4,022
UKC Holdings Corp.	23,792	-	377	250	23,030
Uni-Select, Inc.	50,376	-	815	438	47,940
Unit Corp.	214,459	52,290	2,561	-	147,631
United Stationers, Inc.	91,070	-	1,985	657	93,178
Universal Security Instruments, Inc.	857	-	22	-	1,424
Unum Group	571,080	98,269	10,158	6,234	598,964
Utah Medical Products, Inc.	21,459	-	389	207	23,010
VSE Corp.	30,705	-	535	51	36,702
VST Holdings Ltd.	37,074	-	795	-	45,408
W&T Offshore, Inc.	65,425	5,104	721	988	27,331
Watts Co. Ltd.	13,030	-	159	199	9,661
Weight Watchers International, Inc.	100,767	1,782	1,678	-	77,105
Whanin Pharmaceutical Co. Ltd.	27,350	-	2,616	332	30,860
WIN-Partners Co. Ltd.	17,424	-	311	-	18,234
Workman Co. Ltd.	70,306	-	1,148	-	69,078
YBM Sisa.com, Inc.	3,758	-	-	143	3,069
Yip's Chemical Holdings Ltd.	19,617	-	314	388	17,167
Youngone Holdings Co. Ltd.	70,566	-	-	352	75,507
Yusen Logistics Co. Ltd.	43,703	-	1,188	279	43,996
Yutaka Giken Co. Ltd.	32,940	-	497	236	29,547
Total	$ 18,776,001	$ 628,173	$ 1,243,947	$ 183,284	$ 16,680,272

* Includes the value of securities delivered through in-kind transactions, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Investments - continued

Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,517,942	$ 9,635,978	$ 1,881,964	$ -
Consumer Staples	3,209,549	2,116,332	1,093,217	-
Energy	1,502,534	1,069,587	432,947	-
Financials	5,221,305	4,481,063	739,301	941
Health Care	4,782,792	4,342,548	433,677	6,567
Industrials	3,297,598	2,431,566	866,032	-
Information Technology	8,499,209	7,141,058	1,358,131	20
Materials	1,266,053	813,202	452,851	-
Telecommunication Services	2,708	-	2,708	-
Utilities	161,645	68,643	93,002	-
Corporate Bonds	6,763	-	6,763	-
Money Market Funds	4,557,733	4,557,733	-	-
Total Investments in Securities:	$ 44,025,831	$ 36,657,710	$ 7,360,593	$ 7,528
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	58.5%
Japan	6.9%
United Kingdom	6.7%
Ireland	5.4%
Canada	4.0%
Bermuda	2.9%
Korea (South)	2.5%
Netherlands	2.4%
Taiwan	1.6%
Cayman Islands	1.3%
Italy	1.0%
Others (Individually Less Than 1%)	6.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015

Assets
Investment in securities, at value (including securities loaned of $403,464) - See accompanying schedule: Unaffiliated issuers (cost $12,366,307)	$ 22,787,826
Fidelity Central Funds (cost $4,557,733)	4,557,733
Other affiliated issuers (cost $9,573,967)	16,680,272
Total Investments (cost $26,498,007)		$ 44,025,831
Receivable for investments sold		626,763
Receivable for fund shares sold		33,420
Dividends receivable		38,365
Interest receivable		592
Distributions receivable from Fidelity Central Funds		1,161
Prepaid expenses		81
Other receivables		1,578
Total assets		44,727,791

Liabilities
Payable to custodian bank	$ 6
Payable for investments purchased Regular delivery	46,134
Delayed delivery	3,840
Payable for fund shares redeemed	32,058
Accrued management fee	24,033
Other affiliated payables	4,509
Other payables and accrued expenses	6,289
Collateral on securities loaned, at value	420,623
Total liabilities		537,492

Net Assets		$ 44,190,299
Net Assets consist of:
Paid in capital		$ 25,793,830
Undistributed net investment income		15,746
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		857,148
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,523,575
Net Assets		$ 44,190,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($29,008,523 ÷ 595,653 shares)	$ 48.70

Class K: Net Asset Value, offering price and redemption price per share ($15,181,776 ÷ 311,994 shares)	$ 48.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015

Investment Income
Dividends (including $183,284 earned from other affiliated issuers)		$ 366,814
Income from Fidelity Central Funds		10,802
Total income		377,616

Expenses
Management fee Basic fee	$ 138,378
Performance adjustment	9,223
Transfer agent fees	26,108
Accounting and security lending fees	1,207
Custodian fees and expenses	1,454
Independent trustees' compensation	100
Registration fees	111
Audit	137
Legal	99
Miscellaneous	135
Total expenses before reductions	176,952
Expense reductions	(489)	176,463
Net investment income (loss)		201,153
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	846,734
Other affiliated issuers	531,176
Foreign currency transactions	(4,423)
Total net realized gain (loss)		1,373,487
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,335)	(1,016,048)
Assets and liabilities in foreign currencies	745
Total change in net unrealized appreciation (depreciation)		(1,015,303)
Net gain (loss)		358,184
Net increase (decrease) in net assets resulting from operations		$ 559,337

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 201,153	$ 513,196
Net realized gain (loss)	1,373,487	3,427,430
Change in net unrealized appreciation (depreciation)	(1,015,303)	2,225,261
Net increase (decrease) in net assets resulting from operations	559,337	6,165,887
Distributions to shareholders from net investment income	(489,296)	(372,615)
Distributions to shareholders from net realized gain	(2,217,917)	(2,653,754)
Total distributions	(2,707,213)	(3,026,369)
Share transactions - net increase (decrease)	(436,064)	768,382
Redemption fees	988	2,996
Total increase (decrease) in net assets	(2,582,952)	3,910,896

Net Assets
Beginning of period	46,773,251	42,862,355
End of period (including undistributed net investment income of $15,746 and undistributed net investment income of $303,889, respectively)	$ 44,190,299	$ 46,773,251

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.03	$ 47.84	$ 38.52	$ 40.67	$ 33.07	$ 28.20
Income from Investment Operations
Net investment income (loss) D	.21	.53	.48	.37	.23	.07
Net realized and unrealized gain (loss)	.42	5.96	11.61	(.03)	7.53	5.00
Total from investment operations	.63	6.49	12.09	.34	7.76	5.07
Distributions from net investment income	(.52)	(.39)	(.49)	(.28)	(.15)	(.12)
Distributions from net realized gain	(2.44)	(2.91)	(2.28)	(2.21)	(.01)	(.08)
Total distributions	(2.96)	(3.30)	(2.77)	(2.49)	(.16)	(.20)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 48.70	$ 51.03	$ 47.84	$ 38.52	$ 40.67	$ 33.07
Total ReturnB, C	1.12%	14.42%	33.12%	1.68%	23.53%	18.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.80%A	.82%	.79%	.88%	.83%	.99%
Expenses net of fee waivers, if any	.80%A	.82%	.79%	.88%	.83%	.99%
Expenses net of all reductions	.80%A	.82%	.79%	.88%	.83%	.99%
Net investment income (loss)	.84% A	1.07%	1.14%	1.00%	.61%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 29,009	$ 30,576	$ 28,171	$ 22,999	$ 26,762	$ 24,538
Portfolio turnover rateF	11% A, I	12% I	11%	19%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.02	$ 47.83	$ 38.52	$ 40.67	$ 33.11	$ 28.22
Income from Investment Operations
Net investment income (loss) D	.23	.58	.53	.42	.28	.11
Net realized and unrealized gain (loss)	.42	5.96	11.60	(.03)	7.51	5.01
Total from investment operations	.65	6.54	12.13	.39	7.79	5.12
Distributions from net investment income	(.57)	(.44)	(.54)	(.33)	(.23)	(.15)
Distributions from net realized gain	(2.44)	(2.91)	(2.28)	(2.21)	(.01)	(.08)
Total distributions	(3.01)	(3.35)	(2.82)	(2.54)	(.23) J	(.23)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 48.66	$ 51.02	$ 47.83	$ 38.52	$ 40.67	$ 33.11
Total ReturnB, C	1.17%	14.55%	33.27%	1.83%	23.66%	18.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.70%A	.72%	.68%	.76%	.71%	.85%
Expenses net of fee waivers, if any	.70%A	.72%	.68%	.76%	.71%	.85%
Expenses net of all reductions	.70%A	.72%	.68%	.76%	.70%	.85%
Net investment income (loss)	.94% A	1.17%	1.26%	1.12%	.74%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 15,182	$ 16,198	$ 14,691	$ 9,985	$ 8,031	$ 4,357
Portfolio turnover rateF	11% A, I	12% I	11%	19%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,942,354
Gross unrealized depreciation	(2,613,991)
Net unrealized appreciation (depreciation) on securities	$ 17,328,363

Tax cost	$ 26,697,468

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,284,817 and $2,883,256, respectively.

Redemptions In-Kind. During the period, 14,057 shares of the Fund held by unaffiliated entities were redeemed for cash and investments, including accrued interest with a value of $696,882. The net realized gain of $381,435 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Low-Priced Stock	$ 22,361.15
Class K	3,747.05
	$ 26,108

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $78 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $32 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $33,040. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,607, including $427 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $72 for the period.

In addition, the investment advisor reimbursed a portion of the Fund's operating expenses, including certain Low-Priced Stock expenses during the period in the amount of $417.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Low-Priced Stock	$ 308,914	$ 232,537
Class K	180,382	140,078
Total	$ 489,296	$ 372,615
From net realized gain
Low-Priced Stock	$ 1,447,788	$ 1,731,108
Class K	770,129	922,646
Total	$ 2,217,917	$ 2,653,754

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Low-Priced Stock
Shares sold	24,641	85,303	$ 1,225,861	$ 4,180,051
Reinvestment of distributions	32,942	39,938	1,647,862	1,842,708
Shares redeemed	(61,069) A	(114,924) B	(3,043,413) A	(5,671,216) B
Net increase (decrease)	(3,486)	10,317	$ (169,690)	$ 351,543
Class K
Shares sold	28,279	69,134	$ 1,410,242	$ 3,397,015
Reinvestment of distributions	19,018	23,051	950,511	1,062,724
Shares redeemed	(52,774) A	(81,847) B	(2,627,127) A	(4,042,900) B
Net increase (decrease)	(5,477)	10,338	$ (266,374)	$ 416,839

A Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 20, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LPS-K-USAN-0315
1.863397.106

Fidelity®

Low-Priced Stock Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Low-Priced Stock	.80%
Actual		$ 1,000.00	$ 1,011.20	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class K	.70%
Actual		$ 1,000.00	$ 1,011.70	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	4.8	3.8
Next PLC	3.9	3.9
Seagate Technology LLC	3.7	3.7
Best Buy Co., Inc.	2.6	2.2
Microsoft Corp.	2.4	2.8
Ross Stores, Inc.	2.0	1.3
Metro, Inc. Class A (sub. vtg.)	1.8	1.5
Unum Group	1.4	1.2
Barratt Developments PLC	1.3	1.0
Oracle Corp.	1.2	1.2
	25.1
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.1	24.3
Information Technology	19.2	19.6
Financials	11.8	11.5
Health Care	10.8	8.9
Industrials	7.5	7.7
Asset Allocation (% of fund's net assets)
As of January 31, 2015 *		As of July 31, 2014 **
	Stocks 89.3%		Stocks 86.3%
	Bonds 0.0%†		Bonds 0.0%
	Convertible Securities 0.0%		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 10.7%		Short-Term Investments and Net Other Assets (Liabilities) 13.7%
* Foreign investments	41.5%	** Foreign investments	39.7%
† Amount represents less than 0.1%.

Semiannual Report

Investments January 31, 2015

Showing Percentage of Net Assets

Common Stocks - 89.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.1%
Auto Components - 1.5%
ASTI Corp. (e)	1,287,000	$ 2,404
ATLASBX Co. Ltd.	270,000	10,463
Federal Screw Works (a)	47,900	196
Gentex Corp.	200,100	3,340
Hi-Lex Corp.	1,283,100	36,760
INFAC Corp.	325,139	2,099
INZI Controls Co. Ltd. (e)	1,516,000	6,943
Johnson Controls, Inc.	6,852,800	318,450
Motonic Corp. (e)	3,250,000	40,250
Murakami Corp. (e)	868,000	12,392
Nippon Seiki Co. Ltd.	3,040,500	68,760
Piolax, Inc. (e)	955,200	45,886
Samsung Climate Control Co. Ltd. (e)	499,950	5,240
Sewon Precision Industries Co. Ltd. (a)(e)	500,000	11,796
Shoei Co. Ltd.	446,900	6,981
SJM Co. Ltd. (e)	1,282,000	7,919
SJM Holdings Co. Ltd. (e)	1,332,974	4,963
Strattec Security Corp.	168,600	10,622
Sungwoo Hitech Co. Ltd.	1,888,517	20,665
TBK Co. Ltd.	1,067,100	5,541
The Goodyear Tire & Rubber Co.	725,487	17,586
Yachiyo Industry Co. Ltd.	979,700	8,293
Yutaka Giken Co. Ltd. (e)	1,415,500	29,547
		677,096
Distributors - 0.2%
Chori Co. Ltd.	495,900	8,031
Doshisha Co. Ltd. (e)	1,875,500	29,275
Educational Development Corp. (e)	369,692	1,527
Nakayamafuku Co. Ltd. (e)	1,154,700	8,726
SPK Corp.	245,000	4,274
Uni-Select, Inc. (e)	1,933,900	47,940
		99,773
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)	49,660	1,667
Career Education Corp. (a)(e)	6,418,700	35,816
Clip Corp. (e)	313,800	2,953
Cross-Harbour Holdings Ltd.	606,400	668
DeVry, Inc.	382,800	16,235
Houghton Mifflin Harcourt Co. (a)	1,292,000	25,427
ITT Educational Services, Inc. (a)(d)	146,900	1,068
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	955,200	$ 9,883
Novarese, Inc. (d)	246,700	1,742
Regis Corp. (a)	650,200	10,241
Shingakukai Co. Ltd.	220,500	892
Steiner Leisure Ltd. (a)(e)	1,452,000	63,336
Step Co. Ltd. (e)	1,241,700	8,787
Weight Watchers International, Inc. (a)(d)(e)	4,656,100	77,105
YBM Sisa.com, Inc. (e)	900,000	3,069
		258,889
Hotels, Restaurants & Leisure - 0.6%
Ambassadors Group, Inc. (a)(e)	1,690,856	4,261
Ark Restaurants Corp. (e)	205,695	5,066
BRONCO BILLY Co. Ltd.	62,100	2,048
Create Restaurants Holdings, Inc. (d)	470,200	6,326
Fairwood Holdings Ltd.	297,900	745
Flanigan's Enterprises, Inc.	48,300	1,847
Hiday Hidaka Corp. (e)	1,435,976	45,167
Ibersol SGPS SA	549,200	4,748
Interval Leisure Group, Inc.	240,000	5,539
Intralot SA (a)	1,469,300	2,175
Jack in the Box, Inc.	99,100	8,403
Koshidaka Holdings Co. Ltd.	678,280	12,331
Kura Corp. Ltd.	787,000	23,711
Ohsho Food Service Corp.	597,600	24,005
Papa John's International, Inc.	97,900	6,213
Ruby Tuesday, Inc. (a)(e)	3,917,400	23,583
Shinsegae Food Co. Ltd.	15,000	1,564
Sonic Corp.	250,000	7,568
Sportscene Group, Inc. Class A (e)	382,100	2,330
St. Marc Holdings Co. Ltd.	453,700	29,174
The Monogatari Corp. (d)(e)	513,800	17,815
Toridoll.corporation	1,600,800	23,232
		257,851
Household Durables - 2.9%
Abbey PLC (e)	2,046,900	25,792
Barratt Developments PLC (e)	80,327,500	554,615
Bellway PLC	4,702,100	129,181
Blyth, Inc.	429,800	3,185
D.R. Horton, Inc.	5,096,400	124,964
Dorel Industries, Inc. Class B (sub. vtg.)	3,104,300	88,949
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Emak SpA (d)	5,057,800	$ 5,170
First Juken Co. Ltd. (e)	1,614,200	17,087
Helen of Troy Ltd. (a)(e)	2,706,000	203,545
Henry Boot PLC	3,866,000	12,199
HTL International Holdings Ltd. (e)	27,698,500	5,433
Iida Group Holdings Co. Ltd.	244,900	3,046
Libbey, Inc.	770,000	25,187
NACCO Industries, Inc. Class A	296,100	16,300
P&F Industries, Inc. Class A (a)(e)	362,000	2,751
Sanei Architecture Planning Co. Ltd. (e)	1,395,400	10,661
Stanley Furniture Co., Inc. (a)(e)	1,135,100	3,360
Steinhoff International Holdings Ltd.	3,454,946	17,658
Token Corp. (e)	955,240	39,591
		1,288,674
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (e)	9,894,000	42,359
Liberty Interactive Corp. Series A (a)	198,700	5,436
PetMed Express, Inc. (d)	291,550	4,577
		52,372
Leisure Products - 0.3%
Accell Group NV (e)	2,309,200	35,227
Arctic Cat, Inc.	300,100	10,089
Fenix Outdoor AB	33,500	1,656
JAKKS Pacific, Inc. (a)(d)	793,400	4,776
Kabe Husvagnar AB (B Shares)	318,300	3,876
Mars Engineering Corp.	538,800	9,532
Mattel, Inc.	817,400	21,988
Miroku Corp. (e)	810,000	2,089
Smith & Wesson Holding Corp. (a)	1,148,400	14,125
Trigano SA	152,900	4,560
		107,918
Media - 0.8%
Chime Communications PLC	4,212,400	16,052
Cinderella Media Group Ltd. (e)	18,328,000	4,137
Corus Entertainment, Inc. Class B (non-vtg.) (d)	646,400	10,973
DreamWorks Animation SKG, Inc. Class A (a)	2,710,100	50,598
Gannett Co., Inc.	734,700	22,783
GfK AG	167,200	6,662
Harte-Hanks, Inc.	987,800	7,181
Hyundai HCN	2,668,729	10,488
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Intage Holdings, Inc. (e)	1,921,200	$ 27,196
Ipsos SA	10,152	265
ITE Group PLC	99,100	195
Live Nation Entertainment, Inc. (a)	1,401,000	33,302
Pico Far East Holdings Ltd.	21,366,000	4,795
Proto Corp.	489,700	7,671
RKB Mainichi Broadcasting Corp.	245,000	2,165
Saga Communications, Inc. Class A	440,700	17,923
Sky Network Television Ltd.	6,740,201	29,717
Starz Series A (a)	1,933,400	57,074
STW Group Ltd.	3,918,845	2,787
Television Broadcasts Ltd.	3,770,000	23,426
TOW Co. Ltd. (e)	1,168,200	8,667
TVA Group, Inc. Class B (non-vtg.) (a)	1,959,200	10,562
WOWOW INC.	45,200	1,950
		356,569
Multiline Retail - 4.2%
Big Lots, Inc.	334,900	15,375
Don Quijote Holdings Co. Ltd.	198,600	14,460
Hanwha Galleria Timeworld Co. Ltd. (e)	340,990	20,567
Lifestyle International Holdings Ltd.	38,500,000	75,367
Next PLC (e)	15,728,500	1,713,991
Watts Co. Ltd. (e)	1,332,600	9,661
Zakkaya Bulldog Co. Ltd. (a)	382,100	405
		1,849,826
Specialty Retail - 12.4%
Aarons, Inc. Class A	478,500	15,149
ABC-MART, Inc.	128,900	6,430
Abercrombie & Fitch Co. Class A (e)	7,248,500	184,982
Adastria Holdings Co. Ltd.	606,550	15,976
Aeropostale, Inc. (a)(d)(e)	8,121,400	19,816
Ascena Retail Group, Inc. (a)	191,100	2,209
AT-Group Co. Ltd.	1,233,000	22,987
AutoZone, Inc. (a)	859,700	513,207
Bed Bath & Beyond, Inc. (a)	6,303,800	471,335
Best Buy Co., Inc. (e)	33,038,600	1,162,959
Big 5 Sporting Goods Corp.	198,600	2,365
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,347,400	68,805
Bonia Corp. Bhd	2,503,000	656
Bonjour Holdings Ltd.	4,475,000	410
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Buffalo Co. Ltd. (e)	104,900	$ 739
Cash Converters International Ltd.	23,749,777	20,402
Chico's FAS, Inc.	2,220,000	37,030
CST Brands, Inc.	2,751,000	118,568
Delek Automotive Systems Ltd.	746,500	7,162
Destination Maternity Corp.	296,700	4,542
DSW, Inc. Class A	196,800	6,998
Folli Follie SA (e)	4,122,700	123,408
Formosa Optical Technology Co. Ltd.	638,000	1,710
Fourlis Holdings SA (a)	489,700	1,544
Francesca's Holdings Corp. (a)	100,000	1,586
GameStop Corp. Class A (d)(e)	7,893,900	278,260
Glentel, Inc. (e)	2,097,956	41,243
GNC Holdings, Inc.	1,180,700	52,352
Goldlion Holdings Ltd.	18,241,000	7,833
Guess?, Inc. (e)	8,370,800	157,204
Gulliver International Co. Ltd.	2,764,100	21,938
Halfords Group PLC	1,289,500	8,624
Hour Glass Ltd.	8,530,200	4,621
IA Group Corp. (e)	834,000	5,888
John David Group PLC	2,742,900	20,781
Jumbo SA (e)	11,234,068	107,015
K's Denki Corp.	3,002,200	88,174
Ku Holdings Co. Ltd.	980,600	5,295
Kyoto Kimono Yuzen Co. Ltd. (e)	1,546,500	13,173
Le Chateau, Inc. Class A (sub. vtg.) (a)	1,931,900	1,155
Leon's Furniture Ltd.	328,400	4,949
Lewis Group Ltd.	1,241,800	9,677
Macintosh Retail Group NV (a)	170,100	479
Mr. Bricolage SA (e)	992,175	15,932
Nafco Co. Ltd. (e)	2,234,500	30,470
Nishimatsuya Chain Co. Ltd. (e)	4,472,200	35,623
Office Depot, Inc. (a)	1,606,800	12,212
Pal Co. Ltd. (e)	1,332,800	34,619
RIGHT ON Co. Ltd. (d)	382,100	2,409
Ross Stores, Inc.	9,400,000	862,074
Sally Beauty Holdings, Inc. (a)	590,700	18,359
Second Chance Properties Ltd.	2,493,000	711
Second Chance Properties Ltd. warrants 7/24/17 (a)	8,597,000	69
Select Comfort Corp. (a)	992,100	29,604
Silvano Fashion Group A/S	7,738	11
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. Class A (sub. vtg.)	987,400	$ 24,320
Staples, Inc.	23,941,400	408,201
Super Cheap Auto Group Ltd. (d)	1,589,908	10,730
The Buckle, Inc. (d)	811,900	41,236
The Men's Wearhouse, Inc.	191,400	8,894
The Stanley Gibbons Group PLC	1,077,600	4,877
Urban Outfitters, Inc. (a)	24,794	864
USS Co. Ltd.	13,500,000	211,795
Williams-Sonoma, Inc.	191,400	14,977
Workman Co. Ltd. (e)	1,405,700	69,078
		5,476,701
Textiles, Apparel & Luxury Goods - 2.5%
Adolfo Dominguez SA (a)	269,400	1,580
Bijou Brigitte Modische Accessoires AG	43,100	2,597
Coach, Inc.	2,251,000	83,715
Daphne International Holdings Ltd.	958,000	306
Deckers Outdoor Corp. (a)	39,700	2,622
Embry Holdings Ltd.	1,520,000	787
F&F Co. Ltd.	604,146	7,460
Fossil Group, Inc. (a)	2,244,700	219,532
Geox SpA (a)(d)	3,052,000	10,332
Gildan Activewear, Inc. (e)	6,958,400	406,212
Hampshire Group Ltd. (a)(e)	878,700	1,538
Handsome Co. Ltd. (e)	2,436,150	67,794
JLM Couture, Inc. (a)(e)	188,300	499
Ports Design Ltd. (a)	11,756,000	4,498
Steven Madden Ltd. (a)	877,700	30,140
Sun Hing Vision Group Holdings Ltd. (e)	22,865,000	7,372
Texwinca Holdings Ltd.	58,266,000	47,698
Tungtex Holdings Co. Ltd.	19,594,000	3,094
Van de Velde	71,636	3,897
Vera Bradley, Inc. (a)	1,131,400	21,576
Victory City International Holdings Ltd.	63,416,150	9,029
Youngone Corp.	500,000	25,435
Youngone Holdings Co. Ltd. (e)	929,000	75,507
Yue Yuen Industrial (Holdings) Ltd.	15,870,000	59,053
		1,092,273
TOTAL CONSUMER DISCRETIONARY		11,517,942
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.3%
Beverages - 1.0%
Baron de Ley SA (a)	152,800	$ 13,295
C&C Group PLC	3,424,966	13,430
Kweichow Moutai Co. Ltd.	250,100	7,040
Monster Beverage Corp. (a)	2,578,900	301,602
Muhak Co. Ltd. (a)(e)	2,759,180	92,621
Olvi PLC (A Shares)	24,800	675
Spritzer Bhd	2,237,600	1,288
Synergy Co. (a)	97,900	723
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	494,860	1,623
		432,297
Food & Staples Retailing - 4.5%
Aoki Super Co. Ltd.	189,000	1,799
Belc Co. Ltd. (e)	1,992,500	55,282
Cosmos Pharmaceutical Corp. (e)	1,757,200	283,144
Create SD Holdings Co. Ltd. (e)	2,127,200	72,275
Daikokutenbussan Co. Ltd.	668,500	25,910
Dong Suh Companies, Inc. (e)	5,248,080	110,101
Fyffes PLC (Ireland) (e)	28,404,500	36,045
Genky Stores, Inc. (d)(e)	229,200	18,534
Greggs PLC (e)	9,240,000	114,261
Halows Co. Ltd. (e)	1,552,800	19,939
Jeronimo Martins SGPS SA	1,986,400	21,454
Kusuri No Aoki Co. Ltd.	496,600	32,991
Majestic Wine PLC (d)(e)	3,882,403	19,707
MARR SpA	392,000	6,861
Marukyu Co. Ltd.	443,200	4,582
Metro, Inc. Class A (sub. vtg.) (d)	10,132,133	801,832
Qol Co. Ltd. (e)	2,057,500	14,674
Safeway, Inc:
rights	16,069,900	1,446
rights	16,069,900	1,446
San-A Co. Ltd.	393,300	13,131
Sligro Food Group NV	1,439,800	54,975
Sundrug Co. Ltd.	2,350,300	99,763
Tesco PLC	12,500,000	42,271
Total Produce PLC	10,286,200	11,972
Valor Co. Ltd.	223,200	4,210
Walgreens Boots Alliance, Inc.	315,700	23,283
Welcia Holdings Co. Ltd.	649,774	23,918
Yaoko Co. Ltd.	847,900	55,122
		1,970,928
Food Products - 1.6%
Aryzta AG	1,703,930	128,324
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Cranswick PLC	1,028,612	$ 20,296
Darling International, Inc. (a)	396,100	6,726
Dean Foods Co.	2,740,000	49,649
Devro PLC	2,851,100	12,089
Dutch Lady Milk Industries Bhd	100,000	1,295
Food Empire Holdings Ltd. (e)	50,146,000	11,420
Fresh Del Monte Produce, Inc. (e)	6,017,700	202,375
Hilton Food Group PLC	685,800	4,060
Lifeway Foods, Inc. (a)	186,952	3,421
Nam Yang Dairy Products	11,000	7,203
Omega Protein Corp. (a)	489,900	5,164
Pacific Andes International Holdings Ltd.	118,804,500	4,067
Pacific Andes Resources Development Ltd. (f)	222,476,193	10,023
Patties Food Ltd.	3,576,860	3,835
President Rice Products PCL	1,224,500	1,699
Rocky Mountain Chocolate Factory, Inc. (e)	474,582	6,431
Samyang Genex Co. Ltd.	93,060	9,033
Samyang Holdings Corp.	44,250	3,775
Seaboard Corp. (a)	45,500	174,037
Select Harvests Ltd. (e)	5,164,930	26,519
Sunjin Co. Ltd. (e)	813,630	22,904
Synear Food Holdings Ltd. (a)	38,027,000	0
United Food Holdings Ltd. (a)	21,396,000	989
		715,334
Personal Products - 0.2%
Coty, Inc. Class A	1,990,000	37,850
Elizabeth Arden, Inc. (a)(d)	396,800	5,865
Grape King Bio Ltd.	1,500,000	6,115
Nutraceutical International Corp. (a)(e)	1,092,304	21,344
Oriflame Cosmetics SA SDR (d)	19,600	263
Sarantis SA (e)	2,243,700	17,874
		89,311
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,891	449
TOTAL CONSUMER STAPLES		3,208,319
ENERGY - 3.4%
Energy Equipment & Services - 1.3%
AKITA Drilling Ltd. Class A (non-vtg.)	1,697,400	13,826
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Atwood Oceanics, Inc.	1,500,300	$ 42,879
Boustead Singapore Ltd.	3,970,025	5,279
Cal Dive International, Inc. (a)(e)	5,779,700	376
Carbo Ceramics, Inc. (d)	1,050,100	34,422
Cathedral Energy Services Ltd.	1,529,600	2,817
Divestco, Inc. (a)	3,342,500	158
Farstad Shipping ASA (e)	3,056,400	14,321
Fugro NV (Certificaten Van Aandelen) (d)	1,826,300	39,685
Geospace Technologies Corp. (a)(e)	745,404	17,875
Gulfmark Offshore, Inc. Class A (e)	2,633,800	51,965
Noble Corp.	2,335,600	37,883
Oil States International, Inc. (a)	1,910,200	78,452
Paragon Offshore PLC (d)	793,400	1,658
Petrofac Ltd.	542,900	5,773
PHX Energy Services Corp. (d)	148,800	730
Precision Drilling Corp. (d)	1,586,900	8,105
ProSafe ASA	9,306,200	24,934
Shinko Plantech Co. Ltd.	1,714,300	12,809
Solstad Offshore ASA	1,102,000	8,844
Total Energy Services, Inc. (e)	2,391,700	24,563
Unit Corp. (a)(e)	4,957,400	147,631
		574,985
Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	151,851	8,813
Beach Energy Ltd.	15,183,900	11,304
Bonavista Energy Corp.	399,900	1,888
Centrus Energy Corp. Class A (a)	147,332	592
Denbury Resources, Inc. (d)	7,105,800	49,030
Eni SpA	18,541,800	312,032
Fuji Kosan Co. Ltd. (e)	734,700	3,734
Fuji Oil Co. Ltd. (e)	5,289,900	15,772
Great Eastern Shipping Co. Ltd.	4,800,000	27,821
Hankook Shell Oil Co. Ltd. (e)	65,000	29,385
HollyFrontier Corp.	304,100	10,923
Marathon Oil Corp.	500,900	13,324
Michang Oil Industrial Co. Ltd. (e)	173,900	11,184
Newfield Exploration Co. (a)	2,223,200	66,207
Peabody Energy Corp. (d)	3,669,400	22,860
Statoil ASA sponsored ADR (d)	350,000	5,880
Stone Energy Corp. (a)	2,391,300	33,670
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Swift Energy Co. (a)(d)(e)	4,291,000	$ 9,140
Tesoro Corp.	1,602,300	130,956
The Williams Companies, Inc.	292,900	12,847
Tsakos Energy Navigation Ltd.	947,100	6,535
Uehara Sei Shoji Co. Ltd.	932,000	3,627
W&T Offshore, Inc. (e)	5,401,300	27,331
World Fuel Services Corp.	2,178,322	106,672
WPX Energy, Inc. (a)	564,900	6,022
		927,549
TOTAL ENERGY		1,502,534
FINANCIALS - 11.8%
Banks - 1.6%
ACNB Corp.	117,600	2,354
Bank of Ireland (a)	396,166,400	118,955
BBCN Bancorp, Inc.	2,443,389	31,642
Camden National Corp.	46,168	1,716
Cathay General Bancorp	3,232,700	77,229
Codorus Valley Bancorp, Inc. (e)	495,920	9,864
ConnectOne Bancorp, Inc.	789,600	14,529
Customers Bancorp, Inc.	161,700	3,177
Dimeco, Inc.	27,940	1,104
Eagle Bancorp, Inc. (a)	526,500	18,006
East West Bancorp, Inc.	2,939,000	106,333
EFG Eurobank Ergasias SA (a)	322,942,300	40,142
Farmers & Merchants Bancorp, Inc.	44,200	1,127
First Bancorp, Puerto Rico (a)	7,428,572	40,783
First NBC Bank Holding Co. (a)	441,300	13,663
First Niagara Financial Group, Inc.	1,027,600	8,344
First West Virginia Bancorp, Inc.	49,000	1,075
Investors Bancorp, Inc.	3,155,000	34,737
LCNB Corp. (d)(e)	731,603	10,572
Northrim Bancorp, Inc.	214,299	4,442
Norwood Financial Corp.	172,128	5,154
OFG Bancorp (d)(e)	2,483,342	39,982
Pacific Premier Bancorp, Inc. (a)(e)	898,400	13,350
Popular, Inc. (a)	1,719,300	53,006
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,421,900	8,926
Sparebanken More (primary capital certificate)	240,234	6,934
Sparebanken Nord-Norge	2,250,800	10,925
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Susquehanna Bancshares, Inc.	197,700	$ 2,493
Trico Bancshares	382,984	8,943
TSB Banking Group PLC	6,699,900	26,974
		716,481
Capital Markets - 0.2%
AllianceBernstein Holding LP	665,000	16,066
Federated Investors, Inc. Class B (non-vtg.) (d)	440,800	13,934
GFI Group, Inc.	5,519,600	30,965
State Street Corp.	362,400	25,915
Tullett Prebon PLC	1,469,300	7,409
		94,289
Consumer Finance - 0.6%
Aeon Credit Service (Asia) Co. Ltd.	14,694,000	10,956
Albemarle & Bond Holdings PLC (a)(e)	3,171,445	0
EZCORP, Inc. (non-vtg.) Class A (a)	444,703	4,585
Green Dot Corp. Class A (a)	2,001,800	30,527
H&T Group PLC	620,900	1,590
Nicholas Financial, Inc. (a)	249,900	3,556
Santander Consumer U.S.A. Holdings, Inc.	3,752,200	66,977
SLM Corp.	1,871,000	17,045
Synchrony Financial	3,555,800	109,732
		244,968
Diversified Financial Services - 0.4%
Credit Analysis & Research Ltd.	50,000	1,344
Newship Ltd. (a)	2,500	941
NICE Holdings Co. Ltd.	1,175,000	18,284
NICE Information Service Co. Ltd.	2,800,000	16,185
Ricoh Leasing Co. Ltd.	882,600	23,099
The NASDAQ OMX Group, Inc.	177,300	8,085
Voya Financial, Inc.	2,351,100	91,716
		159,654
Insurance - 7.9%
Admiral Group PLC	526,500	11,483
AEGON NV	54,921,500	391,418
AFLAC, Inc.	343,500	19,607
Amlin PLC	2,068,600	15,186
April (e)	2,650,500	32,946
Assurant, Inc. (e)	5,014,600	318,477
Axis Capital Holdings Ltd. (e)	7,427,000	378,034
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc.	1,148,400	$ 17,823
Endurance Specialty Holdings Ltd. (e)	2,483,500	151,792
FBD Holdings PLC	167,200	2,078
Genworth Financial, Inc. Class A (a)(e)	25,290,600	176,528
Hartford Financial Services Group, Inc.	7,640,900	297,231
HCC Insurance Holdings, Inc.	526,100	28,062
Hiscox Ltd.	1,382,400	15,294
Lincoln National Corp.	7,632,900	381,492
MBIA, Inc. (a)	395,000	3,168
MetLife, Inc.	859,700	39,976
National Interstate Corp.	911,000	23,476
National Western Life Insurance Co. Class A	142,170	33,892
NN Group NV	1,283,683	34,988
Primerica, Inc.	517,200	25,674
Progressive Corp.	630,400	16,359
Protective Life Corp.	1,432,900	100,231
RenaissanceRe Holdings Ltd. (e)	2,961,000	283,160
Torchmark Corp.	812,450	40,679
Unum Group (e)	19,284,100	598,964
Validus Holdings Ltd.	1,812,300	71,858
		3,509,876
Real Estate Investment Trusts - 0.4%
American Realty Capital Properties, Inc.	3,081,800	28,553
Annaly Capital Management, Inc.	10,735,600	113,368
Corrections Corp. of America	478,500	18,815
Melcor Real Estate Investment Trust (e)	568,200	3,975
Northwest Healthcare Properties REIT (d)	1,219,500	8,868
Nsi NV	85,964	385
		173,964
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	496,500	1,059
Century21 Real Estate Japan Ltd.	105,400	890
Devine Ltd. (a)	2,029,708	1,459
Leopalace21 Corp. (a)	4,898,000	31,692
Relo Holdings Corp. (e)	1,343,100	100,090
Tejon Ranch Co. (a)	150,100	3,695
		138,885
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	87,100	1,127
BofI Holding, Inc. (a)	191,400	16,147
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Farmer Mac Class C (non-vtg.)	493,900	$ 13,607
Genworth MI Canada, Inc.	4,611,700	114,757
Genworth Mortgage Insurance Ltd.	8,326,638	22,743
Meridian Bancorp, Inc. (a)	1,083,100	12,575
New Hampshire Thrift Bancshares, Inc.	147,100	2,232
		183,188
TOTAL FINANCIALS		5,221,305
HEALTH CARE - 10.8%
Biotechnology - 1.0%
Amgen, Inc.	2,865,400	436,286
Health Care Equipment & Supplies - 1.2%
Apex Biotechnology Corp.	1,400,000	2,342
Arts Optical International Holdings Ltd. (e)	32,446,640	12,342
Atrion Corp.	9,642	3,230
Audika SA	297,900	4,342
Boston Scientific Corp. (a)	1,148,400	17,008
Exactech, Inc. (a)	47,900	996
Hoshiiryou Sanki Co. Ltd. (e)	343,800	8,165
Huvitz Co. Ltd. (e)	1,000,000	14,753
Microlife Corp.	3,116,500	7,029
Mindray Medical International Ltd. sponsored ADR (d)	995,200	27,229
Nakanishi, Inc.	655,100	23,983
Pacific Hospital Supply Co. Ltd.	400,000	862
Prim SA (e)	1,656,600	11,962
ResMed, Inc. (d)	335,000	20,927
Span-America Medical System, Inc. (e)	276,100	4,749
St. Jude Medical, Inc.	2,350,000	154,795
St.Shine Optical Co. Ltd.	2,224,000	34,721
Supermax Corp. Bhd	26,000,000	16,080
Techno Medica Co. Ltd.	44,400	927
Top Glove Corp. Bhd	1,000,000	1,374
Utah Medical Products, Inc. (e)	405,900	23,010
Zimmer Holdings, Inc.	1,191,800	133,601
		524,427
Health Care Providers & Services - 7.6%
A/S One Corp.	244,900	6,552
Aetna, Inc.	4,898,000	449,734
Almost Family, Inc. (a)(e)	894,714	27,164
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Amedisys, Inc. (a)	688,800	$ 19,410
Anthem, Inc.	2,149,100	290,043
Bio-Reference Laboratories, Inc. (a)(d)	450,000	15,089
Diversicare Healthcare Services, Inc.	99,200	884
DVx, Inc. (e)	804,600	7,648
Farmacol SA	49,700	709
Grupo Casa Saba SA de CV (a)	12,381,200	6,567
Hanger, Inc. (a)(e)	2,078,900	44,863
Hi-Clearance, Inc.	1,409,000	4,152
LHC Group, Inc. (a)(e)	1,797,700	53,428
Lifco AB (a)	950,100	15,582
Medica Sur SA de CV (a)	392,000	1,466
MEDNAX, Inc. (a)	191,100	12,974
National Healthcare Corp.	6,394	403
Pelion SA (e)	605,900	13,784
The Ensign Group, Inc.	673,800	27,963
Triple-S Management Corp. (a)(e)	2,385,634	57,446
Tsukui Corp. (d)(e)	2,551,000	23,578
U.S. Physical Therapy, Inc.	182,800	7,091
United Drug PLC (United Kingdom)	10,061,419	59,239
UnitedHealth Group, Inc.	20,000,100	2,124,999
Wellcare Health Plans, Inc. (a)	783,600	57,085
WIN-Partners Co. Ltd. (e)	1,456,700	18,234
		3,346,087
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (a)	87,100	670
ND Software Co. Ltd. (e)	694,200	14,641
Quality Systems, Inc.	296,300	4,827
		20,138
Life Sciences Tools & Services - 0.0%
VWR Corp.	644,200	15,564
Pharmaceuticals - 1.0%
Biofermin Pharmaceutical Co. Ltd.	23,400	590
Bliss Gvs Pharma Ltd. (a)	4,570,530	7,105
Daewon Pharmaceutical Co. Ltd. (e)	1,599,965	24,467
Daewoong Co. Ltd.	185,040	7,266
DongKook Pharmaceutical Co. Ltd. (e)	748,500	27,303
FDC Ltd.	3,600,000	9,557
Fuji Pharma Co. Ltd.	295,700	5,148
Genomma Lab Internacional SA de CV (a)	1,350,100	2,138
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Il Dong Holdings Co. Ltd. (e)	2,300,000	$ 34,914
Indivior PLC (a)	17,908,600	46,935
Jeil Pharmaceutical Co. (e)	1,357,325	26,033
Kaken Pharmaceutical Co. Ltd.	99,000	2,107
Kwang Dong Pharmaceutical Co. Ltd. (e)	3,100,000	30,675
Kyung Dong Pharmaceutical Co. Ltd.	48,531	1,052
Mylan, Inc. (a)	430,700	22,892
Pharmstandard OJSC (a)	19,600	262
Phibro Animal Health Corp. Class A	909,794	24,865
Recordati SpA	6,457,700	106,904
Torrent Pharmaceuticals Ltd.	150,000	2,652
Tsumura & Co.	1,167,400	26,565
Whanin Pharmaceutical Co. Ltd. (e)	1,750,000	30,860
		440,290
TOTAL HEALTH CARE		4,782,792
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.2%
Engility Holdings, Inc. (a)	836,400	33,372
GenCorp, Inc. (non-vtg.) (a)(d)	1,050,240	17,644
Magellan Aerospace Corp.	601,900	6,324
Textron, Inc.	391,370	16,657
		73,997
Air Freight & Logistics - 0.4%
Air T, Inc. (a)(e)	233,700	4,746
Atlas Air Worldwide Holdings, Inc. (a)(e)	2,061,200	93,166
Hub Group, Inc. Class A (a)	568,508	18,988
UTi Worldwide, Inc. (a)	1,444,069	17,141
Yusen Logistics Co. Ltd. (e)	3,674,500	43,996
		178,037
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	1,156,100	15,908
SkyWest, Inc.	1,033,100	12,965
		28,873
Building Products - 0.0%
Kondotec, Inc. (e)	1,716,200	12,000
Commercial Services & Supplies - 1.0%
1010 Printing Group Ltd.	22,159,640	3,123
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Aeon Delight Co. Ltd.	489,700	$ 10,967
AJIS Co. Ltd. (e)	514,500	8,747
Asia File Corp. Bhd	2,800,000	4,748
CECO Environmental Corp.	765,600	10,504
Civeo Corp. (e)	6,200,100	18,166
Fursys, Inc. (e)	950,000	26,476
ISS Holdings A/S (a)	11,000	325
Knoll, Inc.	2,125,100	43,543
Kruk SA (a)	9,900	307
Matthews International Corp. Class A	207,400	9,609
Mears Group PLC	1,633,515	10,211
Mitie Group PLC (e)	22,223,200	90,343
Moleskine SpA (a)(d)	342,900	448
Moshi Moshi Hotline, Inc.	783,600	8,646
Multi-Color Corp.	350,000	20,377
Nac Co. Ltd. (e)	1,194,000	10,796
NICE Total Cash Management Co., Ltd. (e)	2,601,400	7,073
Prestige International, Inc.	792,800	6,786
Progressive Waste Solution Ltd. (Canada)	172,100	4,911
RPS Group PLC	587,800	1,615
United Stationers, Inc. (e)	2,311,544	93,178
VICOM Ltd.	3,248,000	15,187
West Corp.	1,018,100	33,292
		439,378
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)(e)	9,350,095	237,679
Arcadis NV	1,224,500	37,297
Astaldi SpA (d)	2,733,200	17,388
Ausdrill Ltd.	2,415,505	701
C-Cube Corp.	372,000	1,582
Daiichi Kensetsu Corp. (e)	1,992,300	22,118
Engineers India Ltd.	2,150,008	7,483
EPCO Co. Ltd. (d)	124,000	1,850
Geumhwa PSC Co. Ltd. (e)	325,000	14,652
Heijmans NV (Certificaten Van Aandelen)	176,700	1,694
Jacobs Engineering Group, Inc. (a)	223,000	8,496
Kier Group PLC	503,100	11,867
Kyeryong Construction Industrial Co. Ltd. (a)(e)	893,000	8,545
Meisei Industrial Co. Ltd.	1,273,000	7,543
Mirait Holdings Corp.	1,776,900	20,601
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Nippon Rietec Co. Ltd. (e)	1,348,000	$ 11,330
Sanyo Engineering & Construction, Inc.	612,000	2,695
Severfield PLC (a)	3,183,833	3,249
Shinnihon Corp.	1,814,900	6,854
ShoLodge, Inc. (a)(e)	478,227	0
Sterling Construction Co., Inc. (a)(e)	1,826,300	6,337
Tutor Perini Corp. (a)	694,200	15,071
United Integration Services Co. Ltd.	5,143,500	4,966
Vianini Lavori SpA	685,800	4,100
		454,098
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	1,765,000	6,947
Aros Quality Group AB	835,900	8,587
AZZ, Inc. (e)	1,432,900	60,454
Babcock & Wilcox Co.	653,844	17,804
Bharat Heavy Electricals Ltd.	22,000,000	103,068
Chiyoda Integre Co. Ltd.	502,100	9,402
EnerSys	287,100	16,761
FW Thorpe PLC	5,039,500	10,627
GrafTech International Ltd. (a)	95,500	347
Graphite India Ltd. (a)	1,800,000	2,239
Hammond Power Solutions, Inc. Class A	422,300	2,160
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,500,000	16,970
Jinpan International Ltd.	99,100	511
Korea Electric Terminal Co. Ltd. (e)	700,000	40,992
Servotronics, Inc. (a)(e)	156,800	1,004
TKH Group NV unit	1,953,500	60,970
		358,843
Industrial Conglomerates - 1.0%
DCC PLC (United Kingdom) (e)	7,798,500	414,402
Reunert Ltd.	1,959,300	10,515
		424,917
Machinery - 1.5%
Aalberts Industries NV (e)	9,074,000	262,595
Allison Transmission Holdings, Inc.	509,970	15,972
ASL Marine Holdings Ltd. (e)	32,379,000	10,216
CKD Corp.	1,528,200	14,557
Foremost Income Fund (a)	2,141,103	9,857
Gencor Industries, Inc. (a)(e)	441,000	4,035
Global Brass & Copper Holdings, Inc. (e)	1,103,330	14,487
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hurco Companies, Inc. (e)	540,800	$ 18,971
Hwacheon Machine Tool Co. Ltd. (e)	219,900	12,949
Hyster-Yale Materials Handling:
Class A	238,900	14,967
Class B (a)(e)	310,000	19,422
Ihara Science Corp. (e)	1,135,600	8,745
Jaya Holdings Ltd. (e)	71,321,000	1,781
Kennametal, Inc.	10,300	324
Kyowakogyosyo Co. Ltd. (e)	359,000	2,114
Maruzen Co. Ltd. (e)	1,831,000	16,336
Metka SA	808,200	8,229
Mincon Group PLC	2,347,477	1,666
Mirle Automation Corp.	4,000,000	3,618
Nadex Co. Ltd. (e)	917,000	6,307
Nakano Refrigerators Co. Ltd.	19,600	530
Nitchitsu Co. Ltd.	442,000	797
Oshkosh Truck Corp.	2,253,200	96,550
S&T Holdings Co. Ltd. (e)	834,300	14,858
Semperit AG Holding	515,800	22,848
SIMPAC, Inc.	583,000	2,977
Takamatsu Machinery Co. Ltd.	405,900	2,726
Techno Smart Corp. (e)	1,033,000	3,961
Terex Corp.	1,100,300	24,735
Tocalo Co. Ltd. (e)	907,400	15,276
TriMas Corp. (a)	1,191,300	32,153
Trinity Industrial Corp.	831,000	3,036
Valmet Corp.	928,399	11,960
Young Poong Precision Corp.	138,011	1,226
		680,781
Marine - 0.0%
DryShips, Inc. (d)	2,366,600	2,201
Tokyo Kisen Co. Ltd. (e)	955,000	5,251
		7,452
Professional Services - 0.5%
Akka Technologies SA (e)	1,157,741	41,995
Boardroom Ltd.	2,967,142	1,239
CBIZ, Inc. (a)	1,085,900	8,991
Clarius Group Ltd. (a)	4,055,417	878
CRA International, Inc. (a)	446,900	13,197
Exova Group Ltd. PLC (a)	4,809,900	10,867
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
ICF International, Inc. (a)	369,536	$ 13,806
McMillan Shakespeare Ltd.	98,305	874
Sporton International, Inc.	400,000	2,084
Stantec, Inc.	4,016,300	98,772
Synergie SA	146,900	3,224
VSE Corp. (e)	507,140	36,702
		232,629
Road & Rail - 0.5%
Alps Logistics Co. Ltd. (e)	1,646,400	18,991
CSX Corp.	355,670	11,844
Daqin Railway Co. Ltd. (A Shares)	33,022,300	55,719
Hamakyorex Co. Ltd. (e)	722,200	25,532
Higashi Twenty One Co. Ltd.	142,700	895
Hutech Norin Co. Ltd. (e)	996,900	8,447
Roadrunner Transportation Systems, Inc. (a)	574,100	11,666
Sakai Moving Service Co. Ltd. (e)	750,500	24,812
Trancom Co. Ltd. (e)	986,000	42,283
Universal Truckload Services, Inc.	690,500	16,268
		216,457
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	1,420,600	20,174
AerCap Holdings NV (a)	425,666	16,827
Goodfellow, Inc. (e)	833,300	6,341
Hanwa Co. Ltd.	621,000	2,320
Houston Wire & Cable Co. (e)	1,205,000	13,339
KS Energy Services Ltd. (a)	15,185,000	4,347
Meiwa Corp.	1,462,400	5,710
Mitani Shoji Co. Ltd.	783,700	18,028
Otec Corp.	143,300	1,096
Parker Corp. (e)	2,561,000	10,675
Richelieu Hardware Ltd. (d)	334,300	15,585
Senshu Electric Co. Ltd. (e)	1,031,500	13,775
Strongco Corp. (a)(e)	979,388	1,750
Tanaka Co. Ltd.	42,100	238
TECHNO ASSOCIE Co. Ltd.	294,000	2,701
Titan Machinery, Inc. (a)(e)	1,107,800	15,653
Totech Corp. (e)	1,028,800	7,099
VM Materiaux SA	70,153	1,910
		157,568
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,511,300	$ 8,809
Meiko Transportation Co. Ltd.	955,000	8,449
Sinwa Ltd. (e)	23,514,000	4,315
Wesco Aircraft Holdings, Inc. (a)	843,190	10,995
		32,568
TOTAL INDUSTRIALS		3,297,598
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 0.4%
Arris Group, Inc. (a)	176,000	4,615
Bel Fuse, Inc. Class A (e)	229,700	4,755
Black Box Corp. (e)	1,720,140	36,140
ClearOne, Inc.	200,600	2,130
Ixia (a)	1,197,600	12,144
Juniper Networks, Inc.	795,200	18,075
Mitel Networks Corp. (a)	1,665,400	14,872
NETGEAR, Inc. (a)(e)	2,005,900	67,739
Parrot SA (a)	99,100	2,132
Tessco Technologies, Inc. (e)	502,200	11,375
		173,977
Electronic Equipment & Components - 3.2%
A&D Co. Ltd. (d)(e)	1,184,900	4,945
AAC Technology Holdings, Inc.	392,000	2,505
Beijer Electronics AB	123,500	761
CDW Corp.	669,800	22,947
DigiTech Systems Co., Ltd. (a)	725,000	20
Dynapack International Technology Corp.	3,200,000	7,233
Elec & Eltek International Co. Ltd.	1,719,000	2,137
Elematec Corp. (e)	1,146,100	25,181
Excel Co. Ltd. (e)	869,100	9,534
Fabrinet (a)	394,300	6,439
Hi-P International Ltd.	20,130,000	10,417
Hon Hai Precision Industry Co. Ltd. (Foxconn)	157,988,000	430,397
Huan Hsin Holdings Ltd. (a)	5,731,000	171
IDIS Holdings Co. Ltd. (e)	800,000	10,333
Image Sensing Systems, Inc. (a)(d)(e)	251,785	564
Ingram Micro, Inc. Class A (a)	194,400	4,895
Insight Enterprises, Inc. (a)	938,400	22,212
Intelligent Digital Integrated Security Co. Ltd. (e)	941,210	11,479
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
INTOPS Co. Ltd. (e)	859,900	$ 14,334
Isra Vision AG (e)	418,300	25,766
Keysight Technologies, Inc. (a)	700,300	23,383
Kingboard Chemical Holdings Ltd. (e)	90,319,000	146,075
Kingboard Laminates Holdings Ltd.	8,596,500	3,642
Kitagawa Industries Co. Ltd.	95,500	988
Knowles Corp. (a)(d)	100,000	2,121
Lumax International Corp. Ltd.	1,800,000	3,642
Mesa Laboratories, Inc. (e)	296,100	22,554
Multi-Fineline Electronix, Inc. (a)(e)	2,365,197	30,771
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,469,300	10,019
Neonode, Inc. (a)(d)(e)	3,996,835	10,352
Nippo Ltd. (e)	871,321	2,940
Orbotech Ltd. (a)	955,200	14,739
Pinnacle Technology Holdings Ltd. (a)(e)	9,110,700	8,477
Redington India Ltd. (a)	4,700,000	9,199
ScanSource, Inc. (a)(e)	2,270,400	78,283
Shibaura Electronics Co. Ltd. (e)	742,900	13,006
Sigmatron International, Inc. (a)(e)	247,900	1,468
Simplo Technology Co. Ltd.	8,690,000	42,336
SYNNEX Corp. (e)	3,347,800	248,373
Taitron Components, Inc. Class A (sub. vtg.) (a)	197,400	195
Tomen Devices Corp. (e)	649,500	10,063
Tripod Technology Corp.	600,000	1,290
TTM Technologies, Inc. (a)	1,661,600	11,548
UKC Holdings Corp. (e)	1,499,600	23,030
Universal Security Instruments, Inc. (a)(e)	230,455	1,424
Venture Corp. Ltd.	2,418,000	14,520
VST Holdings Ltd. (e)	142,597,800	45,408
Wireless Telecom Group, Inc. (a)	480,100	1,512
		1,393,628
Internet Software & Services - 0.2%
Bankrate, Inc. (a)	1,088,100	13,579
Blucora, Inc. (a)	506,200	6,844
DeNA Co. Ltd. (d)	587,800	7,729
Gabia, Inc. (e)	1,300,000	7,127
Liquidity Services, Inc. (a)	489,700	3,790
Melbourne IT Ltd. (e)	7,817,960	8,280
NetGem SA	979,700	1,982
Rentabiliweb Group SA (a)	88,100	687
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SBS Contents Hub Co. Ltd.	99,365	$ 1,112
Softbank Technology Corp.	148,100	1,586
Stamps.com, Inc. (a)	410,698	18,716
UANGEL Corp. (e)	750,000	4,022
Yahoo!, Inc. (a)	144,700	6,365
		81,819
IT Services - 4.6%
ALTEN	845,700	35,502
Amdocs Ltd. (e)	7,854,700	378,439
Argo Graphics, Inc.	440,700	6,859
Blackhawk Network Holdings, Inc. (a)	1,967,886	65,157
Calian Technologies Ltd. (e)	743,600	10,686
CGI Group, Inc. Class A (sub. vtg.) (a)	526,500	20,862
Computer Sciences Corp.	4,537,700	275,348
Computer Services, Inc.	269,400	10,547
CSE Global Ltd. (e)	46,889,000	20,251
Data#3 Ltd.	3,232,695	1,643
Dimerco Data System Corp.	600,000	426
eClerx Services Ltd. (a)	1,350,000	27,711
EOH Holdings Ltd. (e)	7,640,900	79,064
EPAM Systems, Inc. (a)	192,600	9,424
Estore Corp.	163,600	1,407
EVERTEC, Inc.	740,900	14,862
ExlService Holdings, Inc. (a)	327,524	9,623
Genpact Ltd. (a)	574,100	11,522
Heartland Payment Systems, Inc. (e)	1,869,400	93,040
Hexaware Technologies Ltd.	600,000	2,177
HIQ International AB (d)	808,200	4,190
Indra Sistemas (d)(e)	15,673,700	160,517
Know IT AB (e)	1,649,600	9,709
Leidos Holdings, Inc.	1,194,000	49,432
Luxoft Holding, Inc. (a)(d)	119,400	4,659
ManTech International Corp. Class A	1,763,300	57,360
Mastek Ltd. (a)(e)	2,025,000	12,559
NCI, Inc. Class A (a)(e)	857,230	10,561
Net 1 UEPS Technologies, Inc. (a)	685,800	8,154
Neustar, Inc. Class A (a)(d)	2,170,007	57,049
Panasonic Information Systems Co. (e)	607,300	15,387
Rolta India Ltd. (a)	2,699,942	4,769
Science Applications International Corp.	644,600	31,444
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Societe Pour L'Informatique Industrielle SA (e)	1,910,300	$ 14,333
Softcreate Co. Ltd.	426,400	3,344
Sopra Steria Group	18,261	1,426
The Western Union Co.	20,769,800	353,087
Total System Services, Inc.	300,000	10,611
TravelSky Technology Ltd. (H Shares)	2,951,000	3,114
Unisys Corp. (a)	423,500	9,287
Vantiv, Inc. (a)	574,200	19,747
VeriFone Systems, Inc. (a)	337,800	10,604
Xerox Corp.	9,513,500	125,293
		2,051,186
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(e)	2,118,281	18,577
Audience, Inc. (a)	1,052,023	4,250
Axell Corp. (e)	881,700	12,452
Broadcom Corp. Class A	191,000	8,105
Lasertec Corp.	489,700	6,057
Leeno Industrial, Inc.	750,000	27,097
Melexis NV (e)	2,901,600	145,579
Miraial Co. Ltd.	207,200	2,672
Nextchip Co. Ltd. (a)(e)	1,070,110	3,513
Phison Electronics Corp.	1,900,000	13,372
Powertech Technology, Inc.	9,460,000	15,538
Telechips, Inc. (a)(e)	1,058,800	5,188
Trio-Tech International (a)(e)	274,300	812
Varitronix International Ltd.	8,327,000	5,676
Y.A.C. Co., Ltd.	441,500	2,448
		271,336
Software - 5.3%
Activision Blizzard, Inc.	266,200	5,562
AdaptIT Holdings Ltd.	3,030,300	2,431
ANSYS, Inc. (a)(e)	4,775,700	385,256
Autodesk, Inc. (a)	143,900	7,771
AVG Technologies NV (a)	469,300	9,283
Axway Software SA	47,900	906
BroadSoft, Inc. (a)	274,200	7,373
Cybernet Systems Co. Ltd. (d)	1,530,200	5,991
Ebix, Inc. (d)(e)	3,404,978	77,804
Exact Holdings NV	567,500	20,431
Geodesic Ltd. (a)(e)	4,873,000	0
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
ICT Automatisering NV (e)	807,000	$ 5,461
IGE + XAO SA	38,200	2,396
InfoVine Co. Ltd. (e)	175,000	3,810
init innovation in traffic systems AG	39,738	1,003
Jorudan Co. Ltd. (e)	501,600	3,593
King Digital Entertainment PLC (d)	294,400	3,886
KPIT Cummins Infosystems Ltd. (a)	9,000,000	29,994
KSK Co., Ltd. (e)	612,500	4,163
Micro Focus International PLC	363,943	5,767
Microsoft Corp.	26,010,600	1,050,828
NIIT Technologies Ltd. (a)	2,018,000	11,371
Nuance Communications, Inc. (a)	678,800	9,330
Nucleus Software Exports Ltd. (e)	2,200,000	6,436
Oracle Corp.	12,700,900	532,041
Parametric Technology Corp. (a)	611,978	20,446
Pro-Ship, Inc.	145,400	3,506
Reckon Ltd. (d)	99,173	147
RS Software (India) Ltd.	600,000	2,130
Software AG (Bearer)	3,428,600	91,046
Sword Group (e)	579,206	12,782
Symantec Corp.	582,600	14,431
Synopsys, Inc. (a)	335,000	14,402
Vitec Software Group AB	200,600	3,212
Zensar Technologies Ltd.	800,000	8,402
		2,363,391
Technology Hardware, Storage & Peripherals - 4.9%
Compal Electronics, Inc.	129,690,000	93,891
EMC Corp.	528,600	13,707
Hewlett-Packard Co.	6,253,500	225,939
Lexmark International, Inc. Class A	1,861,200	74,280
Logitech International SA (Reg.) (d)	3,223,130	47,564
NCR Corp. (a)	241,400	6,132
QLogic Corp. (a)	518,756	6,931
Quantum Corp. (a)	6,438,500	10,173
Seagate Technology LLC (e)	28,653,500	1,617,204
Silicon Graphics International Corp. (a)	903,500	8,520
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Super Micro Computer, Inc. (a)	1,179,822	$ 43,146
TPV Technology Ltd.	80,230,000	16,385
		2,163,872
TOTAL INFORMATION TECHNOLOGY		8,499,209
MATERIALS - 2.8%
Chemicals - 2.0%
Aditya Birla Chemicals India Ltd. (e)	2,300,000	8,624
American Vanguard Corp. (d)	148,800	1,664
C. Uyemura & Co. Ltd. (e)	592,200	30,018
Chase Corp. (e)	868,700	31,099
Core Molding Technologies, Inc. (a)(e)	392,000	5,684
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	17,309
Deepak Nitrite Ltd. (e)	5,500,000	7,328
EcoGreen Fine Chemical Group Ltd. (e)	43,774,000	12,222
FMC Corp.	2,865,300	164,755
Fujikura Kasei Co., Ltd. (e)	3,125,000	15,181
Fuso Chemical Co. Ltd.	1,291,100	13,461
Gujarat Narmada Valley Fertilizers Co. (a)(e)	13,541,878	18,883
Gujarat State Fertilizers & Chemicals Ltd. (a)(e)	31,500,000	51,005
Honshu Chemical Industry Co. Ltd. (e)	908,000	7,163
Huabao International Holdings Ltd.	4,959,000	3,908
Innospec, Inc.	955,200	37,702
Intrepid Potash, Inc. (a)(d)	877,700	11,682
KPC Holdings Corp.	43,478	2,646
KPX Chemical Co. Ltd.	163,083	8,234
KPX Green Chemical Co. Ltd.	369,165	1,645
Kraton Performance Polymers, Inc. (a)	1,077,600	20,841
Miwon Chemicals Co. Ltd.	55,095	1,740
Miwon Commercial Co. Ltd. (a)	13,819	2,021
Muto Seiko Co. Ltd.	286,500	1,368
Nano Chem Tech, Inc.	125,000	358
Nuplex Industries Ltd.	4,759,952	10,355
OM Group, Inc. (e)	1,639,900	45,917
PolyOne Corp.	330,100	11,748
RPM International, Inc.	382,800	18,321
SK Kaken Co. Ltd.	372,000	28,597
Soda Aromatic Co. Ltd.	287,600	2,678
Soken Chemical & Engineer Co. Ltd. (d)(e)	768,800	7,369
T&K Toka Co. Ltd. (e)	783,600	14,853
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Thai Carbon Black PCL (For. Reg.) (a)	13,224,800	$ 10,621
Thai Rayon PCL:
unit	98,600	78
(For. Reg.)	3,134,700	2,487
Tronox Ltd. Class A	740,600	15,656
UPL Ltd.	1,000,000	5,926
Yara International ASA	4,347,400	226,601
Yip's Chemical Holdings Ltd. (e)	29,612,000	17,167
		894,915
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	812,600	4,476
Mitani Sekisan Co. Ltd. (e)	1,714,300	29,200
Titan Cement Co. SA (Reg.)	734,700	16,397
		50,073
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	2,000,000	988
Ball Corp.	276,330	17,500
Chuoh Pack Industry Co. Ltd. (e)	488,000	5,437
Kohsoku Corp. (e)	2,003,300	15,184
Samhwa Crown & Closure Co. Ltd.	50,000	1,537
Sealed Air Corp.	478,500	19,379
Silgan Holdings, Inc.	859,700	44,197
Sonoco Products Co.	367,100	16,226
Starlite Holdings Ltd.	2,866,000	156
The Pack Corp. (e)	1,900,800	37,364
		157,968
Metals & Mining - 0.3%
Alconix Corp. (e)	1,220,700	18,855
Blue Earth Refineries, Inc. (a)	262,009	0
Chubu Steel Plate Co. Ltd.	477,600	2,231
Compania de Minas Buenaventura SA sponsored ADR	2,600,900	29,702
Freeport-McMoRan, Inc.	491,200	8,257
Handy & Harman Ltd. (a)	2,136	96
Hill & Smith Holdings PLC	2,057,100	18,869
Korea Steel Shapes Co. Ltd.	28,000	687
Orosur Mining, Inc. (a)	3,428,600	594
Orvana Minerals Corp. (a)	881,644	291
Pacific Metals Co. Ltd. (a)	4,393,000	11,834
Sherritt International Corp.	1,528,200	2,574
Tohoku Steel Co. Ltd. (e)	721,300	9,246
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tokyo Kohtetsu Co. Ltd. (e)	1,371,400	$ 4,918
Tokyo Tekko Co. Ltd. (e)	4,393,000	21,919
Webco Industries, Inc. (a)	8,778	544
		130,617
Paper & Forest Products - 0.0%
Cardinal Co. Ltd.	73,600	405
Stella-Jones, Inc. (a)	600,000	17,131
		17,536
TOTAL MATERIALS		1,251,109
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	987,000	1,342
Asia Satellite Telecommunications Holdings Ltd.	393,000	1,366
		2,708
UTILITIES - 0.4%
Electric Utilities - 0.1%
Exelon Corp.	984,000	35,463
Gas Utilities - 0.2%
GAIL India Ltd.	6,500,000	44,234
Hokuriku Gas Co.	1,763,000	4,258
K&O Energy Group, Inc.	600,200	7,711
Keiyo Gas Co. Ltd.	596,000	2,911
KyungDong City Gas Co. Ltd.	153,670	13,648
Kyungnam Energy Co. Ltd.	200,000	1,191
		73,953
Independent Power Producers & Renewable Electricity Producers - 0.0%
Mega First Corp. Bhd (e)	22,630,800	14,685
Multi-Utilities - 0.1%
CMS Energy Corp.	879,400	33,180
Water Utilities - 0.0%
Manila Water Co., Inc.	5,959,200	4,364
TOTAL UTILITIES		161,645
TOTAL COMMON STOCKS (Cost $21,900,694)		39,445,161
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	$ 1,230
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,959,200	14,944
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,921)		16,174
Nonconvertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8% 9/30/19 (Cost $22,659)	$ 13,392	6,763
Money Market Funds - 10.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	4,137,109,536	4,137,110
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	420,623,174	420,623
TOTAL MONEY MARKET FUNDS (Cost $4,557,733)		4,557,733
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $26,498,007)		44,025,831
NET OTHER ASSETS (LIABILITIES) - 0.4%		164,468
NET ASSETS - 100%		$ 44,190,299
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,195
Fidelity Securities Lending Cash Central Fund	7,607
Total	$ 10,802
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 5,682	$ 499	$ 83	$ 45	$ 4,945
Aalberts Industries NV	281,757	-	4,138	-	262,595
Abbey PLC	30,448	-	559	157	25,792
Abercrombie & Fitch Co. Class A	289,830	-	3,634	2,935	184,982
Accell Group NV	43,386	-	610	-	35,227
Aditya Birla Chemicals India Ltd.	7,838	-	172	58	8,624
AECOM Technology Corp.	258,543	46,827	13,905	-	237,679
Aeropostale, Inc.	27,148	-	165	-	19,816
Air T, Inc.	2,753	-	70	-	4,746
AJIS Co. Ltd.	8,540	-	133	-	8,747
Akka Technologies SA	41,030	-	646	-	41,995
Albemarle & Bond Holdings PLC	356	-	-	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Alconix Corp.	$ 18,564	$ 94	$ 311	$ 182	$ 18,855
Almost Family, Inc.	21,317	-	426	-	27,164
Alpha & Omega Semiconductor Ltd.	22,652	-	3,389	-	18,577
Alps Logistics Co. Ltd.	17,922	-	315	309	18,991
Ambassadors Group, Inc.	7,390	-	78	-	4,261
Amdocs Ltd.	-	-	6,117	2,461	378,439
ANSYS, Inc.	373,459	-	6,355	-	385,256
April	60,280	-	667	-	32,946
Ark Restaurants Corp.	4,456	-	79	104	5,066
Arts Optical International Holdings Ltd.	10,016	-	213	161	12,342
ASL Marine Holdings Ltd.	16,853	823	206	245	10,216
Assurant, Inc.	322,933	-	5,427	2,741	318,477
ASTI Corp.	2,661	-	42	-	2,404
Atlas Air Worldwide Holdings, Inc.	69,191	2,370	1,454	-	93,166
Axell Corp.	14,165	-	193	184	12,452
Axis Capital Holdings Ltd.	325,726	-	5,971	4,203	378,034
AZZ, Inc.	63,553	-	1,002	433	60,454
Barratt Developments PLC	481,338	-	8,683	9,242	554,615
Bel Fuse, Inc. Class A	5,387	-	86	28	4,755
Belc Co. Ltd.	56,050	-	896	386	55,282
Belluna Co. Ltd.	48,790	-	689	516	42,359
Best Buy Co., Inc.	1,021,017	69	43,887	12,767	1,162,959
Black Box Corp.	36,191	-	640	348	36,140
BMTC Group, Inc. Class A (sub. vtg.)	67,542	-	1,201	981	68,805
Buffalo Co. Ltd.	290	500	9	4	739
C. Uyemura & Co. Ltd.	34,020	-	1,569	-	30,018
Cal Dive International, Inc.	6,403	-	21	-	376
Calian Technologies Ltd.	14,688	-	193	323	10,686
Career Education Corp.	33,337	-	614	-	35,816
Cash Converters International Ltd.	24,558	415	356	429	-
Centrus Energy Corp. Class A	-	8,493	1,688	-	-
Chase Corp.	29,652	137	501	528	31,099
Chuoh Pack Industry Co. Ltd.	6,250	-	78	81	5,437
Cinderella Media Group Ltd.	2,725	472	57	117	4,137
Civeo Corp.	127,754	20,551	9,923	1,427	18,166
Clip Corp.	3,253	-	49	-	2,953
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Codorus Valley Bancorp, Inc.	$ 9,462	$ 597	$ 164	$ 122	$ 9,864
Core Molding Technologies, Inc.	5,277	-	86	-	5,684
Cosmos Pharmaceutical Corp.	220,093	-	5,720	375	283,144
CRA International, Inc.	23,464	-	16,348	-	-
Create SD Holdings Co. Ltd.	78,557	-	1,176	492	72,275
CSE Global Ltd.	27,687	-	373	478	20,251
Cybernet Systems Co. Ltd.	7,278	-	2,343	65	-
Daewon Pharmaceutical Co. Ltd.	17,803	-	548	91	24,467
Daiichi Kensetsu Corp.	28,865	-	415	-	22,118
DCC PLC (United Kingdom)	455,343	-	9,047	3,613	414,402
Deepak Fertilisers and Petrochemicals Corp. Ltd.	20,290	-	-	-	17,309
Deepak Nitrite Ltd.	7,934	-	697	-	7,328
Divestco, Inc.	514	-	4	-	-
Dong Suh Companies, Inc.	98,054	302	-	2,392	110,101
DongKook Pharmaceutical Co. Ltd.	23,113	-	1,963	159	27,303
Doshisha Co. Ltd.	36,672	-	1,927	312	29,275
DVx, Inc.	7,461	-	120	-	7,648
Ebix, Inc.	32,550	17,575	904	390	77,804
EcoGreen Fine Chemical Group Ltd.	13,710	181	203	112	12,222
Educational Development Corp.	1,803	-	26	60	1,527
Elematec Corp.	21,667	-	407	287	25,181
Endurance Specialty Holdings Ltd.	133,500	-	2,386	1,710	151,792
EOH Holdings Ltd.	68,225	-	1,222	721	79,064
Excel Co. Ltd.	17,995	-	194	123	9,534
Farstad Shipping ASA	56,831	-	447	-	14,321
First Juken Co. Ltd.	21,501	-	288	257	17,087
Folli Follie SA	175,629	-	2,212	4,027	123,408
Food Empire Holdings Ltd.	15,401	-	215	-	11,420
Fresh Del Monte Produce, Inc.	183,119	-	3,308	1,527	202,375
Fuji Kosan Co. Ltd.	4,721	-	65	-	3,734
Fuji Oil Co. Ltd.	18,497	-	260	-	15,772
Fujikura Kasei Co., Ltd.	16,414	-	252	182	15,181
Fursys, Inc.	30,525	-	-	504	26,476
Fyffes PLC (Ireland)	40,978	-	573	271	36,045
Gabia, Inc.	6,631	-	285	20	7,127
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
GameStop Corp. Class A	$ 244,471	$ 75,001	$ 7,015	$ 3,809	$ 278,260
Gencor Industries, Inc.	4,833	-	70	-	4,035
Genky Stores, Inc.	9,170	-	214	53	18,534
Genworth Financial, Inc. Class A	287,527	39,067	3,699	-	176,528
Genworth MI Canada, Inc.	173,311	-	5,590	4,221	-
Geodesic Ltd.	141	-	-	-	-
Geospace Technologies Corp.	-	19,814	139	-	17,875
Geumhwa PSC Co. Ltd.	13,551	-	-	222	14,652
Gildan Activewear, Inc.	416,798	-	8,666	1,433	406,212
Glentel, Inc.	21,636	-	1,660	216	41,243
Global Brass & Copper Holdings, Inc.	17,018	-	236	84	14,487
Goodfellow, Inc.	7,612	-	110	159	6,341
Green Dot Corp. Class A	35,823	2,607	3,168	-	-
Greggs PLC	85,359	-	4,906	954	114,261
Guess?, Inc.	220,700	1,360	3,750	3,816	157,204
Gujarat Narmada Valley Fertilizers Co.	17,956	2,627	-	678	18,883
Gujarat State Fertilizers & Chemicals Ltd.	39,198	849	-	-	51,005
Gulfmark Offshore, Inc. Class A	-	66,448	537	363	51,965
Gulliver International Co. Ltd.	52,416	-	25,821	300	-
Halows Co. Ltd.	17,545	-	299	-	19,939
Hamakyorex Co. Ltd.	22,785	-	378	133	25,532
Hampshire Group Ltd.	3,215	-	35	-	1,538
Handsome Co. Ltd.	64,893	-	-	554	67,794
Hanger, Inc.	3,076	44,512	654	-	44,863
Hankook Shell Oil Co. Ltd.	32,938	-	1,067	888	29,385
Hanwha Galleria Timeworld Co. Ltd.	15,301	-	-	259	20,567
Heartland Payment Systems, Inc.	92,227	-	3,587	325	93,040
Helen of Troy Ltd.	148,105	-	3,574	-	203,545
Hiday Hidaka Corp.	33,700	-	1,139	230	45,167
Honshu Chemical Industry Co. Ltd.	7,278	-	124	76	7,163
Hoshiiryou Sanki Co. Ltd.	10,695	-	141	57	8,165
Houston Wire & Cable Co.	14,709	-	241	293	13,339
HTL International Holdings Ltd.	6,374	-	95	225	5,433
Hurco Companies, Inc.	20,014	-	2,923	82	18,971
Hutech Norin Co. Ltd.	10,027	-	141	116	8,447
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Huvitz Co. Ltd.	$ 12,665	$ -	$ -	$ 38	$ 14,753
Hwacheon Machine Tool Co. Ltd.	13,316	-	-	250	12,949
Hyster-Yale Materials Handling Class B	24,831	-	-	171	19,422
I-Sheng Electric Wire & Cable Co. Ltd.	17,949	-	-	-	16,970
IA Group Corp.	6,654	-	103	84	5,888
ICT Automatisering NV	5,754	-	281	-	5,461
IDIS Holdings Co. Ltd.	10,574	-	-	30	10,333
Ihara Science Corp.	9,965	334	147	-	8,745
Il Dong Holdings Co. Ltd.	33,888	-	3,348	279	34,914
Image Sensing Systems, Inc.	902	-	890	-	564
Indra Sistemas	246,916	-	2,699	-	160,517
InfoVine Co. Ltd.	4,567	-	-	108	3,810
Intage Holdings, Inc.	28,886	-	933	-	27,196
Intelligent Digital Integrated Security Co. Ltd.	14,181	-	-	250	11,479
INTOPS Co. Ltd.	15,300	-	-	196	14,334
INZI Controls Co. Ltd.	7,865	-	-	115	6,943
Isewan Terminal Service Co. Ltd.	9,659	112	191	137	8,809
Isra Vision AG	26,613	-	410	-	25,766
Jaya Holdings Ltd.	3,588	-	37	-	1,781
Jeil Pharmaceutical Co.	41,772	-	2,600	42	26,033
JLM Couture, Inc.	480	-	8	-	499
Jorudan Co. Ltd.	3,396	-	54	54	3,593
Jumbo SA	171,244	-	2,107	4,565	107,015
Kingboard Chemical Holdings Ltd.	192,634	-	2,743	2,369	146,075
Knoll, Inc.	50,211	-	17,340	689	-
Know IT AB	14,765	-	188	-	9,709
Kohsoku Corp.	18,643	-	260	184	15,184
Kondotec, Inc.	11,235	324	187	139	12,000
Korea Electric Terminal Co. Ltd.	30,276	-	-	133	40,992
KSK Co., Ltd.	4,659	-	70	-	4,163
Kwang Dong Pharmaceutical Co. Ltd.	28,744	-	-	165	30,675
Kyeryong Construction Industrial Co. Ltd.	14,021	-	-	-	8,545
Kyoto Kimono Yuzen Co. Ltd.	15,644	-	399	155	13,173
Kyowakogyosyo Co. Ltd.	2,650	-	32	-	2,114
LCNB Corp.	11,296	-	166	237	10,572
Leeno Industrial, Inc.	29,484	-	3,635	412	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
LHC Group, Inc.	$ 43,196	$ -	$ 1,194	$ -	$ 53,428
Liquidity Services, Inc.	21,496	-	9,016	-	-
Majestic Wine PLC	11,599	12,558	238	125	19,707
Maruzen Co. Ltd.	17,696	-	280	161	16,336
Mastek Ltd.	6,384	-	-	-	12,559
Mega First Corp. Bhd	16,087	-	21	211	14,685
Melbourne IT Ltd.	11,855	-	151	70	8,280
Melcor Real Estate Investment Trust	7,956	-	2,090	201	3,975
Melexis NV	138,271	-	4,103	3,218	145,579
Mesa Laboratories, Inc.	23,017	-	367	93	22,554
Metro, Inc. Class A (sub. vtg.)	683,831	-	24,838	4,764	-
Michang Oil Industrial Co. Ltd.	12,084	-	-	251	11,184
Miroku Corp.	2,570	-	45	27	2,089
Mitani Sekisan Co. Ltd.	26,116	-	466	107	29,200
Mitie Group PLC	116,293	-	1,604	1,826	90,343
Motonic Corp.	47,265	-	-	616	40,250
Mr. Bricolage SA	19,662	-	286	-	15,932
Muhak Co. Ltd.	91,496	-	-	102	92,621
Multi-Fineline Electronix, Inc.	23,457	-	427	-	30,771
Murakami Corp.	11,394	792	216	68	12,392
Muramoto Electronic Thailand PCL (For. Reg.)	9,776	-	164	-	10,019
Nac Co. Ltd.	16,765	-	186	199	10,796
Nadex Co. Ltd.	5,729	-	93	46	6,307
Nafco Co. Ltd.	38,984	-	522	354	30,470
Nakayamafuku Co. Ltd.	8,185	928	129	-	8,726
NCI, Inc. Class A	7,824	-	156	-	10,561
ND Software Co. Ltd.	14,791	32	213	-	14,641
Neonode, Inc.	-	7,687	120	-	10,352
NETGEAR, Inc.	77,282	-	15,204	-	67,739
Next PLC	1,843,594	-	43,351	24,445	1,713,991
Nextchip Co. Ltd.	2,932	-	-	-	3,513
NICE Total Cash Management Co., Ltd.	6,502	-	-	99	7,073
Nippo Ltd.	3,637	-	49	-	2,940
Nippon Rietec Co. Ltd.	8,888	1,584	162	-	11,330
Nishimatsuya Chain Co. Ltd.	37,519	-	1,789	371	35,623
North Valley Bancorp	8,681	-	31	-	-
Northrim Bancorp, Inc.	11,905	-	6,418	174	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Nucleus Software Exports Ltd.	$ 7,468	$ -	$ -	$ -	$ 6,436
Nutraceutical International Corp.	25,624	-	381	-	21,344
OFG Bancorp	39,972	-	327	411	39,982
OM Group, Inc.	54,889	-	8,704	290	45,917
P&F Industries, Inc. Class A	2,962	-	46	-	2,751
Pacific Premier Bancorp, Inc.	13,189	-	369	-	13,350
Pal Co. Ltd.	43,884	-	5,999	-	34,619
Panasonic Information Systems Co.	16,217	-	260	165	15,387
Parker Corp.	10,561	14	182	64	10,675
Pelion SA	14,467	-	553	-	-
Pinnacle Technology Holdings Ltd.	11,606	-	155	-	8,477
Piolax, Inc.	37,494	-	678	217	45,886
Prim SA	14,023	-	207	90	11,962
Qol Co. Ltd.	11,928	237	213	135	14,674
Relo Holdings Corp.	92,610	-	1,515	-	100,090
RenaissanceRe Holdings Ltd.	294,359	-	4,790	1,739	283,160
Rocky Mountain Chocolate Factory, Inc.	6,174	-	101	106	6,431
Ruby Tuesday, Inc.	31,434	-	10,038	-	23,583
S&T Holdings Co. Ltd.	13,996	-	-	123	14,858
Safeway, Inc.	489,018	74,344	570,236	7,214	-
Sakai Moving Service Co. Ltd.	28,310	-	385	188	24,812
Samsung Climate Control Co. Ltd.	4,792	-	-	19	5,240
Sanei Architecture Planning Co. Ltd.	12,065	-	180	240	10,661
Sarantis SA	24,399	-	332	-	17,874
ScanSource, Inc.	71,308	10,672	1,395	-	78,283
Seagate Technology LLC	1,706,620	-	29,598	28,197	1,617,204
Select Harvests Ltd.	25,659	416	910	375	26,519
Senshu Electric Co. Ltd.	15,708	-	254	154	13,775
Servotronics, Inc.	1,053	-	16	-	1,004
Sewon Precision Industries Co. Ltd.	14,512	-	-	41	11,796
Shibaura Electronics Co. Ltd.	15,062	-	237	-	13,006
Shinsegae Engineering & Construction Co. Ltd.	4,744	-	5,596	-	-
ShoLodge, Inc.	2	-	-	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Sigmatron International, Inc.	$ 2,230	$ 448	$ 118	$ -	$ 1,468
Sinwa Ltd.	4,865	95	71	328	4,315
SJM Co. Ltd.	11,967	95	-	195	7,919
SJM Holdings Co. Ltd.	6,085	-	-	152	4,963
Societe Pour L'Informatique Industrielle SA	18,979	-	268	169	14,333
Soken Chemical & Engineer Co. Ltd.	8,865	-	124	-	7,369
Sonic Corp.	83,339	-	96,523	216	-
Span-America Medical System, Inc.	5,472	-	82	362	4,749
Sportscene Group, Inc. Class A	3,027	-	43	-	2,330
Stanley Furniture Co., Inc.	2,988	-	55	-	3,360
Steiner Leisure Ltd.	61,992	-	4,019	-	63,336
Step Co. Ltd.	9,870	-	148	124	8,787
Sterling Construction Co., Inc.	15,563	769	198	-	6,337
Strattec Security Corp.	13,458	-	4,681	46	-
Strongco Corp.	3,296	-	39	-	1,750
Sun Hing Vision Group Holdings Ltd.	7,647	-	127	628	7,372
Sunjin Co. Ltd.	29,546	-	-	62	22,904
Super Micro Computer, Inc.	58,812	4,334	37,792	-	-
Swift Energy Co.	48,193	-	375	-	9,140
Sword Group	14,347	-	206	-	12,782
SYNNEX Corp.	219,474	-	4,039	845	248,373
T&K Toka Co. Ltd.	16,827	-	260	98	14,853
Techno Smart Corp.	5,246	-	68	34	3,961
Telechips, Inc.	4,533	-	-	-	5,188
Tessco Technologies, Inc.	15,558	-	216	204	11,375
The Monogatari Corp.	15,496	-	264	120	17,815
The Pack Corp.	38,239	-	593	358	37,364
Titan Machinery, Inc.	16,490	17	246	-	15,653
TKH Group NV unit	65,799	-	4,461	-	-
Tocalo Co. Ltd.	15,754	-	260	189	15,276
Tohoku Steel Co. Ltd.	9,460	-	142	36	9,246
Token Corp.	44,843	-	655	-	39,591
Tokyo Kisen Co. Ltd.	5,487	-	84	-	5,251
Tokyo Kohtetsu Co. Ltd.	5,646	-	79	57	4,918
Tokyo Tekko Co. Ltd.	23,726	-	337	73	21,919
Tomen Devices Corp.	11,462	-	168	-	10,063
Tomen Electronics Corp.	23,083	-	169	-	-
Total Energy Services, Inc.	48,493	-	551	217	24,563
Totech Corp.	7,537	190	118	84	7,099
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
TOW Co. Ltd.	$ 7,918	$ -	$ 133	$ 152	$ 8,667
Trancom Co. Ltd.	39,830	-	643	271	42,283
Trio-Tech International	1,032	-	15	-	812
Triple-S Management Corp.	41,913	-	894	-	57,446
Tsukui Corp.	21,377	2,556	343	96	23,578
UANGEL Corp.	2,764	-	-	85	4,022
UKC Holdings Corp.	23,792	-	377	250	23,030
Uni-Select, Inc.	50,376	-	815	438	47,940
Unit Corp.	214,459	52,290	2,561	-	147,631
United Stationers, Inc.	91,070	-	1,985	657	93,178
Universal Security Instruments, Inc.	857	-	22	-	1,424
Unum Group	571,080	98,269	10,158	6,234	598,964
Utah Medical Products, Inc.	21,459	-	389	207	23,010
VSE Corp.	30,705	-	535	51	36,702
VST Holdings Ltd.	37,074	-	795	-	45,408
W&T Offshore, Inc.	65,425	5,104	721	988	27,331
Watts Co. Ltd.	13,030	-	159	199	9,661
Weight Watchers International, Inc.	100,767	1,782	1,678	-	77,105
Whanin Pharmaceutical Co. Ltd.	27,350	-	2,616	332	30,860
WIN-Partners Co. Ltd.	17,424	-	311	-	18,234
Workman Co. Ltd.	70,306	-	1,148	-	69,078
YBM Sisa.com, Inc.	3,758	-	-	143	3,069
Yip's Chemical Holdings Ltd.	19,617	-	314	388	17,167
Youngone Holdings Co. Ltd.	70,566	-	-	352	75,507
Yusen Logistics Co. Ltd.	43,703	-	1,188	279	43,996
Yutaka Giken Co. Ltd.	32,940	-	497	236	29,547
Total	$ 18,776,001	$ 628,173	$ 1,243,947	$ 183,284	$ 16,680,272

* Includes the value of securities delivered through in-kind transactions, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Investments - continued

Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,517,942	$ 9,635,978	$ 1,881,964	$ -
Consumer Staples	3,209,549	2,116,332	1,093,217	-
Energy	1,502,534	1,069,587	432,947	-
Financials	5,221,305	4,481,063	739,301	941
Health Care	4,782,792	4,342,548	433,677	6,567
Industrials	3,297,598	2,431,566	866,032	-
Information Technology	8,499,209	7,141,058	1,358,131	20
Materials	1,266,053	813,202	452,851	-
Telecommunication Services	2,708	-	2,708	-
Utilities	161,645	68,643	93,002	-
Corporate Bonds	6,763	-	6,763	-
Money Market Funds	4,557,733	4,557,733	-	-
Total Investments in Securities:	$ 44,025,831	$ 36,657,710	$ 7,360,593	$ 7,528
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	58.5%
Japan	6.9%
United Kingdom	6.7%
Ireland	5.4%
Canada	4.0%
Bermuda	2.9%
Korea (South)	2.5%
Netherlands	2.4%
Taiwan	1.6%
Cayman Islands	1.3%
Italy	1.0%
Others (Individually Less Than 1%)	6.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015

Assets
Investment in securities, at value (including securities loaned of $403,464) - See accompanying schedule: Unaffiliated issuers (cost $12,366,307)	$ 22,787,826
Fidelity Central Funds (cost $4,557,733)	4,557,733
Other affiliated issuers (cost $9,573,967)	16,680,272
Total Investments (cost $26,498,007)		$ 44,025,831
Receivable for investments sold		626,763
Receivable for fund shares sold		33,420
Dividends receivable		38,365
Interest receivable		592
Distributions receivable from Fidelity Central Funds		1,161
Prepaid expenses		81
Other receivables		1,578
Total assets		44,727,791

Liabilities
Payable to custodian bank	$ 6
Payable for investments purchased Regular delivery	46,134
Delayed delivery	3,840
Payable for fund shares redeemed	32,058
Accrued management fee	24,033
Other affiliated payables	4,509
Other payables and accrued expenses	6,289
Collateral on securities loaned, at value	420,623
Total liabilities		537,492

Net Assets		$ 44,190,299
Net Assets consist of:
Paid in capital		$ 25,793,830
Undistributed net investment income		15,746
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		857,148
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,523,575
Net Assets		$ 44,190,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($29,008,523 ÷ 595,653 shares)	$ 48.70

Class K: Net Asset Value, offering price and redemption price per share ($15,181,776 ÷ 311,994 shares)	$ 48.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015

Investment Income
Dividends (including $183,284 earned from other affiliated issuers)		$ 366,814
Income from Fidelity Central Funds		10,802
Total income		377,616

Expenses
Management fee Basic fee	$ 138,378
Performance adjustment	9,223
Transfer agent fees	26,108
Accounting and security lending fees	1,207
Custodian fees and expenses	1,454
Independent trustees' compensation	100
Registration fees	111
Audit	137
Legal	99
Miscellaneous	135
Total expenses before reductions	176,952
Expense reductions	(489)	176,463
Net investment income (loss)		201,153
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	846,734
Other affiliated issuers	531,176
Foreign currency transactions	(4,423)
Total net realized gain (loss)		1,373,487
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,335)	(1,016,048)
Assets and liabilities in foreign currencies	745
Total change in net unrealized appreciation (depreciation)		(1,015,303)
Net gain (loss)		358,184
Net increase (decrease) in net assets resulting from operations		$ 559,337

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 201,153	$ 513,196
Net realized gain (loss)	1,373,487	3,427,430
Change in net unrealized appreciation (depreciation)	(1,015,303)	2,225,261
Net increase (decrease) in net assets resulting from operations	559,337	6,165,887
Distributions to shareholders from net investment income	(489,296)	(372,615)
Distributions to shareholders from net realized gain	(2,217,917)	(2,653,754)
Total distributions	(2,707,213)	(3,026,369)
Share transactions - net increase (decrease)	(436,064)	768,382
Redemption fees	988	2,996
Total increase (decrease) in net assets	(2,582,952)	3,910,896

Net Assets
Beginning of period	46,773,251	42,862,355
End of period (including undistributed net investment income of $15,746 and undistributed net investment income of $303,889, respectively)	$ 44,190,299	$ 46,773,251

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.03	$ 47.84	$ 38.52	$ 40.67	$ 33.07	$ 28.20
Income from Investment Operations
Net investment income (loss) D	.21	.53	.48	.37	.23	.07
Net realized and unrealized gain (loss)	.42	5.96	11.61	(.03)	7.53	5.00
Total from investment operations	.63	6.49	12.09	.34	7.76	5.07
Distributions from net investment income	(.52)	(.39)	(.49)	(.28)	(.15)	(.12)
Distributions from net realized gain	(2.44)	(2.91)	(2.28)	(2.21)	(.01)	(.08)
Total distributions	(2.96)	(3.30)	(2.77)	(2.49)	(.16)	(.20)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 48.70	$ 51.03	$ 47.84	$ 38.52	$ 40.67	$ 33.07
Total ReturnB, C	1.12%	14.42%	33.12%	1.68%	23.53%	18.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.80%A	.82%	.79%	.88%	.83%	.99%
Expenses net of fee waivers, if any	.80%A	.82%	.79%	.88%	.83%	.99%
Expenses net of all reductions	.80%A	.82%	.79%	.88%	.83%	.99%
Net investment income (loss)	.84% A	1.07%	1.14%	1.00%	.61%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 29,009	$ 30,576	$ 28,171	$ 22,999	$ 26,762	$ 24,538
Portfolio turnover rateF	11% A, I	12% I	11%	19%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.02	$ 47.83	$ 38.52	$ 40.67	$ 33.11	$ 28.22
Income from Investment Operations
Net investment income (loss) D	.23	.58	.53	.42	.28	.11
Net realized and unrealized gain (loss)	.42	5.96	11.60	(.03)	7.51	5.01
Total from investment operations	.65	6.54	12.13	.39	7.79	5.12
Distributions from net investment income	(.57)	(.44)	(.54)	(.33)	(.23)	(.15)
Distributions from net realized gain	(2.44)	(2.91)	(2.28)	(2.21)	(.01)	(.08)
Total distributions	(3.01)	(3.35)	(2.82)	(2.54)	(.23) J	(.23)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 48.66	$ 51.02	$ 47.83	$ 38.52	$ 40.67	$ 33.11
Total ReturnB, C	1.17%	14.55%	33.27%	1.83%	23.66%	18.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.70%A	.72%	.68%	.76%	.71%	.85%
Expenses net of fee waivers, if any	.70%A	.72%	.68%	.76%	.71%	.85%
Expenses net of all reductions	.70%A	.72%	.68%	.76%	.70%	.85%
Net investment income (loss)	.94% A	1.17%	1.26%	1.12%	.74%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 15,182	$ 16,198	$ 14,691	$ 9,985	$ 8,031	$ 4,357
Portfolio turnover rateF	11% A, I	12% I	11%	19%	15%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,942,354
Gross unrealized depreciation	(2,613,991)
Net unrealized appreciation (depreciation) on securities	$ 17,328,363

Tax cost	$ 26,697,468

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,284,817 and $2,883,256, respectively.

Redemptions In-Kind. During the period, 14,057 shares of the Fund held by unaffiliated entities were redeemed for cash and investments, including accrued interest with a value of $696,882. The net realized gain of $381,435 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Low-Priced Stock	$ 22,361.15
Class K	3,747.05
	$ 26,108

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $78 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $32 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $33,040. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,607, including $427 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $72 for the period.

In addition, the investment advisor reimbursed a portion of the Fund's operating expenses, including certain Low-Priced Stock expenses during the period in the amount of $417.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Low-Priced Stock	$ 308,914	$ 232,537
Class K	180,382	140,078
Total	$ 489,296	$ 372,615
From net realized gain
Low-Priced Stock	$ 1,447,788	$ 1,731,108
Class K	770,129	922,646
Total	$ 2,217,917	$ 2,653,754

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Low-Priced Stock
Shares sold	24,641	85,303	$ 1,225,861	$ 4,180,051
Reinvestment of distributions	32,942	39,938	1,647,862	1,842,708
Shares redeemed	(61,069) A	(114,924) B	(3,043,413) A	(5,671,216) B
Net increase (decrease)	(3,486)	10,317	$ (169,690)	$ 351,543
Class K
Shares sold	28,279	69,134	$ 1,410,242	$ 3,397,015
Reinvestment of distributions	19,018	23,051	950,511	1,062,724
Shares redeemed	(52,774) A	(81,847) B	(2,627,127) A	(4,042,900) B
Net increase (decrease)	(5,477)	10,338	$ (266,374)	$ 416,839

A Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 20, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, M A

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LPS-USAN-0315
1.789287.112

Fidelity®

Series Intrinsic Opportunities

Fund

Fidelity Series Intrinsic Opportunities
Fund

Class F

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Intrinsic Opportunities Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Series Intrinsic Opportunities	.79%
Actual		$ 1,000.00	$ 1,018.30	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class F	.62%
Actual		$ 1,000.00	$ 1,019.20	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,022.08	$ 3.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Anthem, Inc.	6.2	5.1
UnitedHealth Group, Inc.	4.8	3.7
Hewlett-Packard Co.	4.1	4.2
The Western Union Co.	4.0	4.2
Best Buy Co., Inc.	3.7	3.1
United Therapeutics Corp.	3.2	1.9
Humana, Inc.	2.7	3.0
Nitori Holdings Co. Ltd.	2.4	2.4
Bed Bath & Beyond, Inc.	2.2	1.9
Dun & Bradstreet Corp.	1.9	1.9
	35.2
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	26.8	23.2
Consumer Discretionary	25.5	24.0
Information Technology	18.8	20.8
Financials	8.0	8.7
Industrials	7.7	8.2
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 99.0%		Stocks 99.4%
	Other Investments 0.4%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	41.1%	** Foreign investments	41.9%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 25.5%
Auto Components - 3.4%
Cooper Tire & Rubber Co.	300,000	$ 10,437,000
G-Tekt Corp. (f)	2,250,000	21,437,051
Harada Industries Co. Ltd.	200,000	565,173
Hyundai Mobis	360,000	80,734,793
IJT Technology Holdings Co. Ltd.	1,100,000	4,802,656
INFAC Corp.	100,000	645,594
Kinugawa Rubber Industrial Co. Ltd.	550,000	2,464,673
Piolax, Inc.	308,000	14,795,686
Seoyeon Co. Ltd. (a)	685,725	7,457,234
Seoyeon Co. Ltd.	314,275	3,982,741
TBK Co. Ltd. (f)	1,800,000	9,346,752
TPR Co. Ltd.	650,000	16,448,455
Yorozu Corp. (e)(f)	1,500,000	29,047,325
		202,165,133
Automobiles - 0.2%
Audi AG	19,620	14,410,890
Distributors - 0.7%
Chori Co. Ltd.	1,200,000	19,434,392
Doshisha Co. Ltd.	525,000	8,194,740
Nakayamafuku Co. Ltd.	125,700	949,938
Uni-Select, Inc.	350,000	8,676,320
Yagi & Co. Ltd.	300,000	4,531,155
		41,786,545
Diversified Consumer Services - 1.0%
Heian Ceremony Service Co. Ltd. (e)	100,000	627,099
ITT Educational Services, Inc. (a)(e)	525,000	3,816,750
Lincoln Educational Services Corp.	25,000	65,000
MegaStudy Co. Ltd. (f)	572,000	30,860,403
Step Co. Ltd.	217,000	1,535,645
Tsukada Global Holdings, Inc. (e)	1,050,000	6,447,783
Weight Watchers International, Inc. (a)(e)	1,150,000	19,044,000
		62,396,680
Hotels, Restaurants & Leisure - 0.9%
Brazil Fast Food Corp. (a)	5,000	83,500
Fairwood Holdings Ltd.	1,000,000	2,499,269
Hiday Hidaka Corp.	150,000	4,718,088
Hiramatsu, Inc.	25,000	136,360
Koshidaka Holdings Co. Ltd.	350,000	6,362,951
Kura Corp. Ltd.	150,000	4,519,192
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ohsho Food Service Corp.	350,000	$ 14,059,203
Toridoll.corporation (e)	1,300,000	18,866,395
		51,244,958
Household Durables - 1.5%
Ace Bed Co. Ltd.	40,029	4,203,580
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)	1,100,000	198,000
FJ Next Co. Ltd.	1,050,000	4,915,205
Fuji Corp. Ltd. (e)	50,000	284,224
Helen of Troy Ltd. (a)	710,400	53,436,288
Iida Group Holdings Co. Ltd.	600,000	7,462,569
Q.E.P. Co., Inc. (a)	34,998	622,964
SABAF SpA	400,000	5,378,800
Sanei Architecture Planning Co. Ltd.	660,000	5,042,334
Sanyo Housing Nagoya Co. Ltd.	700,000	7,619,399
SodaStream International Ltd. (a)	25,000	451,500
		89,614,863
Internet & Catalog Retail - 0.0%
N Brown Group PLC	100,000	652,034
Trade Maine Group Ltd.	50,000	132,050
		784,084
Leisure Products - 0.2%
Accell Group NV	701,944	10,708,156
Daikoku Denki Co. Ltd.	15,000	240,252
		10,948,408
Media - 0.6%
Alpha Co. Ltd.	25,000	37,620
AMC Networks, Inc. Class A (a)	5,000	333,500
Avex Group Holdings, Inc.	10,000	168,634
Crown Media Holdings, Inc. Class A (a)	50,000	160,000
Daiichikosho Co. Ltd.	5,000	144,798
Gendai Agency, Inc. (f)	850,000	4,879,166
Hyundai HCN	328,391	1,290,623
Ipsos SA	10,000	260,861
ITE Group PLC	200,000	393,871
Pico Far East Holdings Ltd.	8,000,000	1,795,215
Proto Corp. (e)	125,000	1,958,150
Starz Series A (a)	700,000	20,664,000
Television Broadcasts Ltd.	500,000	3,106,872
Tribune Media Co. Class A (a)	25,000	1,472,250
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Tribune Publishing Co.	6,250	$ 131,250
Weborama (a)	10,000	73,450
		36,870,260
Multiline Retail - 0.9%
Gwangju Shinsegae Co. Ltd. (f)	90,000	25,507,411
Hanwha Galleria Timeworld Co. Ltd.	258,990	15,620,991
Kohl's Corp.	10,000	597,200
Macy's, Inc.	5,000	319,400
Treasure Factory Co. Ltd. (e)	250,000	6,164,279
Watts Co. Ltd.	448,800	3,253,730
		51,463,011
Specialty Retail - 14.4%
Adastria Holdings Co. Ltd. (e)	750,000	19,754,477
Arc Land Sakamoto Co. Ltd.	175,000	3,264,265
Asahi Co. Ltd.	40,000	391,393
AT-Group Co. Ltd.	403,000	7,513,118
Bed Bath & Beyond, Inc. (a)	1,750,000	130,847,500
Best Buy Co., Inc.	6,250,000	220,000,000
DCM Japan Holdings Co. Ltd.	5,000	33,360
Folli Follie SA	325,000	9,728,453
Fuji Corp. (f)	595,990	8,589,807
Grazziotin SA	32,000	207,390
Guess?, Inc.	3,300,000	61,974,000
Handsman Co. Ltd.	250,000	3,063,065
Hour Glass Ltd.	6,753,500	3,658,425
IA Group Corp.	112,000	790,742
JB Hi-Fi Ltd. (e)	400,000	5,185,043
John David Group PLC	7,168,000	54,306,102
Jumbo SA	1,750,000	16,670,325
K's Denki Corp. (e)	1,300,000	38,180,850
Ku Holdings Co. Ltd. (e)	500,000	2,699,824
Mandarake, Inc. (e)	30,000	1,285,346
Mr. Bricolage SA	311,600	5,003,455
Nafco Co. Ltd.	640,400	8,732,574
Nitori Holdings Co. Ltd.	2,550,000	144,175,773
Nojima Co. Ltd.	25,000	291,636
Oriental Watch Holdings Ltd.	6,000,000	1,066,061
Outerwall, Inc. (e)	25,000	1,552,000
Padini Holdings Bhd	500,000	200,754
RIGHT ON Co. Ltd.	25,000	157,639
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
RONA, Inc.	1,000,000	$ 10,065,318
Sacs Bar Holdings, Inc.	30,000	432,332
Samse SA	35,000	4,210,098
Shimamura Co. Ltd.	5,000	444,755
Silvano Fashion Group A/S	9,800	13,785
Staples, Inc.	5,700,000	97,185,000
Super Cheap Auto Group Ltd. (e)	200,000	1,349,807
Tokatsu Holdings Co. Ltd.	150,000	438,064
Truworths International Ltd.	10,000	69,250
United Arrows Ltd.	5,000	142,116
		863,673,902
Textiles, Apparel & Luxury Goods - 1.7%
Belle International Holdings Ltd.	100,000	113,194
Best Pacific International Holdings Ltd.	1,500,000	744,174
Coach, Inc.	1,350,000	50,206,500
Geox SpA (a)(e)	7,500,000	25,391,100
Magni-Tech Industries Bhd	100,000	77,476
Ports Design Ltd. (a)	12,000,000	4,591,277
Sitoy Group Holdings Ltd.	2,000,000	1,320,011
Swatch Group AG (Bearer)	1,000	399,586
Texwinca Holdings Ltd.	2,000,000	1,637,260
Van de Velde	111,000	6,038,827
Youngone Holdings Co. Ltd.	30,000	2,438,342
Yue Yuen Industrial (Holdings) Ltd.	3,300,000	12,279,524
		105,237,271
TOTAL CONSUMER DISCRETIONARY		1,530,596,005
CONSUMER STAPLES - 5.2%
Beverages - 0.4%
Damm SA	5,050	32,242
Jinro Distillers Co. Ltd.	300,000	8,305,738
Muhak Co. Ltd. (a)	338,382	11,358,893
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	1,064,961	3,492,736
		23,189,609
Food & Staples Retailing - 2.5%
Ain Pharmaciez, Inc.	600,000	19,337,290
Amsterdam Commodities NV	525,000	12,544,271
Create SD Holdings Co. Ltd.	310,000	10,532,776
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Dong Suh Companies, Inc.	1,000,000	$ 20,979,339
Genky Stores, Inc. (e)	106,700	8,628,347
Halows Co. Ltd.	63,700	817,946
Majestic Wine PLC	200,000	1,015,179
MARR SpA (e)	850,000	14,878,145
Marukyu Co. Ltd. (e)	362,100	3,743,769
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,000	197,891
San-A Co. Ltd.	250,000	8,346,389
Sapporo Drug Store Co. Ltd. (f)	400,000	6,632,059
Tesco PLC	11,500,000	38,889,116
Yaoko Co. Ltd.	100,000	6,500,964
		153,043,481
Food Products - 1.3%
Ajinomoto Malaysia Bhd	1,500,000	2,309,305
Astral Foods Ltd.	225,000	3,798,412
Cranswick PLC	749,981	14,798,040
Fresh Del Monte Produce, Inc.	1,250,000	42,037,500
Kawan Food Bhd	150,000	59,477
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	5,430,078
London Biscuits Bhd	2,000,000	345,851
London Biscuits Bhd warrants (a)	400,000	25,163
Pickles Corp.	50,000	416,100
Prima Meat Packers Ltd.	100,000	260,016
Select Harvests Ltd. (e)	1,250,000	6,417,948
Singsong Holdings Co. Ltd. (a)	5,000	37,828
Synear Food Holdings Ltd. (a)	1,000,000	7
TER Beke SA	5,000	368,380
Toyo Sugar Refining Co. Ltd.	1,200,000	1,029,074
		77,333,179
Personal Products - 1.0%
Cyanotech Corp. (a)(e)	25,000	161,500
Herbalife Ltd.	5,000	152,400
Sarantis SA	1,200,000	9,559,800
USANA Health Sciences, Inc. (a)(e)	500,000	49,020,000
		58,893,700
Tobacco - 0.0%
Universal Corp.	25,000	1,004,000
TOTAL CONSUMER STAPLES		313,463,969
Common Stocks - continued
	Shares	Value
ENERGY - 4.5%
Energy Equipment & Services - 1.2%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	$ 2,036,279
Boustead Singapore Ltd.	4,050,897	5,386,455
Fugro NV (Certificaten Van Aandelen)	140,000	3,042,186
Geospace Technologies Corp. (a)	100,000	2,398,000
Gulfmark Offshore, Inc. Class A	300,000	5,919,000
Noble Corp.	1,050,000	17,031,000
Nordic American Offshore Ltd.	6,499	73,114
Oil States International, Inc. (a)	500,000	20,535,000
Paragon Offshore PLC (e)	500,000	1,045,000
RPC, Inc.	25,000	311,750
Shinko Plantech Co. Ltd.	1,700,000	12,701,700
		70,479,484
Oil, Gas & Consumable Fuels - 3.3%
Alvopetro Energy Ltd. (a)	2,900,000	764,539
Bonavista Energy Corp.	50,000	236,090
Denbury Resources, Inc. (e)	1,200,000	8,280,000
Eni SpA	4,450,000	74,887,195
Fuji Kosan Co. Ltd.	105,000	533,579
Motor Oil (HELLAS) Corinth Refineries SA	300,000	2,034,000
Newfield Exploration Co. (a)	1,000,000	29,780,000
Nordic American Tanker Shipping Ltd.	750,000	7,590,000
Peabody Energy Corp. (e)	5,250,000	32,707,500
Petronet LNG Ltd. (a)	100,000	289,731
San-Ai Oil Co. Ltd.	200,000	1,327,166
Swift Energy Co. (a)(e)	1,000,000	2,130,000
Tsakos Energy Navigation Ltd.	694,700	4,793,430
Ultra Petroleum Corp. (a)(e)	1,900,000	24,225,000
W&T Offshore, Inc. (e)	1,800,000	9,108,000
World Fuel Services Corp.	50,000	2,448,500
		201,134,730
TOTAL ENERGY		271,614,214
FINANCIALS - 7.6%
Banks - 0.4%
Central Valley Community Bancorp	1,632	17,299
Citizens Financial Services, Inc.	10,100	539,845
Customers Bancorp, Inc.	55,000	1,080,750
F Van Lanschot Bankiers NV (Certificaten Van Aandelen) unit	5,000	98,875
Investors Bancorp, Inc.	1,500,000	16,515,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Prosperity Bancshares, Inc.	15,000	$ 686,850
Spar Nord Bank A/S	10,000	90,359
TSB Banking Group PLC	1,500,000	6,039,109
		25,068,087
Capital Markets - 1.1%
ABG Sundal Collier ASA (a)	1,000,000	619,992
Edify SA (a)	10,068	550,639
GFI Group, Inc.	1,100,000	6,171,000
Goldman Sachs Group, Inc.	300,000	51,723,000
MLP AG	2,340,000	9,307,584
		68,372,215
Consumer Finance - 0.1%
Albemarle & Bond Holdings PLC (a)(e)	2,100,000	32
EZCORP, Inc. (non-vtg.) Class A (a)	163,300	1,683,623
Synchrony Financial	100,000	3,086,000
		4,769,655
Diversified Financial Services - 1.0%
Century Tokyo Leasing Corp.	650,000	15,367,947
Fuyo General Lease Co. Ltd.	375,000	12,071,546
NICE Information Service Co. Ltd.	349,724	2,021,532
Ricoh Leasing Co. Ltd.	1,050,000	27,479,563
		56,940,588
Insurance - 4.7%
AFLAC, Inc.	1,750,000	99,890,000
Amlin PLC	100,000	734,122
April	1,129,000	14,033,470
Assurant, Inc.	300,000	19,053,000
Delta Lloyd NV	50,000	948,070
Dongbu Insurance Co. Ltd.	750,000	35,893,108
MetLife, Inc.	1,500,000	69,750,000
NN Group NV	1,400,000	38,157,840
The Chubb Corp.	5,000	489,500
		278,949,110
Real Estate Investment Trusts - 0.0%
WP Glimcher, Inc.	10,000	176,800
Real Estate Management & Development - 0.2%
Lai Sun Garment (International) Ltd.	1,010,956	129,786
Leopalace21 Corp. (a)	500,000	3,235,154
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Nisshin Fudosan Co. Ltd. (f)	2,600,000	$ 10,706,345
Tai Cheung Holdings Ltd.	100,000	83,069
		14,154,354
Thrifts & Mortgage Finance - 0.1%
ASAX Co. Ltd.	29,900	386,763
Genworth Mortgage Insurance Ltd. (e)	2,000,000	5,462,614
Hingham Institution for Savings	10,100	888,800
Meridian Bancorp, Inc. (a)	61,210	710,648
		7,448,825
TOTAL FINANCIALS		455,879,634
HEALTH CARE - 26.8%
Biotechnology - 3.2%
Seoulin Bioscience Co. Ltd.	50,076	526,617
United Therapeutics Corp. (a)	1,350,000	190,525,500
		191,052,117
Health Care Equipment & Supplies - 0.4%
Audika SA (f)	500,000	7,288,500
Fukuda Denshi Co. Ltd.	100,000	4,964,962
Medikit Co. Ltd.	10,000	312,561
Nakanishi, Inc.	250,000	9,152,516
Paramount Bed Holdings Co. Ltd.	35,000	968,066
St.Shine Optical Co. Ltd.	250,000	3,903,036
		26,589,641
Health Care Providers & Services - 19.1%
Aetna, Inc.	1,250,000	114,775,000
Almost Family, Inc. (a)	286,000	8,682,960
Amedisys, Inc. (a)(f)	2,900,000	81,722,000
Anthem, Inc.	2,750,000	371,140,007
Chemed Corp. (e)	507,818	51,360,713
EBOS Group Ltd.	145,955	1,003,491
Humana, Inc.	1,100,000	161,084,000
LHC Group, Inc. (a)	275,500	8,187,860
Lifco AB (a)	127,900	2,097,608
Life Healthcare Group Ltd.	10,000	19,647
Magellan Health Services, Inc. (a)	250,000	15,030,000
National Healthcare Corp.	27,300	1,719,081
Pelion SA	317,200	7,216,273
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	450,000	$ 31,981,500
Uchiyama Holdings Co. Ltd. (e)	600,000	3,075,426
UnitedHealth Group, Inc.	2,700,000	286,875,000
		1,145,970,566
Health Care Technology - 0.1%
Cegedim SA (a)	25,000	906,825
Pharmagest Interactive	55,000	6,575,470
		7,482,295
Pharmaceuticals - 4.0%
AbbVie, Inc.	1,400,000	84,490,000
Apex Healthcare Bhd	200,000	187,371
AstraZeneca PLC sponsored ADR	1,500,000	106,560,000
Bliss Gvs Pharma Ltd. (a)	100,000	155,455
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	23,748,550
Nippon Chemiphar Co. Ltd.	100,000	475,194
Recordati SpA	350,000	5,794,075
Stallergenes	86,586	5,158,240
Towa Pharmaceutical Co. Ltd.	10,000	454,873
Tsumura & Co. (e)	575,000	13,084,692
		240,108,450
TOTAL HEALTH CARE		1,611,203,069
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	10,000	169,560
Air Freight & Logistics - 0.4%
AIT Corp. (e)	800,000	7,914,833
Atlas Air Worldwide Holdings, Inc. (a)	259,500	11,729,400
CTI Logistics Ltd.	200,000	209,799
Onelogix Group Ltd. (a)	2,500,000	1,341,214
SBS Co. Ltd.	150,000	1,194,587
		22,389,833
Airlines - 0.0%
Copa Holdings SA Class A	5,000	537,550
Building Products - 0.0%
InnoTec TSS AG	25,000	319,225
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Nihon Dengi Co. Ltd.	145,200	$ 1,413,982
Noda Corp.	100,000	351,110
Sekisui Jushi Corp.	50,000	664,680
		2,748,997
Commercial Services & Supplies - 0.6%
Civeo Corp.	2,000,000	5,860,000
Credit Corp. Group Ltd.	50,000	454,280
Fursys, Inc.	200,000	5,573,887
Matsuda Sangyo Co. Ltd.	150,000	1,702,442
Mitie Group PLC	3,500,000	14,228,318
Moleskine SpA (a)(e)	500,000	652,575
Prestige International, Inc.	905,700	7,751,855
Prosegur Compania de Seguridad SA (Reg.)	100,000	557,090
		36,780,447
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)	199,979	5,083,466
Ausdrill Ltd. (e)	8,400,000	2,437,476
Boart Longyear Ltd. (a)(e)	3,959,600	502,005
Daiichi Kensetsu Corp.	275,000	3,053,046
Heijmans NV (Certificaten Van Aandelen) (e)	300,000	2,875,737
Joban Kaihatsu Co. Ltd.	25,000	70,718
Meisei Industrial Co. Ltd.	100,000	592,573
Nippon Rietec Co. Ltd. (e)	496,800	4,175,777
Nippon Steel & Sumikin Texeng	250,000	1,083,515
Sedgman Ltd. (e)	1,500,000	608,035
Vianini Lavori SpA	1,500,000	8,966,550
		29,448,898
Electrical Equipment - 0.3%
Aros Quality Group AB (e)	853,205	8,764,887
GrafTech International Ltd. (a)	999,951	3,629,822
Hammond Power Solutions, Inc. Class A	450,000	2,301,881
Somfy SA (e)	10,068	2,559,789
		17,256,379
Industrial Conglomerates - 0.0%
Reunert Ltd.	300,000	1,610,055
Machinery - 1.4%
Austal Ltd. (a)	100,000	120,085
Daihatsu Diesel Manufacturing Co. Ltd. (f)	3,184,000	25,555,853
Daiwa Industries Ltd.	850,000	5,165,309
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Fujimak Corp.	171,600	$ 1,147,975
Global Brass & Copper Holdings, Inc.	435,298	5,715,463
Hitachi Zosen Fukui Corp.	10,000	128,392
Hy-Lok Corp.	50,000	1,249,732
Ihara Science Corp.	130,300	1,003,385
Jaya Holdings Ltd.	23,150,000	578,072
Koike Sanso Kogyo Co. Ltd.	125,000	446,104
Metka SA	250,000	2,545,325
Mincon Group PLC	168,750	119,752
Mitsuboshi Belting Ltd.	25,000	204,328
Nakano Refrigerators Co. Ltd.	10,000	270,612
Samyoung M-Tek Co. Ltd. (f)	1,050,000	3,489,918
Sansei Co. Ltd. (f)	500,000	879,370
Semperit AG Holding	110,000	4,872,560
SIMPAC, Inc. (f)	2,325,000	11,872,611
Teikoku Sen-I Co. Ltd.	800,000	16,635,911
Tocalo Co. Ltd.	100,000	1,683,476
Zuiko Corp. (e)	10,000	394,492
		84,078,725
Marine - 0.1%
Knightsbridge Shipping Ltd. (e)	1,350,000	5,413,500
Professional Services - 3.1%
Akka Technologies SA	955,824	34,670,604
Benefit One, Inc.	150,000	1,590,842
CBIZ, Inc. (a)(f)	2,900,000	24,012,000
Dun & Bradstreet Corp.	1,000,000	115,110,000
Exova Group Ltd. PLC (a)	500,000	1,129,650
Harvey Nash Group PLC	300,000	359,229
VSE Corp.	120,000	8,684,400
		185,556,725
Road & Rail - 0.5%
Autohellas SA (a)	566,619	5,442,376
Daqin Railway Co. Ltd. (A Shares)	10,000,000	16,873,056
Hamakyorex Co. Ltd.	46,000	1,626,243
Higashi Twenty One Co. Ltd.	38,500	241,580
Tohbu Network Co. Ltd.	125,000	983,158
Utoc Corp.	1,200,000	6,168,908
		31,335,321
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	300,000	11,859,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Bergman & Beving AB (B Shares)	525,000	$ 8,994,072
Canox Corp.	379,000	1,216,621
Emori Group Holdings Co. Ltd. (e)(f)	625,000	5,531,558
Green Cross Co. Ltd.	31,100	268,982
Kamei Corp.	565,800	3,739,264
Meiwa Corp.	300,000	1,171,431
Mitani Shoji Co. Ltd.	475,000	10,926,855
Shinsho Corp.	300,000	673,995
VM Materiaux SA	58,500	1,593,131
Yuasa Trading Co. Ltd.	25,000	514,435
		46,489,344
TOTAL INDUSTRIALS		463,815,334
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,000,000	52,730,000
HF Co.	225,000	2,023,830
Mitel Networks Corp. (a)	400,000	3,572,000
NETGEAR, Inc. (a)	1,500,000	50,655,000
		108,980,830
Electronic Equipment & Components - 1.9%
Daido Signal Co. Ltd.	50,000	147,231
Elematec Corp.	400,000	8,788,272
Ingram Micro, Inc. Class A (a)	375,000	9,442,500
Insight Enterprises, Inc. (a)	1,250,000	29,587,500
Intelligent Digital Integrated Security Co. Ltd.	129,285	1,576,743
Lacroix SA (f)	353,737	8,673,985
Macnica, Inc. (f)	1,075,000	31,683,444
Multi-Fineline Electronix, Inc. (a)	338,000	4,397,380
Riken Kieki Co. Ltd.	500,000	5,200,625
SFA Engineering Corp.	75,000	3,124,920
Shibaura Electronics Co. Ltd.	233,200	4,082,524
VST Holdings Ltd.	20,985,400	6,682,488
		113,387,612
Internet Software & Services - 0.2%
AuFeminin.com SA (a)	50,720	1,682,154
DeNA Co. Ltd. (e)	350,000	4,602,403
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
GMO Pepabo, Inc. (f)	75,000	$ 2,570,271
Zappallas, Inc. (f)	1,100,000	6,168,136
		15,022,964
IT Services - 7.0%
Amdocs Ltd.	1,500,000	72,270,000
Bit-isle, Inc.	100,000	428,643
CACI International, Inc. Class A (a)	36,500	3,087,535
Calian Technologies Ltd.	237,100	3,407,135
Cognizant Technology Solutions Corp. Class A (a)	10,000	541,300
Data#3 Ltd.	200,000	101,674
DOCdata NV	65,000	1,483,690
eClerx Services Ltd. (a)	100,000	2,052,682
Econocom Group SA	75,000	614,268
Estore Corp.	192,500	1,655,431
ManTech International Corp. Class A	675,000	21,957,750
Neustar, Inc. Class A (a)	14,000	368,060
Nice Information & Telecom, Inc.	50,000	1,288,366
Shinsegae Information & Communication Co. Ltd.	75,000	7,175,971
Societe Pour L'Informatique Industrielle SA	180,500	1,354,328
Sopra Steria Group	525,000	40,993,575
Tessi SA	200,000	20,294,800
The Western Union Co. (e)	14,200,000	241,400,000
TravelSky Technology Ltd. (H Shares)	650,000	685,821
		421,161,029
Semiconductors & Semiconductor Equipment - 0.3%
Alpha & Omega Semiconductor Ltd. (a)	900,000	7,893,000
e-LITECOM Co. Ltd.	50,000	677,245
MagnaChip Semiconductor Corp. (a)	169,874	2,442,788
Miraial Co. Ltd. (e)(f)	631,900	8,149,292
		19,162,325
Software - 2.8%
CEGID SA	50,000	1,801,220
Ebix, Inc. (e)	375,000	8,568,750
Globo PLC (a)(e)	500,000	316,302
InfoVine Co. Ltd.	63,600	1,384,552
Justplanning, Inc.	20,000	114,941
KPIT Cummins Infosystems Ltd. (a)	300,000	999,807
KSK Co., Ltd.	121,900	828,437
Microsoft Corp.	2,050,000	82,820,000
Oracle Corp.	1,600,000	67,024,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Uchida Esco Co. Ltd. (f)	228,800	$ 2,008,829
Vitec Software Group AB	20,000	320,273
		166,187,111
Technology Hardware, Storage & Peripherals - 4.8%
Hewlett-Packard Co.	6,800,000	245,684,000
Lexmark International, Inc. Class A	350,000	13,968,500
Seagate Technology LLC	425,000	23,987,000
TPV Technology Ltd.	25,000,000	5,105,664
		288,745,164
TOTAL INFORMATION TECHNOLOGY		1,132,647,035
MATERIALS - 1.8%
Chemicals - 1.2%
C. Uyemura & Co. Ltd.	100,000	5,068,885
Chugoku Marine Paints Ltd.	350,000	3,080,829
Daishin-Chemical Co. Ltd.	150,000	1,121,417
Fuso Chemical Co. Ltd.	500,000	5,212,971
Hannong Chemicals, Inc. (f)	1,288,000	4,340,333
Kimoto Co. Ltd. (e)	50,000	126,611
Robertet SA	1,000	185,320
Scientex Bhd	350,000	638,625
Soda Aromatic Co. Ltd.	70,000	651,799
Soulbrain Co. Ltd.	10,000	328,928
T&K Toka Co. Ltd.	75,000	1,421,614
Tae Kyung Industrial Co. Ltd.	1,000,000	5,247,607
Toho Acetylene Co. Ltd.	200,000	343,099
Yara International ASA	850,000	44,304,871
		72,072,909
Construction Materials - 0.1%
Buzzi Unicem SpA (e)	150,000	1,844,160
Mitani Sekisan Co. Ltd.	274,900	4,682,353
		6,526,513
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	133,689
Metals & Mining - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	350,000	3,997,000
Pacific Metals Co. Ltd. (a)(e)	7,000,000	18,857,437
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Sherritt International Corp. (e)	2,200,000	$ 3,705,044
Tokyo Kohtetsu Co. Ltd.	307,900	1,104,116
		27,663,597
TOTAL MATERIALS		106,396,708
UTILITIES - 1.0%
Electric Utilities - 0.0%
Public Power Corp. of Greece (a)	25,000	135,600
Gas Utilities - 1.0%
GAIL India Ltd.	5,000,000	34,026,343
K&O Energy Group, Inc.	126,900	1,630,279
Kyungnam Energy Co. Ltd.	1,500,000	8,930,121
Seoul City Gas Co. Ltd.	75,000	9,736,835
YESCO Co. Ltd.	235,000	7,169,150
		61,492,728
TOTAL UTILITIES		61,628,328
TOTAL COMMON STOCKS (Cost $4,840,574,738)		5,947,244,296
Nonconvertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	164,076
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	4,195,125
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,509,708)		4,359,201
Preferred Securities - 0.4%
		Principal Amount (d)	Value
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $27,257,357)	EUR	17,587,000	$ 22,828,253
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	37,684,329	37,684,329
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	207,318,606	207,318,606
TOTAL MONEY MARKET FUNDS (Cost $245,002,935)		245,002,935
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $5,117,344,738)		6,219,434,685
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(208,803,005)
NET ASSETS - 100%		$ 6,010,631,680
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,828,253 or 0.4% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,704
Fidelity Securities Lending Cash Central Fund	3,972,767
Total	$ 4,006,471
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akka Technologies SA	$ 33,341,294	$ -	$ -	$ -	$ -
Amedisys, Inc.	58,865,060	-	332,272	-	81,722,000
Audika SA	8,815,716	26,246	-	119,737	7,288,500
CBIZ, Inc.	23,664,000	45,994	49,252	-	24,012,000
Daihatsu Diesel Manufacturing Co. Ltd.	20,031,545	-	-	-	25,555,853
Emori Group Holdings Co. Ltd.	10,070,289	1,164,269	-	102,932	5,531,558
Fuji Corp.	7,145,883	-	-	96,899	8,589,807
G-Tekt Corp.	15,433,957	7,580,459	-	131,342	21,437,051
Gendai Agency, Inc.	5,268,500	292,704	-	98,815	4,879,166
GMO Pepabo, Inc.	2,464,798	355,065	-	65,564	2,570,271
Gwangju Shinsegae Co. Ltd.	18,115,139	4,133,106	-	81,332	25,507,411
Hannong Chemicals, Inc.	5,219,952	-	-	78,165	4,340,333
HF Co.	2,467,534	-	-	-	-
Lacroix SA	10,524,742	118,182	-	-	8,673,985
Macnica, Inc.	35,289,211	-	-	265,566	31,683,444
MegaStudy Co. Ltd.	33,391,212	-	-	956,168	30,860,403
Miraial Co. Ltd.	10,637,992	-	-	48,413	8,149,292
Nisshin Fudosan Co. Ltd.	9,951,367	395,509	-	-	10,706,345
Samyoung M-Tek Co. Ltd.	3,541,780	-	-	63,721	3,489,918
Sansei Co. Ltd.	930,984	-	-	-	879,370
Sapporo Drug Store Co. Ltd.	7,094,927	-	-	17,573	6,632,059
SIMPAC, Inc.	16,188,533	-	-	141,097	11,872,611
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
TBK Co. Ltd.	$ 9,118,281	$ -	$ -	$ 118,578	$ 9,346,752
Tessi SA	26,647,095	-	-	-	-
Treasure Factory Co. Ltd.	4,717,743	-	996,223	-	-
Uchida Esco Co. Ltd.	1,694,979	308,085	-	8,131	2,008,829
Yorozu Corp.	23,381,400	6,680,849	-	115,207	29,047,325
Zappallas, Inc.	6,656,813	-	-	-	6,168,136
Total	$ 410,670,726	$ 21,100,468	$ 1,377,747	$ 2,509,240	$ 370,952,419
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,530,596,005	$ 846,318,473	$ 684,277,532	$ -
Consumer Staples	313,463,969	151,224,589	162,239,373	7
Energy	271,614,214	176,488,388	95,125,826	-
Financials	455,879,634	343,042,175	112,837,427	32
Health Care	1,611,203,069	1,550,174,103	61,028,966	-
Industrials	463,979,410	298,920,988	165,058,422	-
Information Technology	1,132,647,035	1,025,362,623	107,284,412	-
Materials	110,591,833	58,231,520	52,360,313	-
Utilities	61,628,328	135,600	61,492,728	-
Preferred Securities	22,828,253	-	22,828,253	-
Money Market Funds	245,002,935	245,002,935	-	-
Total Investments in Securities:	$ 6,219,434,685	$ 4,694,901,394	$ 1,524,533,252	$ 39
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	58.9%
Japan	14.3%
Korea (South)	5.8%
United Kingdom	4.3%
France	2.5%
Italy	2.5%
Bermuda	1.8%
Netherlands	1.4%
Bailiwick of Guernsey	1.2%
Canada	1.2%
Others (Individually Less Than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $200,589,498) - See accompanying schedule: Unaffiliated issuers (cost $4,559,155,294)	$ 5,603,479,331
Fidelity Central Funds (cost $245,002,935)	245,002,935
Other affiliated issuers (cost $313,186,509)	370,952,419
Total Investments (cost $5,117,344,738)		$ 6,219,434,685
Receivable for investments sold		102,179
Receivable for fund shares sold		4,092,197
Dividends receivable		6,891,537
Distributions receivable from Fidelity Central Funds		467,946
Prepaid expenses		12,424
Other receivables		11,972
Total assets		6,231,012,940

Liabilities
Payable for investments purchased	$ 7,999,508
Payable for fund shares redeemed	1,291,023
Accrued management fee	3,017,226
Other affiliated payables	440,335
Other payables and accrued expenses	314,562
Collateral on securities loaned, at value	207,318,606
Total liabilities		220,381,260

Net Assets		$ 6,010,631,680
Net Assets consist of:
Paid in capital		$ 4,855,066,183
Distributions in excess of net investment income		(1,750,334)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		55,762,589
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,101,553,242
Net Assets		$ 6,010,631,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Series Intrinsic Opportunities: Net Asset Value, offering price and redemption price per share ($2,455,518,613 ÷ 173,893,081 shares)	$ 14.12

Class F: Net Asset Value, offering price and redemption price per share ($3,555,113,067 ÷ 251,583,354 shares)	$ 14.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends (including $2,509,240 earned from other affiliated issuers)		$ 50,726,608
Interest		279,936
Income from Fidelity Central Funds (including $3,972,767 from security lending)		4,006,471
Total income		55,013,015

Expenses
Management fee Basic fee	$ 16,776,370
Performance adjustment	1,400,582
Transfer agent fees	2,099,144
Accounting and security lending fees	589,296
Custodian fees and expenses	197,258
Independent trustees' compensation	12,787
Registration fees	(12,074)
Audit	42,811
Legal	10,875
Interest	1,568
Miscellaneous	12,196
Total expenses before reductions	21,130,813
Expense reductions	(27,452)	21,103,361
Net investment income (loss)		33,909,654
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	103,378,421
Other affiliated issuers	734,347
Foreign currency transactions	(597,134)
Total net realized gain (loss)		103,515,634
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $207,559)	(22,658,946)
Assets and liabilities in foreign currencies	(382,298)
Total change in net unrealized appreciation (depreciation)		(23,041,244)
Net gain (loss)		80,474,390
Net increase (decrease) in net assets resulting from operations		$ 114,384,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,909,654	$ 89,757,443
Net realized gain (loss)	103,515,634	165,693,862
Change in net unrealized appreciation (depreciation)	(23,041,244)	546,994,529
Net increase (decrease) in net assets resulting from operations	114,384,044	802,445,834
Distributions to shareholders from net investment income	(92,830,534)	(61,872,801)
Distributions to shareholders from net realized gain	(174,368,638)	(79,158,464)
Total distributions	(267,199,172)	(141,031,265)
Share transactions - net increase (decrease)	208,279,217	812,348,626
Total increase (decrease) in net assets	55,464,089	1,473,763,195

Net Assets
Beginning of period	5,955,167,591	4,481,404,396
End of period (including distributions in excess of net investment income of $1,750,334 and undistributed net investment income of $57,170,546, respectively)	$ 6,010,631,680	$ 5,955,167,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Intrinsic Opportunities

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.21	.12
Net realized and unrealized gain (loss)	.20	1.84	2.69
Total from investment operations	.27	2.05	2.81
Distributions from net investment income	(.21)	(.15)	(.03)
Distributions from net realized gain	(.42)	(.21)	-
Total distributions	(.62) I	(.36)	(.03)
Net asset value, end of period	$ 14.12	$ 14.47	$ 12.78
Total ReturnB, C	1.83%	16.35%	28.19%
Ratios to Average Net Assets E, H
Expenses before reductions	.79%A	.81%	.81%A
Expenses net of fee waivers, if any	.79%A	.81%	.81%A
Expenses net of all reductions	.79%A	.81%	.79%A
Net investment income (loss)	1.01%A	1.55%	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,455,519	$ 2,479,629	$ 1,995,564
Portfolio turnover rateF	10% A	16%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to July 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.62 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.416 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.24	.13
Net realized and unrealized gain (loss)	.21	1.83	2.70
Total from investment operations	.29	2.07	2.83
Distributions from net investment income	(.23)	(.17)	(.03)
Distributions from net realized gain	(.42)	(.21)	-
Total distributions	(.65)	(.38)	(.03)
Net asset value, end of period	$ 14.13	$ 14.49	$ 12.80
Total ReturnB, C	1.92%	16.48%	28.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.62%A	.64%	.62%A
Expenses net of fee waivers, if any	.62%A	.64%	.62%A
Expenses net of all reductions	.62%A	.64%	.60%A
Net investment income (loss)	1.18%A	1.72%	1.77%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,555,113	$ 3,475,538	$ 2,485,841
Portfolio turnover rateF	10% A	16%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to July 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Intrinsic Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,595,487,437
Gross unrealized depreciation	(493,397,490)
Net unrealized appreciation (depreciation) on securities	$ 1,102,089,947

Tax cost	$ 5,117,344,738

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $291,347,365 and $343,355,381, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Intrinsic Opportunities as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Intrinsic Opportunities. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Intrinsic Opportunities	$ 2,099,144.17

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,322 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 20,560,750.34%		$ 1,568

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,166 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,039,500. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $8,642 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27,396 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Series Intrinsic Opportunities expenses during the period in the amount of $56.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Series Intrinsic Opportunities	$ 35,754,449	$ 25,386,331
Class F	57,076,085	36,486,470
Total	$ 92,830,534	$ 61,872,801

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
From net realized gain
Series Intrinsic Opportunities	$ 71,956,781	$ 34,641,059
Class F	102,411,857	44,517,405
Total	$ 174,368,638	$ 79,158,464

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Series Intrinsic Opportunities
Shares sold	7,282,268	41,466,082	$ 104,870,560	$ 563,346,615
Reinvestment of distributions	7,472,157	4,548,297	107,711,245	60,027,390
Shares redeemed	(12,256,245)	(30,743,763)	(175,086,981)	(424,014,291)
Net increase (decrease)	2,498,180	15,270,616	$ 37,494,824	$ 199,359,714
Class F
Shares sold	19,892,653	70,982,567	$ 286,602,096	$ 970,462,717
Reinvestment of distributions	11,056,180	6,134,277	159,487,927	81,003,875
Shares redeemed	(19,244,558)	(31,506,620)	(275,305,630)	(438,477,680)
Net increase (decrease)	11,704,275	45,610,224	$ 170,784,393	$ 612,988,912

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

O2T-SANN-0315
1.951015.102

Fidelity®

Value Discovery

Fund-

Class K

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Value Discovery	.84%
Actual		$ 1,000.00	$ 1,037.70	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Class K	.71%
Actual		$ 1,000.00	$ 1,038.30	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	2.9	2.8
Chevron Corp.	2.9	3.6
Wells Fargo & Co.	2.9	2.9
JPMorgan Chase & Co.	2.8	3.5
Johnson & Johnson	2.7	3.1
Medtronic PLC	2.5	2.6
United Technologies Corp.	2.2	0.4
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.1	2.3
Samsung Electronics Co. Ltd.	2.0	0.0
Exxon Mobil Corp.	1.9	2.3
	24.9
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	26.1
Information Technology	15.1	15.5
Consumer Discretionary	14.2	9.2
Health Care	13.8	17.8
Energy	9.0	9.8
Asset Allocation (% of fund's net assets)
As of January 31, 2015 *		As of July 31, 2014 **
	Stocks 93.2%		Stocks and Equity Futures 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 6.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	18.4%	** Foreign investments	15.2%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.7%
Hyundai Mobis	27,562	$ 6,181,145
Remy International, Inc.	61,491	1,307,914
		7,489,059
Diversified Consumer Services - 0.8%
ServiceMaster Global Holdings, Inc.	266,900	7,542,594
Steiner Leisure Ltd. (a)	43,768	1,909,160
		9,451,754
Leisure Products - 0.6%
Mattel, Inc.	240,000	6,456,000
Media - 6.6%
Comcast Corp. Class A	8,600	457,047
Corus Entertainment, Inc. Class B (non-vtg.) (d)	343,500	5,830,877
DIRECTV (a)	232,200	19,802,016
John Wiley & Sons, Inc. Class A	100,985	6,257,031
Starz Series A (a)	291,500	8,605,080
Time Warner Cable, Inc.	138,200	18,813,166
Viacom, Inc. Class B (non-vtg.)	210,400	13,553,968
		73,319,185
Multiline Retail - 1.5%
Macy's, Inc.	155,753	9,949,502
Target Corp.	98,200	7,228,502
		17,178,004
Specialty Retail - 3.5%
AutoZone, Inc. (a)	18,285	10,915,414
Bed Bath & Beyond, Inc. (a)	146,700	10,968,759
GNC Holdings, Inc.	277,400	12,299,916
TJX Companies, Inc.	74,200	4,892,748
		39,076,837
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	141,735	5,271,125
TOTAL CONSUMER DISCRETIONARY		158,241,964
CONSUMER STAPLES - 4.1%
Beverages - 0.6%
C&C Group PLC	1,605,277	6,294,452
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.9%
Tesco PLC	1,916,800	$ 6,481,970
Wal-Mart Stores, Inc.	180,000	15,296,400
		21,778,370
Food Products - 1.1%
Seaboard Corp. (a)	1,360	5,201,986
The J.M. Smucker Co.	65,721	6,779,121
		11,981,107
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	52,145	5,874,134
TOTAL CONSUMER STAPLES		45,928,063
ENERGY - 9.0%
Energy Equipment & Services - 1.3%
BW Offshore Ltd.	8,303,300	7,963,791
National Oilwell Varco, Inc.	110,600	6,019,958
		13,983,749
Oil, Gas & Consumable Fuels - 7.7%
Chevron Corp.	313,381	32,130,954
Exxon Mobil Corp.	244,328	21,359,154
Marathon Petroleum Corp.	93,500	8,657,165
Phillips 66 Co.	114,200	8,030,544
Suncor Energy, Inc.	361,200	10,773,180
Woodside Petroleum Ltd.	187,954	4,991,870
		85,942,867
TOTAL ENERGY		99,926,616
FINANCIALS - 25.3%
Banks - 8.7%
JPMorgan Chase & Co.	570,141	31,004,268
Regions Financial Corp.	782,900	6,811,230
SunTrust Banks, Inc.	228,400	8,775,128
U.S. Bancorp	430,400	18,038,064
Wells Fargo & Co.	608,937	31,616,009
		96,244,699
Capital Markets - 2.6%
East Capital Explorer AB (a)	86,479	478,685
Fortress Investment Group LLC	1,488,500	10,627,890
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GP Investments Ltd. Class A (depositary receipt) (a)	1,628,600	$ 3,277,533
MLP AG	440,172	1,750,828
The Blackstone Group LP	331,700	12,385,678
		28,520,614
Consumer Finance - 1.9%
American Express Co.	84,100	6,786,029
Capital One Financial Corp.	201,882	14,779,781
		21,565,810
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	227,031	32,672,029
Insurance - 5.9%
ACE Ltd.	109,200	11,789,232
Allied World Assurance Co.	195,400	7,556,118
Allstate Corp.	169,600	11,836,384
FNF Group	259,920	9,123,192
FNFV Group (a)	343,933	4,264,769
Prudential PLC	261,969	6,368,569
The Travelers Companies, Inc.	136,113	13,995,139
		64,933,403
Real Estate Investment Trusts - 3.3%
American Capital Agency Corp.	555,799	11,977,468
Annaly Capital Management, Inc.	1,211,695	12,795,499
MFA Financial, Inc.	1,535,464	12,038,038
		36,811,005
TOTAL FINANCIALS		280,747,560
HEALTH CARE - 13.8%
Health Care Equipment & Supplies - 2.5%
Medtronic PLC	386,078	27,565,969
Health Care Providers & Services - 4.1%
Cigna Corp.	147,838	15,793,534
Express Scripts Holding Co. (a)	168,101	13,567,432
UnitedHealth Group, Inc.	153,600	16,320,000
		45,680,966
Pharmaceuticals - 7.2%
GlaxoSmithKline PLC sponsored ADR	222,276	9,780,144
Johnson & Johnson	301,408	30,182,997
Mylan, Inc. (a)	94,995	5,048,984
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	248,800	$ 11,467,192
Teva Pharmaceutical Industries Ltd. sponsored ADR	407,668	23,180,002
		79,659,319
TOTAL HEALTH CARE		152,906,254
INDUSTRIALS - 6.9%
Aerospace & Defense - 2.2%
United Technologies Corp.	208,800	23,966,064
Electrical Equipment - 0.7%
Babcock & Wilcox Co.	291,600	7,940,268
Machinery - 2.2%
Deere & Co.	198,990	16,951,958
Global Brass & Copper Holdings, Inc.	151,249	1,985,899
Valmont Industries, Inc. (d)	49,100	5,897,892
		24,835,749
Professional Services - 1.8%
Dun & Bradstreet Corp.	131,165	15,098,403
VSE Corp.	60,100	4,349,437
		19,447,840
TOTAL INDUSTRIALS		76,189,921
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	769,518	20,288,342
Electronic Equipment & Components - 1.3%
Keysight Technologies, Inc. (a)	172,000	5,743,080
TE Connectivity Ltd.	127,102	8,438,302
		14,181,382
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	39,300	21,125,715
IT Services - 3.3%
Amdocs Ltd.	114,543	5,518,682
Fiserv, Inc. (a)	110,000	7,978,300
IBM Corp.	95,160	14,588,980
The Western Union Co.	509,400	8,659,800
		36,745,762
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.3%
Microsoft Corp.	158,924	$ 6,420,530
Oracle Corp.	467,713	19,592,498
		26,013,028
Technology Hardware, Storage & Peripherals - 4.5%
EMC Corp.	572,700	14,850,111
Hewlett-Packard Co.	362,412	13,093,946
Samsung Electronics Co. Ltd.	17,944	22,097,844
		50,041,901
TOTAL INFORMATION TECHNOLOGY		168,396,130
MATERIALS - 2.3%
Chemicals - 1.8%
Agrium, Inc.	78,500	8,375,104
CF Industries Holdings, Inc.	38,489	11,753,771
		20,128,875
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	146,500	5,692,990
TOTAL MATERIALS		25,821,865
UTILITIES - 2.5%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	156,300	9,817,203
Edison International	84,300	5,745,045
Xcel Energy, Inc.	182,500	6,849,225
		22,411,473
Multi-Utilities - 0.5%
CMS Energy Corp.	146,500	5,527,445
TOTAL UTILITIES		27,938,918
TOTAL COMMON STOCKS (Cost $948,137,271)		1,036,097,291
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 2/12/15 to 2/26/15 (Cost $719,995)	$ 720,000	$ 719,996
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	84,384,837	84,384,837
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	4,014,750	4,014,750
TOTAL MONEY MARKET FUNDS (Cost $88,399,587)		88,399,587
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,037,256,853)		1,125,216,874
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(13,435,846)
NET ASSETS - 100%		$ 1,111,781,028
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,979
Fidelity Securities Lending Cash Central Fund	53,720
Total	$ 82,699
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 158,241,964	$ 152,060,819	$ 6,181,145	$ -
Consumer Staples	45,928,063	39,446,093	6,481,970	-
Energy	99,926,616	94,934,746	4,991,870	-
Financials	280,747,560	274,378,991	6,368,569	-
Health Care	152,906,254	152,906,254	-	-
Industrials	76,189,921	76,189,921	-	-
Information Technology	168,396,130	146,298,286	22,097,844	-
Materials	25,821,865	25,821,865	-	-
Utilities	27,938,918	27,938,918	-	-
U.S. Government and Government Agency Obligations	719,996	-	719,996	-
Money Market Funds	88,399,587	88,399,587	-	-
Total Investments in Securities:	$ 1,125,216,874	$ 1,078,375,480	$ 46,841,394	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.6%
Ireland	3.1%
United Kingdom	2.6%
Korea (South)	2.6%
Switzerland	2.6%
Canada	2.2%
Israel	2.1%
France	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,771,664) - See accompanying schedule: Unaffiliated issuers (cost $948,857,266)	$ 1,036,817,287
Fidelity Central Funds (cost $88,399,587)	88,399,587
Total Investments (cost $1,037,256,853)		$ 1,125,216,874
Cash		300,303
Foreign currency held at value (cost $54,540)		54,540
Receivable for investments sold		4,330,257
Receivable for fund shares sold		2,921,447
Dividends receivable		848,748
Distributions receivable from Fidelity Central Funds		10,972
Prepaid expenses		1,768
Other receivables		3,978
Total assets		1,133,688,887

Liabilities
Payable for investments purchased	$ 16,289,833
Payable for fund shares redeemed	845,053
Accrued management fee	553,665
Other affiliated payables	171,700
Other payables and accrued expenses	32,858
Collateral on securities loaned, at value	4,014,750
Total liabilities		21,907,859

Net Assets		$ 1,111,781,028
Net Assets consist of:
Paid in capital		$ 1,039,234,116
Undistributed net investment income		12,731,593
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,143,981)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,959,300
Net Assets		$ 1,111,781,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Value Discovery: Net Asset Value, offering price and redemption price per share ($973,344,390 ÷ 40,794,191 shares)	$ 23.86

Class K: Net Asset Value, offering price and redemption price per share ($138,436,638 ÷ 5,805,065 shares)	$ 23.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 11,006,850
Special dividends		12,191,436
Interest		70
Income from Fidelity Central Funds		82,699
Total income		23,281,055

Expenses
Management fee Basic fee	$ 2,653,127
Performance adjustment	259,910
Transfer agent fees	788,755
Accounting and security lending fees	162,457
Custodian fees and expenses	14,424
Independent trustees' compensation	1,875
Registration fees	73,353
Audit	23,892
Legal	2,106
Miscellaneous	2,090
Total expenses before reductions	3,981,989
Expense reductions	(6,501)	3,975,488
Net investment income (loss)		19,305,567
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,225,145
Foreign currency transactions	(676)
Futures contracts	(388,481)
Total net realized gain (loss)		33,835,988
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,343,830)
Assets and liabilities in foreign currencies	199
Futures contracts	200,164
Total change in net unrealized appreciation (depreciation)		(22,143,467)
Net gain (loss)		11,692,521
Net increase (decrease) in net assets resulting from operations		$ 30,998,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,305,567	$ 8,849,312
Net realized gain (loss)	33,835,988	79,442,705
Change in net unrealized appreciation (depreciation)	(22,143,467)	10,858,809
Net increase (decrease) in net assets resulting from operations	30,998,088	99,150,826
Distributions to shareholders from net investment income	(12,741,014)	(6,964,725)
Distributions to shareholders from net realized gain	(667,082)	-
Total distributions	(13,408,096)	(6,964,725)
Share transactions - net increase (decrease)	293,177,831	182,641,981
Total increase (decrease) in net assets	310,767,823	274,828,082

Net Assets
Beginning of period	801,013,205	526,185,123
End of period (including undistributed net investment income of $12,731,593 and undistributed net investment income of $6,167,040, respectively)	$ 1,111,781,028	$ 801,013,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value Discovery

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.32	$ 19.93	$ 15.62	$ 14.98	$ 12.91	$ 11.58
Income from Investment Operations
Net investment income (loss) D	.48 I	.31	.29	.22	.13	.14G
Net realized and unrealized gain (loss)	.40	3.34	4.29	.57	2.13	1.31
Total from investment operations	.88	3.65	4.58	.79	2.26	1.45
Distributions from net investment income	(.32)	(.26)	(.27)	(.15)	(.19)	(.12)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.34)	(.26)	(.27)	(.15)	(.19)	(.12)
Net asset value, end of period	$ 23.86	$ 23.32	$ 19.93	$ 15.62	$ 14.98	$ 12.91
Total ReturnB, C	3.77%	18.52%	29.72%	5.43%	17.69%	12.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.84%A	.80%	.74%	.87%	.80%	.96%
Expenses net of fee waivers, if any	.84%A	.80%	.74%	.87%	.80%	.96%
Expenses net of all reductions	.84%A	.80%	.73%	.87%	.79%	.95%
Net investment income (loss)	3.99% A, I	1.44%	1.66%	1.49%	.88%	1.10% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 973,344	$ 686,767	$ 454,974	$ 412,499	$ 540,644	$ 598,561
Portfolio turnover rateF	41% A	58%	55%	92%	59%	116%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.30 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.46%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.32	$ 19.93	$ 15.62	$ 14.99	$ 12.92	$ 11.59
Income from Investment Operations
Net investment income (loss) D	.49 I	.34	.32	.25	.15	.17G
Net realized and unrealized gain (loss)	.40	3.34	4.29	.56	2.14	1.31
Total from investment operations	.89	3.68	4.61	.81	2.29	1.48
Distributions from net investment income	(.34)	(.29)	(.30)	(.18)	(.22)	(.15)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.36)	(.29)	(.30)	(.18)	(.22)	(.15)
Net asset value, end of period	$ 23.85	$ 23.32	$ 19.93	$ 15.62	$ 14.99	$ 12.92
Total ReturnB, C	3.83%	18.71%	29.97%	5.59%	17.93%	12.84%
Ratios to Average Net Assets E, H
Expenses before reductions	.71%A	.66%	.57%	.68%	.61%	.75%
Expenses net of fee waivers, if any	.71%A	.66%	.57%	.68%	.61%	.75%
Expenses net of all reductions	.71%A	.66%	.56%	.68%	.60%	.74%
Net investment income (loss)	4.12%A, I	1.58%	1.83%	1.68%	1.07%	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,437	$ 114,246	$ 71,212	$ 53,794	$ 41,562	$ 38,583
Portfolio turnover rateF	41% A	58%	55%	92%	59%	116%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.30 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 122,572,425
Gross unrealized depreciation	(37,578,992)
Net unrealized appreciation (depreciation) on securities	$ 84,993,433
Tax cost	$ 1,040,223,441

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (58,532,328)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

During the period the Fund recognized net realized gain (loss) of $(388,481) and a change in net unrealized appreciation (depreciation) of $200,164 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $439,626,192 and $191,117,090, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Value Discovery	$ 759,086.18
Class K	29,669.05
	$ 788,755

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,946 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,591.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $624 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $53,720.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,612 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $75.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Value Discovery expenses during the period in the amount of $814.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Value Discovery	$ 10,957,309	$ 5,880,680
Class K	1,783,705	1,084,045
Total	$ 12,741,014	$ 6,964,725
From net realized gain
Value Discovery	$ 578,732	$ -
Class K	88,350	-
Total	$ 667,082	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Value Discovery
Shares sold	14,051,876	9,957,139	$ 336,163,665	$ 226,028,010
Reinvestment of distributions	467,074	278,378	11,066,789	5,640,307
Shares redeemed	(3,169,656)	(3,617,186)	(75,715,378)	(78,363,112)
Net increase (decrease)	11,349,294	6,618,331	$ 271,515,076	$ 153,305,205
Class K
Shares sold	1,550,465	2,344,329	$ 37,039,665	$ 51,734,186
Reinvestment of distributions	79,062	53,522	1,872,055	1,084,045
Shares redeemed	(723,330)	(1,071,695)	(17,248,965)	(23,481,455)
Net increase (decrease)	906,197	1,326,156	$ 21,662,755	$ 29,336,776

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FVD-K-USAN-0315
1.863361.106

Fidelity®

Value Discovery

Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Value Discovery	.84%
Actual		$ 1,000.00	$ 1,037.70	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Class K	.71%
Actual		$ 1,000.00	$ 1,038.30	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	2.9	2.8
Chevron Corp.	2.9	3.6
Wells Fargo & Co.	2.9	2.9
JPMorgan Chase & Co.	2.8	3.5
Johnson & Johnson	2.7	3.1
Medtronic PLC	2.5	2.6
United Technologies Corp.	2.2	0.4
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.1	2.3
Samsung Electronics Co. Ltd.	2.0	0.0
Exxon Mobil Corp.	1.9	2.3
	24.9
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	26.1
Information Technology	15.1	15.5
Consumer Discretionary	14.2	9.2
Health Care	13.8	17.8
Energy	9.0	9.8
Asset Allocation (% of fund's net assets)
As of January 31, 2015 *		As of July 31, 2014 **
	Stocks 93.2%		Stocks and Equity Futures 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 6.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	18.4%	** Foreign investments	15.2%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.7%
Hyundai Mobis	27,562	$ 6,181,145
Remy International, Inc.	61,491	1,307,914
		7,489,059
Diversified Consumer Services - 0.8%
ServiceMaster Global Holdings, Inc.	266,900	7,542,594
Steiner Leisure Ltd. (a)	43,768	1,909,160
		9,451,754
Leisure Products - 0.6%
Mattel, Inc.	240,000	6,456,000
Media - 6.6%
Comcast Corp. Class A	8,600	457,047
Corus Entertainment, Inc. Class B (non-vtg.) (d)	343,500	5,830,877
DIRECTV (a)	232,200	19,802,016
John Wiley & Sons, Inc. Class A	100,985	6,257,031
Starz Series A (a)	291,500	8,605,080
Time Warner Cable, Inc.	138,200	18,813,166
Viacom, Inc. Class B (non-vtg.)	210,400	13,553,968
		73,319,185
Multiline Retail - 1.5%
Macy's, Inc.	155,753	9,949,502
Target Corp.	98,200	7,228,502
		17,178,004
Specialty Retail - 3.5%
AutoZone, Inc. (a)	18,285	10,915,414
Bed Bath & Beyond, Inc. (a)	146,700	10,968,759
GNC Holdings, Inc.	277,400	12,299,916
TJX Companies, Inc.	74,200	4,892,748
		39,076,837
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	141,735	5,271,125
TOTAL CONSUMER DISCRETIONARY		158,241,964
CONSUMER STAPLES - 4.1%
Beverages - 0.6%
C&C Group PLC	1,605,277	6,294,452
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.9%
Tesco PLC	1,916,800	$ 6,481,970
Wal-Mart Stores, Inc.	180,000	15,296,400
		21,778,370
Food Products - 1.1%
Seaboard Corp. (a)	1,360	5,201,986
The J.M. Smucker Co.	65,721	6,779,121
		11,981,107
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	52,145	5,874,134
TOTAL CONSUMER STAPLES		45,928,063
ENERGY - 9.0%
Energy Equipment & Services - 1.3%
BW Offshore Ltd.	8,303,300	7,963,791
National Oilwell Varco, Inc.	110,600	6,019,958
		13,983,749
Oil, Gas & Consumable Fuels - 7.7%
Chevron Corp.	313,381	32,130,954
Exxon Mobil Corp.	244,328	21,359,154
Marathon Petroleum Corp.	93,500	8,657,165
Phillips 66 Co.	114,200	8,030,544
Suncor Energy, Inc.	361,200	10,773,180
Woodside Petroleum Ltd.	187,954	4,991,870
		85,942,867
TOTAL ENERGY		99,926,616
FINANCIALS - 25.3%
Banks - 8.7%
JPMorgan Chase & Co.	570,141	31,004,268
Regions Financial Corp.	782,900	6,811,230
SunTrust Banks, Inc.	228,400	8,775,128
U.S. Bancorp	430,400	18,038,064
Wells Fargo & Co.	608,937	31,616,009
		96,244,699
Capital Markets - 2.6%
East Capital Explorer AB (a)	86,479	478,685
Fortress Investment Group LLC	1,488,500	10,627,890
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GP Investments Ltd. Class A (depositary receipt) (a)	1,628,600	$ 3,277,533
MLP AG	440,172	1,750,828
The Blackstone Group LP	331,700	12,385,678
		28,520,614
Consumer Finance - 1.9%
American Express Co.	84,100	6,786,029
Capital One Financial Corp.	201,882	14,779,781
		21,565,810
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	227,031	32,672,029
Insurance - 5.9%
ACE Ltd.	109,200	11,789,232
Allied World Assurance Co.	195,400	7,556,118
Allstate Corp.	169,600	11,836,384
FNF Group	259,920	9,123,192
FNFV Group (a)	343,933	4,264,769
Prudential PLC	261,969	6,368,569
The Travelers Companies, Inc.	136,113	13,995,139
		64,933,403
Real Estate Investment Trusts - 3.3%
American Capital Agency Corp.	555,799	11,977,468
Annaly Capital Management, Inc.	1,211,695	12,795,499
MFA Financial, Inc.	1,535,464	12,038,038
		36,811,005
TOTAL FINANCIALS		280,747,560
HEALTH CARE - 13.8%
Health Care Equipment & Supplies - 2.5%
Medtronic PLC	386,078	27,565,969
Health Care Providers & Services - 4.1%
Cigna Corp.	147,838	15,793,534
Express Scripts Holding Co. (a)	168,101	13,567,432
UnitedHealth Group, Inc.	153,600	16,320,000
		45,680,966
Pharmaceuticals - 7.2%
GlaxoSmithKline PLC sponsored ADR	222,276	9,780,144
Johnson & Johnson	301,408	30,182,997
Mylan, Inc. (a)	94,995	5,048,984
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	248,800	$ 11,467,192
Teva Pharmaceutical Industries Ltd. sponsored ADR	407,668	23,180,002
		79,659,319
TOTAL HEALTH CARE		152,906,254
INDUSTRIALS - 6.9%
Aerospace & Defense - 2.2%
United Technologies Corp.	208,800	23,966,064
Electrical Equipment - 0.7%
Babcock & Wilcox Co.	291,600	7,940,268
Machinery - 2.2%
Deere & Co.	198,990	16,951,958
Global Brass & Copper Holdings, Inc.	151,249	1,985,899
Valmont Industries, Inc. (d)	49,100	5,897,892
		24,835,749
Professional Services - 1.8%
Dun & Bradstreet Corp.	131,165	15,098,403
VSE Corp.	60,100	4,349,437
		19,447,840
TOTAL INDUSTRIALS		76,189,921
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	769,518	20,288,342
Electronic Equipment & Components - 1.3%
Keysight Technologies, Inc. (a)	172,000	5,743,080
TE Connectivity Ltd.	127,102	8,438,302
		14,181,382
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	39,300	21,125,715
IT Services - 3.3%
Amdocs Ltd.	114,543	5,518,682
Fiserv, Inc. (a)	110,000	7,978,300
IBM Corp.	95,160	14,588,980
The Western Union Co.	509,400	8,659,800
		36,745,762
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.3%
Microsoft Corp.	158,924	$ 6,420,530
Oracle Corp.	467,713	19,592,498
		26,013,028
Technology Hardware, Storage & Peripherals - 4.5%
EMC Corp.	572,700	14,850,111
Hewlett-Packard Co.	362,412	13,093,946
Samsung Electronics Co. Ltd.	17,944	22,097,844
		50,041,901
TOTAL INFORMATION TECHNOLOGY		168,396,130
MATERIALS - 2.3%
Chemicals - 1.8%
Agrium, Inc.	78,500	8,375,104
CF Industries Holdings, Inc.	38,489	11,753,771
		20,128,875
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	146,500	5,692,990
TOTAL MATERIALS		25,821,865
UTILITIES - 2.5%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	156,300	9,817,203
Edison International	84,300	5,745,045
Xcel Energy, Inc.	182,500	6,849,225
		22,411,473
Multi-Utilities - 0.5%
CMS Energy Corp.	146,500	5,527,445
TOTAL UTILITIES		27,938,918
TOTAL COMMON STOCKS (Cost $948,137,271)		1,036,097,291
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 2/12/15 to 2/26/15 (Cost $719,995)	$ 720,000	$ 719,996
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	84,384,837	84,384,837
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	4,014,750	4,014,750
TOTAL MONEY MARKET FUNDS (Cost $88,399,587)		88,399,587
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,037,256,853)		1,125,216,874
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(13,435,846)
NET ASSETS - 100%		$ 1,111,781,028
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,979
Fidelity Securities Lending Cash Central Fund	53,720
Total	$ 82,699
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 158,241,964	$ 152,060,819	$ 6,181,145	$ -
Consumer Staples	45,928,063	39,446,093	6,481,970	-
Energy	99,926,616	94,934,746	4,991,870	-
Financials	280,747,560	274,378,991	6,368,569	-
Health Care	152,906,254	152,906,254	-	-
Industrials	76,189,921	76,189,921	-	-
Information Technology	168,396,130	146,298,286	22,097,844	-
Materials	25,821,865	25,821,865	-	-
Utilities	27,938,918	27,938,918	-	-
U.S. Government and Government Agency Obligations	719,996	-	719,996	-
Money Market Funds	88,399,587	88,399,587	-	-
Total Investments in Securities:	$ 1,125,216,874	$ 1,078,375,480	$ 46,841,394	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.6%
Ireland	3.1%
United Kingdom	2.6%
Korea (South)	2.6%
Switzerland	2.6%
Canada	2.2%
Israel	2.1%
France	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,771,664) - See accompanying schedule: Unaffiliated issuers (cost $948,857,266)	$ 1,036,817,287
Fidelity Central Funds (cost $88,399,587)	88,399,587
Total Investments (cost $1,037,256,853)		$ 1,125,216,874
Cash		300,303
Foreign currency held at value (cost $54,540)		54,540
Receivable for investments sold		4,330,257
Receivable for fund shares sold		2,921,447
Dividends receivable		848,748
Distributions receivable from Fidelity Central Funds		10,972
Prepaid expenses		1,768
Other receivables		3,978
Total assets		1,133,688,887

Liabilities
Payable for investments purchased	$ 16,289,833
Payable for fund shares redeemed	845,053
Accrued management fee	553,665
Other affiliated payables	171,700
Other payables and accrued expenses	32,858
Collateral on securities loaned, at value	4,014,750
Total liabilities		21,907,859

Net Assets		$ 1,111,781,028
Net Assets consist of:
Paid in capital		$ 1,039,234,116
Undistributed net investment income		12,731,593
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,143,981)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,959,300
Net Assets		$ 1,111,781,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Value Discovery: Net Asset Value, offering price and redemption price per share ($973,344,390 ÷ 40,794,191 shares)	$ 23.86

Class K: Net Asset Value, offering price and redemption price per share ($138,436,638 ÷ 5,805,065 shares)	$ 23.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 11,006,850
Special dividends		12,191,436
Interest		70
Income from Fidelity Central Funds		82,699
Total income		23,281,055

Expenses
Management fee Basic fee	$ 2,653,127
Performance adjustment	259,910
Transfer agent fees	788,755
Accounting and security lending fees	162,457
Custodian fees and expenses	14,424
Independent trustees' compensation	1,875
Registration fees	73,353
Audit	23,892
Legal	2,106
Miscellaneous	2,090
Total expenses before reductions	3,981,989
Expense reductions	(6,501)	3,975,488
Net investment income (loss)		19,305,567
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,225,145
Foreign currency transactions	(676)
Futures contracts	(388,481)
Total net realized gain (loss)		33,835,988
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,343,830)
Assets and liabilities in foreign currencies	199
Futures contracts	200,164
Total change in net unrealized appreciation (depreciation)		(22,143,467)
Net gain (loss)		11,692,521
Net increase (decrease) in net assets resulting from operations		$ 30,998,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,305,567	$ 8,849,312
Net realized gain (loss)	33,835,988	79,442,705
Change in net unrealized appreciation (depreciation)	(22,143,467)	10,858,809
Net increase (decrease) in net assets resulting from operations	30,998,088	99,150,826
Distributions to shareholders from net investment income	(12,741,014)	(6,964,725)
Distributions to shareholders from net realized gain	(667,082)	-
Total distributions	(13,408,096)	(6,964,725)
Share transactions - net increase (decrease)	293,177,831	182,641,981
Total increase (decrease) in net assets	310,767,823	274,828,082

Net Assets
Beginning of period	801,013,205	526,185,123
End of period (including undistributed net investment income of $12,731,593 and undistributed net investment income of $6,167,040, respectively)	$ 1,111,781,028	$ 801,013,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value Discovery

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.32	$ 19.93	$ 15.62	$ 14.98	$ 12.91	$ 11.58
Income from Investment Operations
Net investment income (loss) D	.48 I	.31	.29	.22	.13	.14G
Net realized and unrealized gain (loss)	.40	3.34	4.29	.57	2.13	1.31
Total from investment operations	.88	3.65	4.58	.79	2.26	1.45
Distributions from net investment income	(.32)	(.26)	(.27)	(.15)	(.19)	(.12)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.34)	(.26)	(.27)	(.15)	(.19)	(.12)
Net asset value, end of period	$ 23.86	$ 23.32	$ 19.93	$ 15.62	$ 14.98	$ 12.91
Total ReturnB, C	3.77%	18.52%	29.72%	5.43%	17.69%	12.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.84%A	.80%	.74%	.87%	.80%	.96%
Expenses net of fee waivers, if any	.84%A	.80%	.74%	.87%	.80%	.96%
Expenses net of all reductions	.84%A	.80%	.73%	.87%	.79%	.95%
Net investment income (loss)	3.99% A, I	1.44%	1.66%	1.49%	.88%	1.10% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 973,344	$ 686,767	$ 454,974	$ 412,499	$ 540,644	$ 598,561
Portfolio turnover rateF	41% A	58%	55%	92%	59%	116%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.30 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.46%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.32	$ 19.93	$ 15.62	$ 14.99	$ 12.92	$ 11.59
Income from Investment Operations
Net investment income (loss) D	.49 I	.34	.32	.25	.15	.17G
Net realized and unrealized gain (loss)	.40	3.34	4.29	.56	2.14	1.31
Total from investment operations	.89	3.68	4.61	.81	2.29	1.48
Distributions from net investment income	(.34)	(.29)	(.30)	(.18)	(.22)	(.15)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.36)	(.29)	(.30)	(.18)	(.22)	(.15)
Net asset value, end of period	$ 23.85	$ 23.32	$ 19.93	$ 15.62	$ 14.99	$ 12.92
Total ReturnB, C	3.83%	18.71%	29.97%	5.59%	17.93%	12.84%
Ratios to Average Net Assets E, H
Expenses before reductions	.71%A	.66%	.57%	.68%	.61%	.75%
Expenses net of fee waivers, if any	.71%A	.66%	.57%	.68%	.61%	.75%
Expenses net of all reductions	.71%A	.66%	.56%	.68%	.60%	.74%
Net investment income (loss)	4.12%A, I	1.58%	1.83%	1.68%	1.07%	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,437	$ 114,246	$ 71,212	$ 53,794	$ 41,562	$ 38,583
Portfolio turnover rateF	41% A	58%	55%	92%	59%	116%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.30 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 122,572,425
Gross unrealized depreciation	(37,578,992)
Net unrealized appreciation (depreciation) on securities	$ 84,993,433
Tax cost	$ 1,040,223,441

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (58,532,328)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

During the period the Fund recognized net realized gain (loss) of $(388,481) and a change in net unrealized appreciation (depreciation) of $200,164 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $439,626,192 and $191,117,090, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Value Discovery	$ 759,086.18
Class K	29,669.05
	$ 788,755

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,946 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,591.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $624 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $53,720.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,612 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $75.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Value Discovery expenses during the period in the amount of $814.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Value Discovery	$ 10,957,309	$ 5,880,680
Class K	1,783,705	1,084,045
Total	$ 12,741,014	$ 6,964,725
From net realized gain
Value Discovery	$ 578,732	$ -
Class K	88,350	-
Total	$ 667,082	$ -

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Value Discovery
Shares sold	14,051,876	9,957,139	$ 336,163,665	$ 226,028,010
Reinvestment of distributions	467,074	278,378	11,066,789	5,640,307
Shares redeemed	(3,169,656)	(3,617,186)	(75,715,378)	(78,363,112)
Net increase (decrease)	11,349,294	6,618,331	$ 271,515,076	$ 153,305,205
Class K
Shares sold	1,550,465	2,344,329	$ 37,039,665	$ 51,734,186
Reinvestment of distributions	79,062	53,522	1,872,055	1,084,045
Shares redeemed	(723,330)	(1,071,695)	(17,248,965)	(23,481,455)
Net increase (decrease)	906,197	1,326,156	$ 21,662,755	$ 29,336,776

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FVD-USAN-0315
1.789740.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2015